UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05970

Cash Account Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Cash Account Trust

Service Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

October 31, 2011

Contents
3 Information About Each Fund's Expenses
DWS Money Market Portfolio
5 Portfolio Summary
6 Investment Portfolio
12 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
16 Financial Highlights
DWS Government & Agency Securities Portfolio
17 Portfolio Summary
18 Investment Portfolio
23 Statement of Assets and Liabilities
25 Statement of Operations
26 Statement of Changes in Net Assets
27 Financial Highlights
DWS Tax-Exempt Portfolio
28 Portfolio Summary
29 Investment Portfolio
40 Statement of Assets and Liabilities
42 Statement of Operations
43 Statement of Changes in Net Assets
44 Financial Highlights
45 Notes to Financial Statements
61 Investment Management Agreement Approval
76 Summary of Management Fee Evaluation by Independent Fee Consultant
80 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the funds' $1.00 share price. The credit quality of the funds' holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the funds' share price. The funds' share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the funds may have a significant adverse effect on the share prices of all classes of shares of the funds. See the prospectus for specific details regarding the funds' risk profile.

The funds' policies and procedures for voting proxies for portfolio securities and information about how the funds voted proxies related to their portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the funds' policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,000.05	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.11	$.55	$1.16
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,024.03	$1,024.58	$1,023.98
Expenses Paid per $1,000*	$1.12	$.56	$1.17

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.22%	.11%	.23%

For more information, please refer to each Fund's prospectus.

Portfolio Summary

Money Market Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Commercial Paper	34%	34%
Repurchase Agreements	19%	16%
Short-Term Notes	19%	17%
Government & Agency Obligations	14%	14%
Certificates of Deposit and Bank Notes	12%	16%
Time Deposits	2%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Money Market Portfolio	46 days	48 days
iMoneyNet First Tier Retail Money Fund Average*	37 days	40 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-11. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.1%
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	6,500,000	6,645,263
Bank of Nova Scotia, 0.23%, 11/8/2011	10,000,000	10,000,000
Bayerische Landesbank, 0.25%, 11/3/2011	50,000,000	50,000,000
Credit Suisse, 0.38%, 1/3/2012	10,000,000	10,000,000
DnB NOR Bank ASA, 0.35%, 1/17/2012	10,000,000	10,000,000
International Finance Corp., 3.0%, 11/15/2011	6,000,000	6,005,950
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 11/3/2011	12,000,000	12,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	10,000,000	10,029,203
Nordea Bank Finland PLC, 0.35%, 1/13/2012	10,000,000	10,000,000
Rabobank Nederland NV:
0.43%, 2/24/2012	25,000,000	25,000,000
0.43%, 3/2/2012	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB:
0.3%, 11/10/2011	14,250,000	14,250,000
0.33%, 12/2/2011	10,000,000	10,000,000
0.33%, 12/6/2011	25,000,000	25,000,000
Svenska Handelsbanken AB, 0.325%, 12/22/2011	19,500,000	19,500,345
Total Certificates of Deposit and Bank Notes (Cost $238,430,761)		238,430,761

Commercial Paper 33.8%
Issued at Discount** 33.3%
Antalis U.S. Funding Corp., 144A, 0.7%, 11/1/2011	16,000,000	16,000,000
Barclays Bank PLC:
0.35%, 12/1/2011	15,000,000	14,995,625
0.38%, 1/4/2012	14,500,000	14,490,204
0.52%, 2/27/2012	5,000,000	4,991,478
BHP Billiton Finance (USA) Ltd., 144A, 0.18%, 1/9/2012	9,500,000	9,496,723
BNZ International Funding Ltd.:
144A, 0.27%, 11/30/2011	10,000,000	9,997,825
144A, 0.57%, 4/10/2012	5,500,000	5,485,980
Cancara Asset Securitisation LLC, 144A, 0.27%, 11/4/2011	8,000,000	7,999,820
DnB NOR Bank ASA:
0.3%, 11/29/2011	12,000,000	11,997,200
0.3%, 12/12/2011	17,500,000	17,494,021
ENI Finance USA, Inc., 0.36%, 11/7/2011	19,200,000	19,198,848
Erste Abwicklungsanstalt:
0.37%, 1/9/2012	12,500,000	12,491,135
0.39%, 2/16/2012	14,000,000	13,983,772
0.4%, 3/29/2012	9,500,000	9,484,272
0.46%, 1/5/2012	7,800,000	7,793,522
General Electric Capital Corp.:
0.2%, 11/15/2011	50,000,000	49,996,111
0.3%, 2/22/2012	8,800,000	8,791,713
General Electric Capital Services, Inc.:
0.23%, 2/6/2012	10,000,000	9,993,803
0.35%, 3/20/2012	10,000,000	9,986,389
General Electric Co., 0.14%, 12/22/2011	15,000,000	14,997,025
Grampian Funding LLC, 144A, 0.3%, 12/9/2011	10,000,000	9,996,833
ING (U.S.) Funding LLC, 0.2%, 11/4/2011	71,000,000	70,998,817
Kellogg Co., 0.2%, 11/2/2011	2,500,000	2,499,986
Kells Funding LLC:
144A, 0.305%, 1/27/2012	10,000,000	9,992,629
144A, 0.35%, 2/17/2012	8,500,000	8,491,075
144A, 0.38%, 4/17/2012	700,000	698,759
144A, 0.45%, 1/20/2012	6,000,000	5,994,000
New York Life Capital Corp., 144A, 0.14%, 11/14/2011	25,000,000	24,998,736
NRW.Bank:
0.24%, 11/1/2011	16,000,000	16,000,000
0.25%, 11/8/2011	14,500,000	14,499,295
0.33%, 12/5/2011	6,000,000	5,998,130
0.4%, 12/2/2011	10,000,000	9,996,556
0.4%, 1/6/2012	6,000,000	5,995,600
Oversea-Chinese Banking Corp., Ltd., 0.47%, 2/15/2012	20,000,000	19,972,322
Pacific Gas & Electric Co., 144A, 0.37%, 11/14/2011	6,000,000	5,999,198
PepsiCo, Inc., 0.07%, 1/19/2012	20,000,000	19,996,964
Procter & Gamble International Funding SCA, 144A, 0.05%, 12/1/2011	15,000,000	14,999,375
SBAB Bank AB, 144A, 0.55%, 1/13/2012	15,000,000	14,983,271
Southern California Edison Co., 0.32%, 11/21/2011	10,000,000	9,998,222
Standard Chartered Bank, 0.35%, 12/7/2011	10,000,000	9,996,500
Straight-A Funding LLC, 144A, 0.19%, 11/15/2011	12,500,000	12,499,076
Sumitomo Mitsui Banking Corp., 0.355%, 1/9/2012	15,000,000	14,989,794
Swedbank AB:
0.32%, 12/5/2011	6,000,000	5,998,187
0.4%, 11/15/2011	14,200,000	14,197,791
0.44%, 1/13/2012	25,000,000	24,977,694
Toyota Motor Credit Corp., 0.27%, 1/6/2012	10,000,000	9,995,050
Walt Disney Co., 0.05%, 11/14/2011	20,000,000	19,999,639
		654,428,965
Issued at Par 0.5%
DnB NOR Bank ASA, 144A, 0.401%*, 4/2/2012	10,000,000	10,000,000
Total Commercial Paper (Cost $664,428,965)		664,428,965

Short-Term Notes* 18.3%
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	12,500,000	12,500,000
Bank of Nova Scotia:
0.318%, 11/9/2012	12,000,000	12,000,000
0.33%, 12/8/2011	8,000,000	8,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.257%, 5/25/2012	26,000,000	25,998,378
Canadian Imperial Bank of Commerce, 0.324%, 4/26/2012	21,600,000	21,600,000
Commonwealth Bank of Australia:
144A, 0.315%, 5/11/2012	18,000,000	18,000,000
144A, 0.342%, 2/3/2012	12,000,000	12,000,000
JPMorgan Chase Bank NA, 0.366%, 11/9/2012	23,500,000	23,500,000
Kells Funding LLC:
144A, 0.34%, 2/27/2012	6,000,000	6,000,000
144A, 0.374%, 2/24/2012	13,750,000	13,750,000
144A, 0.379%, 12/1/2011	10,000,000	10,000,000
Landesbank Baden-Wurttemberg, 144A, 0.575%, 6/22/2012	86,000,000	86,000,000
Lloyds TSB Bank PLC, 0.338%, 5/11/2012	12,000,000	12,000,000
Nordea Bank Finland PLC, 0.507%, 2/3/2012	3,000,000	3,001,576
Rabobank Nederland NV:
0.322%, 1/10/2012	8,000,000	8,000,000
0.339%, 4/24/2012	7,750,000	7,749,813
144A, 0.43%, 9/14/2012	12,000,000	12,000,000
Svenska Handelsbanken AB, 144A, 0.375%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.262%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.286%, 2/13/2012	5,000,000	5,000,000
0.332%, 5/9/2012	17,000,000	17,000,000
0.332%, 7/11/2012	12,000,000	12,000,000
0.34%, 1/10/2012	14,000,000	14,000,000
Total Short-Term Notes (Cost $360,599,767)		360,599,767

Government & Agency Obligations 13.4%
Foreign Government Obligation 0.6%
Kingdom of Denmark, 2.75%, 11/15/2011	11,500,000	11,510,155
Other Government Related (a) 1.1%
European Investment Bank, 2.625%, 11/15/2011	22,000,000	22,018,924
U.S. Government-Sponsored Agencies 6.1%
Federal Farm Credit Bank:
0.219%*, 11/2/2011	12,250,000	12,249,998
0.258%**, 4/4/2012	5,000,000	4,994,403
0.313%**, 12/16/2011	10,200,000	10,195,920
Federal Home Loan Bank, 1.0%, 12/28/2011	10,000,000	10,012,715
Federal National Mortgage Association:
0.099%**, 2/13/2012	12,500,000	12,496,389
0.139%**, 2/17/2012	10,000,000	9,995,800
0.148%**, 1/17/2012	25,000,000	24,991,979
0.153%**, 11/21/2011	15,000,000	14,998,667
0.16%**, 10/1/2012	10,000,000	9,985,111
5.375%, 11/15/2011	10,000,000	10,019,813
		119,940,795
U.S. Treasury Obligations 5.6%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,535,476
0.625%, 6/30/2012	7,403,000	7,427,638
0.625%, 7/31/2012	24,000,000	24,085,076
0.75%, 5/31/2012	18,501,000	18,571,359
0.875%, 1/31/2012	500,000	500,830
1.375%, 10/15/2012	20,000,000	20,232,718
4.5%, 11/30/2011	7,000,000	7,023,220
4.5%, 3/31/2012	10,000,000	10,176,515
4.875%, 6/30/2012	3,702,000	3,818,028
		110,370,860
Total Government & Agency Obligations (Cost $263,840,734)		263,840,734

Time Deposit 2.5%
Citibank NA, 0.1%, 11/2/2011 (Cost $50,000,000)	50,000,000	50,000,000

Municipal Bonds and Notes 0.2%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%***, 10/1/2037, LOC: Branch Banking & Trust (Cost $4,010,000)	4,010,000	4,010,000

Repurchase Agreements 18.4%
Barclays Capital PLC, 0.06%, dated 10/26/2011, to be repurchased at $48,591,567 on 11/2/2011 (b)	48,591,000	48,591,000
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $50,000,875 on 11/2/2011 (c)	50,000,000	50,000,000
BNP Paribas, 0.10%, dated 10/31/2011, to be repurchased at $120,000,333 on 11/1/2011 (d)	120,000,000	120,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $64,423,992 on 11/1/2011 (e)	64,423,777	64,423,777
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $79,000,285 on 11/1/2011 (f)	79,000,000	79,000,000
Total Repurchase Agreements (Cost $362,014,777)		362,014,777

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,943,325,004)+	98.7	1,943,325,004
Other Assets and Liabilities, Net	1.3	24,623,792
Net Assets	100.0	1,967,948,796

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2011.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

+ The cost for federal income tax purposes was $1,943,325,004.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,524,400	U.S. Treasury Bond	5.0	5/15/2037	5,995,517
309,400	U.S. Treasury Note	2.25	7/31/2018	322,718
11,453,300	U.S. Treasury Inflation Indexed Bond	1.125	1/15/2021	12,976,234
29,742,253	U.S. Treasury Inflation Indexed STRIPS	Zero Coupon	10/15/2015- 4/15/2029	30,268,371
Total Collateral Value				49,562,840

(c) Collateralized by $48,895,400 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $51,000,103.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,447,000	Federal Home Loan Bank	Zero Coupon	4/25/2012	16,442,066
25,963,000	Federal Home Loan Mortgage Corp.	4.56	4/1/2026	26,757,727
79,260,000	Federal National Mortgage Association	0.38-4.11	10/27/2014- 11/15/2030	79,200,579
Total Collateral Value				122,400,372

(e) Collateralized by $63,529,915 Federal National Mortgage Association, 2.73%, maturing on 9/1/2041 with a value of $65,712,252.

(f) Collateralized by $77,600,055 Federal Home Loan Mortgage Corp., 4.0%, maturing on 10/1/2041 with a value of $80,580,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (g)	$—	$1,581,310,227	$—	$1,581,310,227
Repurchase Agreements	—	362,014,777	—	362,014,777
Total	$—	$1,943,325,004	$—	$1,943,325,004

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(g) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,581,310,227
Repurchase agreements, valued at amortized cost	362,014,777
Total investments in securities, valued at amortized cost	1,943,325,004
Cash	410,480
Receivable for investments sold	22,944,218
Receivable for Fund shares sold	2,988
Interest receivable	1,865,043
Due from Advisor	10,061
Other assets	116,794
Total assets	1,968,674,588
Liabilities
Payable for Fund shares redeemed	124
Accrued management fee	236,439
Other accrued expenses and payables	489,229
Total liabilities	725,792
Net assets, at value	$1,967,948,796
Net Assets Consist of
Undistributed net investment income	39,083
Accumulated net realized gain (loss)	(31,104)
Paid-in capital	1,967,940,817
Net assets, at value	$1,967,948,796

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($752,037,684 ÷ 751,694,570 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($3,009,989 ÷ 3,008,602 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($11,432,778 ÷ 11,427,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($929,586 ÷ 929,162 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($59,690,638 ÷ 59,663,606 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($1,140,848,121 ÷ 1,140,326,445 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$2,675,134
Expenses: Management fee	1,856,668
Services to shareholders	2,911,287
Distribution and service fees	6,791,765
Custodian fee	27,413
Professional fees	65,721
Reports to shareholders	194,806
Registration fees	71,461
Trustees' fees and expenses	36,373
Other	39,144
Total expenses before expense reductions	11,994,638
Expense reductions	(9,476,997)
Total expenses after expense reductions	2,517,641
Net investment income	157,493
Net realized gain (loss) from investments	(31,104)
Net increase (decrease) in net assets resulting from operations	$126,389

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$157,493	$337,889
Net realized gain (loss)	(31,104)	46,708
Net increase in net assets resulting from operations	126,389	384,597
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(80,210)	(187,975)
Capital Assets Funds Preferred Shares	(940)	(13,299)
Davidson Cash Equivalent Shares	(618)	(1,869)
Davidson Cash Equivalent Plus Shares	(58)	(221)
Premier Money Market Shares	—	(5,042)
Premium Reserve Money Market Shares	(2,940)	(7,826)
Service Shares	(72,727)	(183,668)
Total distributions	(157,493)	(399,900)
Fund share transactions: Proceeds from shares sold	1,264,666,269	2,807,221,339
Reinvestment of distributions	155,598	395,534
Cost of shares redeemed	(1,882,771,479)	(2,616,619,588)
Net increase (decrease) in net assets from Fund share transactions	(617,949,612)	190,997,285
Increase (decrease) in net assets	(617,980,716)	190,981,982
Net assets at beginning of period	2,585,929,512	2,394,947,530
Net assets at end of period (including undistributed net investment income of $39,083 and $39,083, respectively)	$1,967,948,796	$2,585,929,512

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Service Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.012	.038	.043
Net realized and unrealized gain (loss)	(.000	)***	.000	***	.000	***	.000 ***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.012	.038	.043
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.012)	(.038)	(.043)
Net realized gains	—		—		(.000	)***	—	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.012)	(.038)	(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)a	.01	**	.01		.03		1.21	3.91	4.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,141		1,659		1,236		1,136	1,249	1,097
Ratio of expenses before expense reductions (%)	1.05	*	1.05		1.06		1.06	1.06	1.08
Ratio of expenses after expense reductions (%)	.22	*	.35		.44		1.00	1.02	1.00
Ratio of net investment income (%)	.01	*	.01		.01		1.16	3.79	4.28
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary

Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Government & Agency Obligations	60%	50%
Repurchase Agreements	35%	48%
Commercial Paper	5%	2%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Government & Agency Securities Portfolio	47 days	49 days
iMoneyNet Government & Agencies Retail Money Fund Average*	38 days	38 days

* The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 18-22. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 5.1%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 12/27/2011	60,000,000	59,983,200
144A, 0.19%, 12/5/2011	75,763,000	75,749,405
144A, 0.19%, 12/6/2011	13,000,000	12,997,598
144A, 0.19%, 12/19/2011	54,000,000	53,986,320
Total Commercial Paper (Cost $202,716,523)		202,716,523

Government & Agency Obligations 60.1%
Other Government Related (a) 4.8%
International Bank for Reconstruction & Development:
0.001%*, 11/1/2011	50,000,000	50,000,000
0.024%*, 11/18/2011	140,000,000	139,998,347
		189,998,347
U.S. Government-Sponsored Agencies 48.4%
Federal Farm Credit Bank:
0.092%*, 11/9/2011	10,000,000	9,999,778
0.1%**, 1/12/2012	100,000,000	100,000,499
0.129%*, 1/24/2012	20,000,000	19,993,933
0.173%**, 5/18/2012	165,000,000	164,995,455
0.18%*, 10/25/2012	8,000,000	7,985,640
0.313%*, 12/16/2011	28,000,000	27,988,800
Federal Home Loan Bank:
0.001%*, 11/1/2011	95,401,000	95,401,000
0.006%*, 11/25/2011	1,132,000	1,131,996
0.009%*, 11/4/2011	1,171,000	1,171,000
0.018%*, 11/2/2011	40,000,000	39,999,967
0.09%, 11/18/2011	25,000,000	24,999,616
0.108%*, 12/19/2011	50,000,000	49,992,667
0.13%, 1/23/2012	48,000,000	47,996,407
0.13%, 5/15/2012	30,000,000	29,991,522
0.16%, 3/30/2012	34,025,000	34,020,343
0.16%, 4/2/2012	28,500,000	28,497,255
0.16%, 4/30/2012	37,500,000	37,494,862
0.17%**, 1/18/2012	22,000,000	22,001,899
0.23%, 8/24/2012	15,000,000	15,005,046
0.26%**, 4/5/2013	22,500,000	22,496,727
0.26%**, 4/12/2013	22,000,000	21,996,778
0.3%, 12/27/2011	55,000,000	55,016,679
0.32%, 11/30/2011	30,000,000	30,004,425
0.75%, 12/21/2011	10,000,000	10,008,218
1.0%, 12/28/2011	13,460,000	13,477,115
Federal Home Loan Mortgage Corp.:
0.01%*, 11/21/2011	2,000,000	1,999,989
0.03%*, 1/25/2012	40,000,000	39,997,167
0.036%*, 11/2/2011	100,000,000	99,999,861
0.06%**, 11/9/2011	75,000,000	74,998,664
0.088%*, 12/21/2011	25,000,000	24,996,875
0.089%*, 12/20/2011	25,000,000	24,996,938
0.099%*, 2/23/2012	100,000,000	99,968,333
0.119%*, 1/11/2012	25,000,000	24,994,083
0.203%**, 2/16/2012	70,000,000	70,007,437
0.288%**, 11/10/2011	200,000,000	200,000,000
1.125%, 4/25/2012	18,185,000	18,266,296
Federal National Mortgage Association:
0.094%*, 4/18/2012	12,000,000	11,994,648
0.098%*, 12/2/2011	50,000,000	49,995,694
0.099%*, 2/13/2012	50,000,000	49,985,556
0.139%*, 2/17/2012	50,000,000	49,979,000
0.148%*, 1/17/2012	60,000,000	59,980,750
0.149%*, 3/1/2012	50,000,000	49,974,792
0.16%*, 10/1/2012	10,000,000	9,985,111
0.19%*, 10/1/2012	17,500,000	17,469,059
5.375%, 11/15/2011	16,040,000	16,071,780
		1,907,329,660
U.S. Treasury Obligations 6.9%
U.S. Treasury Bill, 0.01%*, 11/25/2011	50,000,000	49,999,667
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,768,389
0.625%, 6/30/2012	14,685,000	14,733,873
0.625%, 7/31/2012	40,000,000	40,141,794
0.75%, 5/31/2012	36,700,000	36,839,569
1.375%, 10/15/2012	36,000,000	36,418,892
4.5%, 4/30/2012	50,000,000	51,097,452
4.875%, 6/30/2012	7,343,000	7,573,861
		273,573,497
Total Government & Agency Obligations (Cost $2,370,901,504)		2,370,901,504

Repurchase Agreements 34.8%
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $325,005,688 on 11/2/2011 (b)	325,000,000	325,000,000
BNP Paribas, 0.1%, dated 10/31/2011, to be repurchased at $9,432,850 on 11/1/2011 (c)	9,432,824	9,432,824
BNP Paribas, 0.12%, dated 10/19/2011, to be repurchased at $200,020,000 on 11/18/2011 (d)	200,000,000	200,000,000
JPMorgan Securities, Inc., 0.11%, dated 10/31/2011, to be repurchased at $26,000,079 on 11/1/2011 (e)	26,000,000	26,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $35,030,781 on 11/1/2011 (f)	35,030,664	35,030,664
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $26,000,094 on 11/1/2011 (g)	26,000,000	26,000,000
Morgan Stanley & Co., Inc., 0.1%, dated 10/31/2011, to be repurchased at $150,000,417 on 11/1/2011 (h)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.11%, dated 10/25/2011, to be repurchased at $100,002,139 on 11/1/2011 (i)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.11%, dated 10/31/2011, to be repurchased at $500,001,528 on 11/1/2011 (j)	500,000,000	500,000,000
Total Repurchase Agreements (Cost $1,371,463,488)		1,371,463,488

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,945,081,515)+	100.0	3,945,081,515
Other Assets and Liabilities, Net	0.0	1,136,363
Net Assets	100.0	3,946,217,878

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $3,945,081,515.

(a) Government-backed debt issued by financial companies or government-sponsored enterprises.

(b) Collateralized by $317,819,500 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $331,500,040.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,504,000	Federal Farm Credit Bank	4.23	8/22/2031	5,491,698
6,670,500	Federal Home Loan Mortgage Corp.	Zero Coupon- 0.208	2/10/2012- 12/11/2025	4,130,395
Total Collateral Value				9,622,093

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
62,398,637	Federal Home Loan Mortgage Corp.	3.5-7.5	8/1/2012- 10/1/2041	67,947,478
124,384,856	Federal National Mortgage Association	3.0-8.0	2/1/2012-8/1/2041	136,052,522
Total Collateral Value				204,000,000

(e) Collateralized by $25,300,808 Federal Home Loan Mortgage Corp., with various coupon rates from 2.209-5.953%, with various maturity dates of 5/1/2025-6/1/2041 with a value of $26,521,875.

(f) Collateralized by $33,059,823 Federal National Mortgage Association, 5.0%, maturing on 5/1/2040 with a value of $35,731,277.

(g) Collateralized by $25,017,027 Federal National Mortgage Association, 4.5%, maturing on 1/1/2041 with a value of $26,520,000.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,286,078	Federal Home Loan Mortgage Corp.	4.5	9/1/2041	16,155,611
129,857,628	Federal National Mortgage Association	1.899-6.381	1/1/2017- 10/1/2047	136,844,389
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,991,416	Federal Home Loan Mortgage Corp. — Interest Only	5.797	5/15/2039	37,816,023
38,728,283	Federal National Mortgage Association	4.5-5.5	2/25/2024- 11/25/2041	44,052,478
146,019,183	Federal National Mortgage Association — Interest Only	5.705	9/25/2041	20,131,499
Total Collateral Value				102,000,000

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,642,944	Federal Home Loan Mortgage Corp.	4.5-5.5	2/15/2036- 10/15/2041	53,986,124
492,232,163	Federal Home Loan Mortgage Corp. — Interest Only	5.807-6.957	3/15/2026- 9/15/2041	84,024,169
157,267,237	Federal National Mortgage Association	Zero Coupon- 5.5	9/25/2023- 11/25/2041	167,724,594
1,207,540,149	Federal National Mortgage Association — Interest Only	5.705-6.455	12/25/2025- 11/25/2041	204,218,177
Total Collateral Value				509,953,064

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (k)	$—	$2,573,618,027	$—	$2,573,618,027
Repurchase Agreements	—	1,371,463,488	—	1,371,463,488
Total	$—	$3,945,081,515	$—	$3,945,081,515

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,573,618,027
Repurchase agreements, valued at amortized cost	1,371,463,488
Total investments in securities, valued at amortized cost	3,945,081,515
Cash	312,304
Receivable for Fund shares sold	199,927
Interest receivable	1,106,815
Due from Advisor	2,622
Other assets	130,747
Total assets	3,946,833,930
Liabilities
Payable for Fund shares redeemed	129,457
Distributions payable	27,821
Other accrued expenses and payables	458,774
Total liabilities	616,052
Net assets, at value	$3,946,217,878
Net Assets Consist of
Undistributed net investment income	201,488
Accumulated net realized gain (loss)	(437,978)
Paid-in capital	3,946,454,368
Net assets, at value	$3,946,217,878

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($247,458,450 ÷ 247,471,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($21,840,736 ÷ 21,841,898 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($87,946,627 ÷ 87,951,412 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($152,874,559 ÷ 152,882,692 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,023,490,812 ÷ 3,023,656,714 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($210,015,936 ÷ 210,030,769 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($202,590,758 ÷ 202,601,496 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,547,121
Expenses: Management fee	1,305,421
Administration fee	2,196,990
Services to shareholders	888,824
Distribution and service fees	1,569,199
Custodian fee	27,289
Professional fees	70,842
Reports to shareholders	49,361
Registration fees	68,098
Trustees' fees and expenses	76,335
Other	107,383
Total expenses before expense reductions	6,359,742
Expense reductions	(4,568,154)
Total expenses after expense reductions	1,791,588
Net investment income	755,533
Net realized gain (loss) from investments	164,519
Net increase (decrease) in net assets resulting from operations	$920,052

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$755,533	$2,339,963
Net realized gain (loss)	164,519	(602,497)
Net increase in net assets resulting from operations	920,052	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(12,675)	(29,745)
Davidson Cash Equivalent Shares	(1,009)	(2,133)
Davidson Cash Equivalent Plus Shares	(2,697)	(5,528)
DWS Government & Agency Money Fund	(7,775)	(28,169)
DWS Government Cash Institutional Shares	(711,573)	(2,230,405)
Government Cash Managed Shares	(11,710)	(21,680)
Service Shares	(8,090)	(12,160)
Total distributions	(755,529)	(2,329,820)
Fund share transactions: Proceeds from shares sold	21,753,422,037	38,138,317,757
Reinvestment of distributions	415,037	1,201,174
Cost of shares redeemed	(23,379,647,611)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(1,625,810,537)	(2,329,943,463)
Increase (decrease) in net assets	(1,625,646,014)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,488 and $201,484, respectively)	$3,946,217,878	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Service Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.007		.036	.043
Net realized and unrealized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.007		.036	.043
Less distributions from: Net investment income	.000	***	(.000	)***	(.000	)***	(.007)		(.036)	(.043)
Net realized gains	—		—		(.000	)***	—		—	—
Total distributions	.000	***	(.000	)***	(.000	)***	(.007)		(.036)	(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.01		.02		.73		3.66	4.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	203		113		117		152		100	53
Ratio of expenses before expense reductions (%)	1.03	*	1.04		1.04		1.04		1.05	1.09
Ratio of expenses after expense reductions (%)	.11	*	.22		.31		.93		1.02	1.00
Ratio of net investment income (%)	.01	*	.01		.01		.65	b	3.43	4.28
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary

Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Municipal Investments Municipal Variable Rate Demand Notes	74%	70%
Municipal Bonds and Notes	25%	27%
Municipal Floating Rate Notes	1%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Tax-Exempt Portfolio	38 days	33 days
National Tax-Free Retail Money Fund Average*	32 days	28 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 29-39. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 102.3%
Alabama 0.7%
Mobile, AL, Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.25%*, 6/1/2032, LOC: Bayerische Landesbank	5,190,000	5,190,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.19%*, 12/1/2027, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
		15,190,000
Alaska 1.3%
Anchorage, AK, Tax Anticipation Notes, 1.5%, 12/29/2011	30,000,000	30,056,975
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.18%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.3%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.17%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	35,900,000	35,900,000
California, Nuveen Insured Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	12,000,000	12,000,000
California, RBC Municipal Products, Inc. Trust, Series E-21, 144A, 0.18%, Mandatory Put 1/3/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,800,000	4,800,000
California, Statewide Communities Development Authority Revenue, County Museum of Art, Series B, 0.09%*, 12/1/2037, LOC: Union Bank NA	19,000,000	19,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.24%*, 5/15/2018, LOC: JPMorgan Chase Bank	14,500,000	14,500,000
Series 2681, 144A, AMT, 0.34%*, 5/15/2018, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
City of San Jose, Financing Authority, TECP, 0.35%, 12/9/2011, LOC: California State Teachers' Retirement System, State Street Bank & Trust Co.	14,091,000	14,091,000
Los Angeles County, CA, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.18%, Mandatory Put 12/1/2011 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.1%*, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palo Alto, CA, General Obligation, Series R-11954, 144A, 0.14%*, 8/1/2018, LIQ: Citibank NA	3,100,000	3,100,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,179,558
		163,910,558
Colorado 2.5%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.54%*, 12/1/2037, LOC: Compass Bank	15,145,000	15,145,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7%*, 12/1/2020, LOC: Compass Bank	5,000,000	5,000,000
Colorado Springs, CO, Utilities Revenue:
Series B, 0.13%*, 11/1/2026, SPA: Barclays Bank PLC	12,600,000	12,600,000
Series R-457, 144A, 0.17%*, 7/19/2012, LIQ: Citibank NA	7,465,000	7,465,000
Series A, 0.18%*, 11/1/2038, SPA: Bank of America NA	15,820,000	15,820,000
		56,030,000
Delaware 1.0%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.23%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	9,233,062	9,233,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.14%*, 5/1/2036, LOC: PNC Bank NA	5,990,000	5,990,000
Delaware, State Housing Authority Revenue, Series R-11651, 144A, AMT, 0.23%*, 1/1/2016, LIQ: Citibank NA	7,855,000	7,855,000
		23,078,062
Florida 4.7%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.18%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.23%*, 7/1/2024	10,175,000	10,175,000
Series 1012, 144A, 0.23%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.14%*, 7/15/2024, LIQ: Fannie Mae	9,000,000	9,000,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.14%*, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.25%*, 8/1/2034, LOC: Bank of America NA	7,455,000	7,455,000
Highlands County, FL, Health Facilities Authority Revenue, Series II R-11564, 144A, 0.14%*, 11/15/2014, LIQ: Citibank NA	9,365,000	9,365,000
Hillsborough County, FL, Series A, TECP, 0.21%, 11/3/2011, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.16%*, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.15%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.3%*, 10/1/2037, LOC: Bank of America NA	8,655,000	8,655,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.45%*, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000
		105,540,000
Georgia 4.5%
Appling County, GA, Development Authority, Georgia Power Co. Plant, Hatch Project, 0.19%*, 9/1/2041	12,600,000	12,600,000
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.19%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	68,000,000	68,144,772
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.08%*, 9/1/2035	3,800,000	3,800,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.16%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
		100,159,772
Idaho 3.6%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,913,681
Illinois 12.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.15%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.11%*, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, Waterworks Revenue, Series 2000-1, 0.14%*, 11/1/2030, SPA: JPMorgan Chase Bank	18,000,000	18,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.17%*, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.23%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	16,574,484	16,574,484
Illinois, Educational Facilities Authority Revenue, TECP, 0.18%, 11/3/2011, LOC: Northern Trust	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.15%*, 4/1/2033, LOC: Northern Trust Co.	4,600,000	4,600,000
Illinois, Finance Authority Revenue:
"A", 144A, 0.13%*, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
0.16%, 12/5/2011	15,000,000	15,000,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, General Obligation, Series MT-727, 144A, 0.2%*, 12/1/2028, LIQ: Bank of America NA	15,000,000	15,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.21%*, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	27,000,000	27,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.14%*, 4/1/2035, INS: NATL	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.23%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.14%*, 10/1/2026, LOC: JPMorgan Chase Bank	11,100,000	11,100,000
Upper, IL, River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.28%*, 8/1/2033, LOC: LaSalle Bank NA	6,335,000	6,335,000
		271,999,484
Indiana 0.7%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.18%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,570,000	7,570,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana Project, Series A-1, AMT, 0.18%*, 5/1/2035, LOC: Bank of America NA	8,025,000	8,025,000
		15,595,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.22%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,913,483
		19,563,483
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.25%*, 10/1/2028, LOC: Bank of America NA	4,400,000	4,400,000
Maine 2.2%
Maine, State Health & Higher Educational Facilities Authority Revenue, Maine Medical Center, Series A, 0.15%*, 7/1/2036, LOC: JPMorgan Chase Bank	15,500,000	15,500,000
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.75%*, 11/15/2041, SPA: KBC Bank NV	10,000,000	10,000,000
Maine, State Housing Authority Mortgage Revenue, Series H, 0.35%*, 11/15/2040, SPA: KBC Bank NV	23,000,000	23,000,000
		48,500,000
Maryland 0.5%
Maryland, Health & Higher Educational Facilities Authority, Series A, TECP, 0.18%, 1/5/2012. LIQ: Wachovia Bank NA	11,000,000	11,000,000
Massachusetts 1.5%
Massachusetts, State General Obligation:
Series B, 0.18%*, 8/1/2015, SPA: Landesbank Hessen-Thuringen	22,070,000	22,070,000
Series MT-723, 144A, 0.2%*, 8/1/2021, LIQ: Bank of America NA	8,000,000	8,000,000
Massachusetts, State Industrial Finance Agency, JHC Assisted Living Corp., Series A, 144A, 0.14%*, 12/1/2029, LOC: TD Bank NA	4,510,000	4,510,000
		34,580,000
Michigan 6.6%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.2%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	41,745,000	41,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.23%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.23%**, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.23%**, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.14%*, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series F, 0.13%*, 12/1/2033, LOC: JPMorgan Chase Bank	9,120,000	9,120,000
		148,165,000
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.37%*, 11/1/2017, LOC: U.S. Bank NA	1,335,000	1,335,000
Minneapolis, MN, General Obligation, 2.0%, 12/1/2011	3,000,000	3,004,400
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.21%, Mandatory Put 12/1/2011 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
		14,339,400
Mississippi 1.1%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	9,320,000	9,320,000
Series A, AMT, 0.47%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 0.59%*, 12/1/2047, LOC: HSBC Bank USA NA	5,684,211	5,684,211
		24,504,211
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.19%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 0.4%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series B, AMT, 0.24%*, 4/1/2042, SPA: JPMorgan Chase Bank	8,000,000	8,000,000
New Hampshire 1.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.2%*, 12/1/2032, LOC: Royal Bank of Canada (a)	25,000,000	25,000,000
New Jersey 0.7%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New York 8.5%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.22%*, 7/1/2037, LOC: Bank of America NA	9,000,000	9,000,000
Long Island, NY, Power Authority:
TECP, 0.23%, 12/6/2011, LOC: JPMorgan Chase Bank	30,000,000	30,000,000
Series 2, 0.24%*, 5/1/2033, LOC: Bayerische Landesbank	9,715,000	9,715,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14%*, 12/1/2040, LOC: HSBC Bank USA NA	4,405,000	4,405,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.2%*, 8/1/2029, LOC: JPMorgan Chase Bank	15,975,000	15,975,000
New York, Metropolitan Transportation Authority Revenue, TECP:
0.13%, 12/8/2011, LOC: TD Bank NA	5,000,000	5,000,000
0.17%, 11/3/2011, LOC: Royal Bank of Canada	20,000,000	20,000,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale, Landesbank Baden-Wurttemberg	10,500,000	10,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,183,195
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Series A, 144A, 0.33%, Mandatory Put 5/8/2012 @ 100, 12/1/2049	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.14%*, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York, NY, General Obligation:
Series B2, 0.21%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,930,000	3,930,000
Series A-4, 0.25%*, 8/1/2038, LOC: KBC Bank NV	2,500,000	2,500,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	21,919,268
		191,237,463
North Carolina 6.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.26%*, 11/1/2023	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.23%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,500,000	10,500,000
Series 1032, 0.23%*, 1/7/2024	11,625,000	11,625,000
Series 1008, 144A, 0.23%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.23%*, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1024, 144A, 0.23%*, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,725,000	4,725,000
Series 1009, 144A, 0.23%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,775,000	16,775,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.15%*, 12/1/2028, LOC: Branch Banking & Trust	5,000,000	5,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.15%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.15%*, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.08%*, 1/15/2045, LOC: Wells Fargo Bank NA	5,800,000	5,800,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.1%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.25%*, 8/1/2033, LOC: Bank of America NA	8,055,000	8,055,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.12%*, 11/1/2035, LOC: Credit Industrial et Commercial	44,250,000	44,250,000
		145,230,000
Ohio 1.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.54%*, 12/1/2032, LOC: KBC Bank NV	13,605,000	13,605,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificates of Participation, Series 2009-28, 144A, AMT, 0.26%*, 3/1/2035, LIQ: State Street Bank & Trust Co.	2,405,000	2,405,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	9,760,000	9,760,000
Series D, 144A, AMT, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	4,330,000	4,330,000
		30,100,000
Oklahoma 1.0%
Oklahoma, State Development Finance Authority Revenue, Continuing Care Retirement, Inverness Village Project, Series A, 0.75%*, 1/1/2042, LOC: KBC Bank NV	22,300,000	22,300,000
Other 5.8%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.27%*, 3/1/2041, LIQ: JPMorgan Chase Bank	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.28%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.16%*, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Delaware Valley, PA, Regional Financial Authority Revenue:
Series A, 0.23%*, 12/1/2019, LOC: Bayerische Landesbank	7,300,000	7,300,000
Series D, 0.23%*, 12/1/2020, LOC: Bayerische Landesbank	54,900,000	54,900,000
		74,515,000
South Carolina 0.9%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.23%*, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, State Public Service Authority Revenue, Series B, Prerefunded 1/1/12 @ 100, 5.125%, 1/1/2037, INS: AGMC	15,000,000	15,120,043
		20,875,043
Tennessee 2.8%
Metropolitan Government of Nashville and Davidson Counties, TN, TECP, 0.19%, 4/3/2012	50,000,000	50,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,974,990
		62,974,990
Texas 10.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.29%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
Austin, TX, Airport Systems Revenue, Series 3, AMT, 0.34%*, 11/15/2025, INS: AGMC, LOC: KBC Bank NV	32,350,000	32,350,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	7,910,000	7,910,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Katy, TX, Independent School Building District, 0.19%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project:
Series C, 0.1%*, 11/15/2050, LOC: Northern Trust Co.	3,500,000	3,500,000
Series E, 0.12%*, 11/15/2050, LOC: Wells Fargo Bank NA	4,300,000	4,300,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	12,150,000	12,150,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.31%*, 9/1/2032, LIQ: Bank of America NA	4,863,000	4,863,000
Texas, North East Independent School District, "A", 144A, 0.14%*, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.14%*, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
"A", 144A, 0.14%*, 4/1/2029	8,685,000	8,685,000
Series C, AMT, 0.15%*, 12/1/2027, SPA: JPMorgan Chase Bank	14,000,000	14,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3953, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3964, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	30,000,000	30,000,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.19%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		243,993,000
Virginia 1.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%*, 10/1/2037, LOC: Branch Banking & Trust	1,270,000	1,270,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.19%*, 7/15/2050, LIQ: Freddie Mac	19,030,000	19,030,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.21%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,905,000	8,905,000
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.14%*, 11/1/2036, SPA: Wells Fargo Bank NA	2,600,000	2,600,000
Virginia, University Revenues, TECP, 0.13%, 11/3/2011	11,000,000	11,000,000
		42,805,000
Washington 2.3%
Washington, State General Obligation:
Series 2599, 144A, 0.14%*, 1/1/2016, LIQ: JPMorgan Chase Bank	4,505,000	4,505,000
Series 3087, 144A, 0.14%*, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012 (b)	26,870,000	27,177,662
Washington, State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series D, 0.12%*, 8/15/2041, LOC: Barclays Bank PLC	5,000,000	5,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.16%*, 5/1/2028, LOC: U.S. Bank NA	8,545,000	8,545,000
		50,282,662
West Virginia 0.3%
West Virginia, Economic Development Authority Energy Revenue, Morgantown Energy, AMT, 0.17%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.5%
Milwaukee, WI, General Obligation, Promissory Notes, Series R2, 2.0%, 12/1/2011	25,000,000	25,037,189
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.28%*, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.12%*, 8/1/2030, LOC: U.S. Bank NA	2,300,000	2,300,000
		32,637,189

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,293,145,973)+	102.3	2,293,145,973
Other Assets and Liabilities, Net	(2.3)	(51,431,834)
Net Assets	100.0	2,241,714,139

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $2,293,145,973.

(a) Taxable issue.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$2,293,145,973	$—	$2,293,145,973
Total	$—	$2,293,145,973	$—	$2,293,145,973

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,293,145,973
Receivable for investments sold	13,545,000
Receivable for Fund shares sold	583,902
Interest receivable	2,875,360
Due from Advisor	3,761
Other assets	135,901
Total assets	2,310,289,897
Liabilities
Cash overdraft	27,673,641
Payable for investments purchased	12,600,000
Payable for investments purchased — when-issued securities	27,177,662
Payable for Fund shares redeemed	347,670
Distributions payable	12,704
Accrued management fee	106,732
Other accrued expenses and payables	657,349
Total liabilities	68,575,758
Net assets, at value	$2,241,714,139
Net Assets Consist of
Undistributed net investment income	676,117
Accumulated net realized gain (loss)	12,988
Paid-in capital	2,241,025,034
Net assets, at value	$2,241,714,139

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,778,370 ÷ 12,773,306 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,723,963 ÷ 63,698,694 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,137,956,806 ÷ 1,137,505,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($336,522,388 ÷ 336,389,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($116,647,511 ÷ 116,601,260 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($83,683,471 ÷ 83,650,312 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($154,632,003 ÷ 154,570,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($335,769,627 ÷ 335,636,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$3,083,293
Expenses: Management fee	743,403
Administration fee	1,251,148
Services to shareholders	597,020
Distribution and service fees	1,160,042
Custodian fee	20,799
Professional fees	68,067
Reports to shareholders	91,890
Registration fees	76,740
Trustees' fees and expenses	47,126
Other	82,861
Total expenses before expense reductions	4,139,096
Expense reductions	(1,513,416)
Total expenses after expense reductions	2,625,680
Net investment income	457,613
Net realized gain (loss) from investments	12,988
Net increase (decrease) in net assets resulting from operations	$470,601

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$457,613	$4,209,978
Net realized gain (loss)	12,988	26,953
Net increase in net assets resulting from operations	470,601	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(680)	(1,440)
Davidson Cash Equivalent Shares	(3,354)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(359,156)	(3,424,889)
DWS Tax-Exempt Money Fund	(53,637)	(551,022)
DWS Tax-Free Money Fund Class S	(11,624)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(4,540)	(7,236)
Tax-Exempt Cash Managed Shares	(7,170)	(18,703)
Tax-Free Investment Class	(17,451)	(41,260)
Total distributions	(457,612)	(4,210,092)
Fund share transactions: Proceeds from shares sold	3,281,866,207	9,995,553,494
Reinvestment of distributions	274,041	2,851,124
Cost of shares redeemed	(3,701,647,290)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(419,507,042)	(413,147,572)
Increase (decrease) in net assets	(419,494,053)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $676,117 and $676,116, respectively)	$2,241,714,139	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Service Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income (loss)	.000	***	.000	***	.000	***	.008	.024	.026
Net realized and unrealized gain (loss)	.000	***	.000	***	.000	***	.000 ***	.000 ***	(.000	)***
Total from investment operations	.000	***	.000	***	.000	***	.008	.024	.026
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.008)	(.024)	(.026)
Net realized gains	—		—		(.000	)***	—	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.008)	(.024)	(.026)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)a	.01	**	.01		.01		.82	2.38	2.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.84		82		37		62	76	18
Ratio of expenses before expense reductions (%)	1.04	*	1.04		1.05		1.06	1.05	1.05
Ratio of expenses after expense reductions (%)	.23	*	.34		.46		.97	1.00	1.00
Ratio of net investment income (%)	.01	*	.01		.01		.81	2.32	2.61
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2011, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $602,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2011 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio. The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor waived a portion of its management fee on the Money Market Portfolio aggregating $223,647, and the amount charged aggregated $1,633,021.

For the six months ended October 31, 2011, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Money Market Portfolio	.14%

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,305,421, all of which was waived.

For the six months ended October 31, 2011, the Tax-Exempt Portfolio incurred management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Tax-Exempt Portfolio	.06%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2011
Government & Agency Securities Portfolio	$2,196,990	$993,551	$249,967
Tax-Exempt Portfolio	$1,251,148	$—	$191,428

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2011, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$1,000,251	$881,457	$57,050
Capital Assets Funds Preferred Shares	2,812	2,812	—
Davidson Cash Equivalent Shares	17,271	14,816	2,065
Davidson Cash Equivalent Plus Shares	1,398	1,170	73
Premium Reserve Money Market Shares	45,357	33,274	6,736
Service Shares	1,813,937	1,528,056	114,261
	$2,881,026	$2,461,585	$180,185

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$315,956	$274,384	$—
Davidson Cash Equivalent Shares	26,171	22,838	1,651
Davidson Cash Equivalent Plus Shares	53,872	44,967	7,001
DWS Government & Agency Money Fund	66,483	41,639	18,254
DWS Government Cash Institutional Shares	87,792	87,792	—
Government Cash Managed Shares	89,679	51,890	15,504
Service Shares	201,800	176,473	14,762
	$841,753	$699,983	$57,172

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$16,957	$14,192	$1,670
Davidson Cash Equivalent Shares	50,221	36,303	7,460
DWS Tax-Exempt Cash Institutional Shares	78,204	66,465	—
DWS Tax-Exempt Money Fund	56,739	22,782	25,755
DWS Tax-Free Money Fund Class S	36,614	16,847	13,415
Service Shares	113,247	94,940	15,814
Tax-Exempt Cash Managed Shares	50,070	19,948	15,745
Tax-Free Investment Class	155,835	81,897	20,696
	$557,887	$353,374	$100,555

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,320,331	$1,320,331	.00%	.33%
Capital Assets Funds Preferred Shares	3,750	3,750	.00%	.20%
Davidson Cash Equivalent Shares	18,505	18,505	.00%	.30%
Davidson Cash Equivalent Plus Shares	1,439	1,439	.00%	.25%
Service Shares	4,353,448	4,353,448	.00%	.60%
	$5,697,473	$5,697,473

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$417,061	$417,061	.00%	.33%
Davidson Cash Equivalent Shares	30,198	30,198	.00%	.30%
Davidson Cash Equivalent Plus Shares	67,341	67,341	.00%	.25%
Service Shares	484,320	484,320	.00%	.60%
	$998,920	$998,920

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$22,384	$22,384	.00%	.33%
Davidson Cash Equivalent Shares	100,443	100,443	.00%	.30%
Service Shares	271,792	271,792	.00%	.60%
Tax-Free Investment Class	435,524	435,524	.00%	.25%
	$830,143	$830,143

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,000,251	$1,000,251	.00%	.25%
Capital Assets Funds Preferred Shares	1,875	1,875	.00%	.10%
Davidson Cash Equivalent Shares	15,420	15,420	.00%	.25%
Davidson Cash Equivalent Plus Shares	1,151	1,151	.00%	.20%
Premium Reserve Money Market Shares	75,595	75,595	.00%	.25%
	$1,094,292	$1,094,292

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$315,956	$315,956	.00%	.25%
Davidson Cash Equivalent Shares	25,165	25,165	.00%	.25%
Davidson Cash Equivalent Plus Shares	53,872	53,872	.00%	.20%
Government Cash Managed Shares	175,286	175,286	.00%	.15%
	$570,279	$570,279

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,958	$16,958	.00%	.25%
Davidson Cash Equivalent Shares	83,702	83,702	.00%	.25%
Tax-Exempt Cash Managed Shares	107,292	107,292	.00%	.15%
Tax-Free Investment Class	121,947	121,947	.00%	.07%
	$329,899	$329,899

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2011, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2011
Money Market Portfolio	$25,455	$23,349
Government & Agency Securities Portfolio	$30,918	$29,354
Tax-Exempt Portfolio	$47,072	$47,072

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2011, two shareholder accounts held approximately 11% and 11% of the outstanding shares of the Government & Agency Securities Portfolio, respectively, and one shareholder account held approximately 14% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	417,517,627	$417,517,627	839,154,629	$839,154,629
Capital Assets Funds Preferred Shares	7,075,466	7,075,466	16,426,872	16,426,872
Davidson Cash Equivalent Shares	2,775,231	2,775,231	3,734,002	3,734,002
Davidson Cash Equivalent Plus Shares	230,748	230,748	870,248	870,248
Premier Money Market Shares*	—	—	44,284,933	44,284,933
Premium Reserve Money Market Shares	45,983,839	45,983,839	111,139,828	111,139,828
Service Shares	791,083,358	791,083,358	1,791,610,827	1,791,610,827
		$1,264,666,269		$2,807,221,339
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	79,747	$79,747	187,455	$187,455
Capital Assets Funds Preferred Shares	933	933	13,160	13,160
Davidson Cash Equivalent Shares	614	614	1,863	1,863
Davidson Cash Equivalent Plus Shares	58	58	220	220
Premier Money Market Shares*	—	—	4,160	4,160
Premium Reserve Money Market Shares	2,028	2,028	5,371	5,371
Service Shares	72,218	72,218	183,305	183,305
		$155,598		$395,534
Shares redeemed
Capital Assets Funds Shares	(511,476,549)	$(511,476,549)	(890,506,653)	$(890,506,653)
Capital Assets Funds Preferred Shares	(8,784,058)	(8,784,058)	(64,951,835)	(64,951,835)
Davidson Cash Equivalent Shares	(4,467,373)	(4,467,373)	(8,417,805)	(8,417,805)
Davidson Cash Equivalent Plus Shares	(612,451)	(612,451)	(1,850,907)	(1,850,907)
Premier Money Market Shares*	—	—	(163,286,900)	(163,286,900)
Premium Reserve Money Market Shares	(47,899,727)	(47,899,727)	(119,115,201)	(119,115,201)
Service Shares	(1,309,531,321)	(1,309,531,321)	(1,368,490,287)	(1,368,490,287)
		$(1,882,771,479)		$(2,616,619,588)
Net increase (decrease)
Capital Assets Funds Shares	(93,879,175)	$(93,879,175)	(51,164,569)	$(51,164,569)
Capital Assets Funds Preferred Shares	(1,707,659)	(1,707,659)	(48,511,803)	(48,511,803)
Davidson Cash Equivalent Shares	(1,691,528)	(1,691,528)	(4,681,940)	(4,681,940)
Davidson Cash Equivalent Plus Shares	(381,645)	(381,645)	(980,439)	(980,439)
Premier Money Market Shares*	—	—	(118,997,807)	(118,997,807)
Premium Reserve Money Market Shares	(1,913,860)	(1,913,860)	(7,970,002)	(7,970,002)
Service Shares	(518,375,745)	(518,375,745)	423,303,845	423,303,845
		$(617,949,612)		$190,997,285

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	265,810,958	$265,810,958	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	11,651,481	11,651,481	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	122,371,851	122,371,851	275,786,862	275,786,862
DWS Government & Agency Money Fund	24,595,884	24,595,884	72,103,322	72,103,322
DWS Government Cash Institutional Shares	19,796,538,174	19,796,538,174	34,835,288,142	34,835,288,142
Government Cash Managed Shares	1,278,480,112	1,278,480,112	2,032,853,974	2,032,853,974
Service Shares	253,973,577	253,973,577	269,340,585	269,340,585
		$21,753,422,037		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	12,597	$12,597	29,657	$29,657
Davidson Cash Equivalent Shares	1,004	1,004	2,127	2,127
Davidson Cash Equivalent Plus Shares	2,689	2,689	5,509	5,509
DWS Government & Agency Money Fund	7,256	7,256	27,796	27,796
DWS Government Cash Institutional Shares	379,615	379,615	1,118,270	1,118,270
Government Cash Managed Shares	3,844	3,844	5,696	5,696
Service Shares	8,032	8,032	12,119	12,119
		$415,037		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(302,720,385)	$(302,720,385)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(8,869,127)	(8,869,127)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(67,687,369)	(67,687,369)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(41,825,331)	(41,825,331)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(21,545,469,412)	(21,545,469,412)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(1,248,285,535)	(1,248,285,535)	(2,132,755,829)	(2,132,755,829)
Service Shares	(164,790,452)	(164,790,452)	(272,492,118)	(272,492,118)
		$(23,379,647,611)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(36,896,830)	$(36,896,830)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	2,783,358	2,783,358	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	54,687,171	54,687,171	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(17,222,191)	(17,222,191)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(1,748,551,623)	(1,748,551,623)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	30,198,421	30,198,421	(99,896,159)	(99,896,159)
Service Shares	89,191,157	89,191,157	(3,139,414)	(3,139,414)
		$(1,625,810,537)		$(2,329,943,463)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,506,139	$17,506,139	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	54,409,847	54,409,847	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	2,643,974,604	2,643,974,604	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	98,130,776	98,130,776	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	16,293,284	16,293,284	40,065,751	40,065,751
Premier Money Market Shares**	—	—	17,963,464	17,963,464
Service Shares	88,088,690	88,088,690	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	206,527,622	206,527,622	270,920,971	270,920,971
Tax-Free Investment Class	156,935,245	156,935,245	408,957,323	408,957,323
		$3,281,866,207		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	677	$677	1,433	$1,433
Davidson Cash Equivalent Shares	3,333	3,333	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	185,739	185,739	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	51,551	51,551	541,218	541,218
DWS Tax-Free Money Fund Class S	11,124	11,124	147,957	147,957
Premier Money Market Shares**	—	—	1,023	1,023
Service Shares	4,511	4,511	7,238	7,238
Tax-Exempt Cash Managed Shares	129	129	84	84
Tax-Free Investment Class	16,977	16,977	40,669	40,669
		$274,041		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(15,328,993)	$(15,328,993)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(65,734,647)	(65,734,647)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(2,998,474,417)	(2,998,474,417)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(127,703,142)	(127,703,142)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(24,425,784)	(24,425,784)	(55,821,788)	(55,821,788)
Premier Money Market Shares**	—	—	(47,338,154)	(47,338,154)
Service Shares	(86,404,341)	(86,404,341)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(179,363,415)	(179,363,415)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(204,212,551)	(204,212,551)	(433,534,090)	(433,534,090)
		$(3,701,647,290)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	2,177,823	$2,177,823	(7,293,508)	(7,293,508)
Davidson Cash Equivalent Shares	(11,321,467)	(11,321,467)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(354,314,074)	(354,314,074)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(29,520,815)	(29,520,815)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(8,121,376)	(8,121,376)	(15,608,080)	(15,608,080)
Premier Money Market Shares**	—	—	(29,373,667)	(29,373,667)
Service Shares	1,688,860	1,688,860	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	27,164,336	27,164,336	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(47,260,329)	(47,260,329)	(24,536,098)	(24,536,098)
		$(419,507,042)		$(413,147,572)

** The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Investment Management Agreement Approval

Money Market Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Preferred Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Capital Assets Funds Shares (4th quartile), Premium Reserve Money Market Shares (3rd quartile) and Service Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Government & Agency Securities Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (4th quartile) and Service Shares (4th quartile); and lower than the median of the applicable Lipper expense universe for DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Tax-Free Investment Class shares (3rd quartile), and Service Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share classes: DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

SEMIANNUAL REPORT TO SHAREHOLDERS

Capital Assets Funds Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Capital Assets Funds Preferred Shares

Money Market Portfolio

October 31, 2011

Contents
3 Information About Each Fund's Expenses
DWS Money Market Portfolio
5 Portfolio Summary
6 Investment Portfolio
12 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
16 Financial Highlights
DWS Government & Agency Securities Portfolio
18 Portfolio Summary
19 Investment Portfolio
24 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Changes in Net Assets
28 Financial Highlights
DWS Tax-Exempt Portfolio
29 Portfolio Summary
30 Investment Portfolio
41 Statement of Assets and Liabilities
43 Statement of Operations
44 Statement of Changes in Net Assets
45 Financial Highlights
46 Notes to Financial Statements
62 Investment Management Agreement Approval
77 Summary of Management Fee Evaluation by Independent Fee Consultant
81 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the funds' $1.00 share price. The credit quality of the funds' holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the funds' share price. The funds' share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the funds may have a significant adverse effect on the share prices of all classes of shares of the funds. See the prospectus for specific details regarding the funds' risk profile.

The funds' policies and procedures for voting proxies for portfolio securities and information about how the funds voted proxies related to their portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the funds' policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Capital Assets Funds Shares and the Capital Assets Funds Preferred Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Capital Assets Funds Shares
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,000.10	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.06	$.55	$1.16
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,024.08	$1,024.58	$1,023.98
Expenses Paid per $1,000*	$1.07	$.56	$1.17

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares	.21%	.11%	.23%

For more information, please refer to each Fund's prospectus.

Capital Assets Funds Preferred Shares
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	Money Market Portfolio
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,000.25
Expenses Paid per $1,000*	$.91
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,024.23
Expenses Paid per $1,000*	$.92

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio	Money Market Portfolio
Capital Assets Funds Preferred Shares	.18%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Money Market Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Commercial Paper	34%	34%
Repurchase Agreements	19%	16%
Short-Term Notes	19%	17%
Government & Agency Obligations	14%	14%
Certificates of Deposit and Bank Notes	12%	16%
Time Deposits	2%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Money Market Portfolio	46 days	48 days
iMoneyNet First Tier Retail Money Fund Average*	37 days	40 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-11. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.1%
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	6,500,000	6,645,263
Bank of Nova Scotia, 0.23%, 11/8/2011	10,000,000	10,000,000
Bayerische Landesbank, 0.25%, 11/3/2011	50,000,000	50,000,000
Credit Suisse, 0.38%, 1/3/2012	10,000,000	10,000,000
DnB NOR Bank ASA, 0.35%, 1/17/2012	10,000,000	10,000,000
International Finance Corp., 3.0%, 11/15/2011	6,000,000	6,005,950
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 11/3/2011	12,000,000	12,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	10,000,000	10,029,203
Nordea Bank Finland PLC, 0.35%, 1/13/2012	10,000,000	10,000,000
Rabobank Nederland NV:
0.43%, 2/24/2012	25,000,000	25,000,000
0.43%, 3/2/2012	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB:
0.3%, 11/10/2011	14,250,000	14,250,000
0.33%, 12/2/2011	10,000,000	10,000,000
0.33%, 12/6/2011	25,000,000	25,000,000
Svenska Handelsbanken AB, 0.325%, 12/22/2011	19,500,000	19,500,345
Total Certificates of Deposit and Bank Notes (Cost $238,430,761)		238,430,761

Commercial Paper 33.8%
Issued at Discount** 33.3%
Antalis U.S. Funding Corp., 144A, 0.7%, 11/1/2011	16,000,000	16,000,000
Barclays Bank PLC:
0.35%, 12/1/2011	15,000,000	14,995,625
0.38%, 1/4/2012	14,500,000	14,490,204
0.52%, 2/27/2012	5,000,000	4,991,478
BHP Billiton Finance (USA) Ltd., 144A, 0.18%, 1/9/2012	9,500,000	9,496,723
BNZ International Funding Ltd.:
144A, 0.27%, 11/30/2011	10,000,000	9,997,825
144A, 0.57%, 4/10/2012	5,500,000	5,485,980
Cancara Asset Securitisation LLC, 144A, 0.27%, 11/4/2011	8,000,000	7,999,820
DnB NOR Bank ASA:
0.3%, 11/29/2011	12,000,000	11,997,200
0.3%, 12/12/2011	17,500,000	17,494,021
ENI Finance USA, Inc., 0.36%, 11/7/2011	19,200,000	19,198,848
Erste Abwicklungsanstalt:
0.37%, 1/9/2012	12,500,000	12,491,135
0.39%, 2/16/2012	14,000,000	13,983,772
0.4%, 3/29/2012	9,500,000	9,484,272
0.46%, 1/5/2012	7,800,000	7,793,522
General Electric Capital Corp.:
0.2%, 11/15/2011	50,000,000	49,996,111
0.3%, 2/22/2012	8,800,000	8,791,713
General Electric Capital Services, Inc.:
0.23%, 2/6/2012	10,000,000	9,993,803
0.35%, 3/20/2012	10,000,000	9,986,389
General Electric Co., 0.14%, 12/22/2011	15,000,000	14,997,025
Grampian Funding LLC, 144A, 0.3%, 12/9/2011	10,000,000	9,996,833
ING (U.S.) Funding LLC, 0.2%, 11/4/2011	71,000,000	70,998,817
Kellogg Co., 0.2%, 11/2/2011	2,500,000	2,499,986
Kells Funding LLC:
144A, 0.305%, 1/27/2012	10,000,000	9,992,629
144A, 0.35%, 2/17/2012	8,500,000	8,491,075
144A, 0.38%, 4/17/2012	700,000	698,759
144A, 0.45%, 1/20/2012	6,000,000	5,994,000
New York Life Capital Corp., 144A, 0.14%, 11/14/2011	25,000,000	24,998,736
NRW.Bank:
0.24%, 11/1/2011	16,000,000	16,000,000
0.25%, 11/8/2011	14,500,000	14,499,295
0.33%, 12/5/2011	6,000,000	5,998,130
0.4%, 12/2/2011	10,000,000	9,996,556
0.4%, 1/6/2012	6,000,000	5,995,600
Oversea-Chinese Banking Corp., Ltd., 0.47%, 2/15/2012	20,000,000	19,972,322
Pacific Gas & Electric Co., 144A, 0.37%, 11/14/2011	6,000,000	5,999,198
PepsiCo, Inc., 0.07%, 1/19/2012	20,000,000	19,996,964
Procter & Gamble International Funding SCA, 144A, 0.05%, 12/1/2011	15,000,000	14,999,375
SBAB Bank AB, 144A, 0.55%, 1/13/2012	15,000,000	14,983,271
Southern California Edison Co., 0.32%, 11/21/2011	10,000,000	9,998,222
Standard Chartered Bank, 0.35%, 12/7/2011	10,000,000	9,996,500
Straight-A Funding LLC, 144A, 0.19%, 11/15/2011	12,500,000	12,499,076
Sumitomo Mitsui Banking Corp., 0.355%, 1/9/2012	15,000,000	14,989,794
Swedbank AB:
0.32%, 12/5/2011	6,000,000	5,998,187
0.4%, 11/15/2011	14,200,000	14,197,791
0.44%, 1/13/2012	25,000,000	24,977,694
Toyota Motor Credit Corp., 0.27%, 1/6/2012	10,000,000	9,995,050
Walt Disney Co., 0.05%, 11/14/2011	20,000,000	19,999,639
		654,428,965
Issued at Par 0.5%
DnB NOR Bank ASA, 144A, 0.401%*, 4/2/2012	10,000,000	10,000,000
Total Commercial Paper (Cost $664,428,965)		664,428,965

Short-Term Notes* 18.3%
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	12,500,000	12,500,000
Bank of Nova Scotia:
0.318%, 11/9/2012	12,000,000	12,000,000
0.33%, 12/8/2011	8,000,000	8,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.257%, 5/25/2012	26,000,000	25,998,378
Canadian Imperial Bank of Commerce, 0.324%, 4/26/2012	21,600,000	21,600,000
Commonwealth Bank of Australia:
144A, 0.315%, 5/11/2012	18,000,000	18,000,000
144A, 0.342%, 2/3/2012	12,000,000	12,000,000
JPMorgan Chase Bank NA, 0.366%, 11/9/2012	23,500,000	23,500,000
Kells Funding LLC:
144A, 0.34%, 2/27/2012	6,000,000	6,000,000
144A, 0.374%, 2/24/2012	13,750,000	13,750,000
144A, 0.379%, 12/1/2011	10,000,000	10,000,000
Landesbank Baden-Wurttemberg, 144A, 0.575%, 6/22/2012	86,000,000	86,000,000
Lloyds TSB Bank PLC, 0.338%, 5/11/2012	12,000,000	12,000,000
Nordea Bank Finland PLC, 0.507%, 2/3/2012	3,000,000	3,001,576
Rabobank Nederland NV:
0.322%, 1/10/2012	8,000,000	8,000,000
0.339%, 4/24/2012	7,750,000	7,749,813
144A, 0.43%, 9/14/2012	12,000,000	12,000,000
Svenska Handelsbanken AB, 144A, 0.375%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.262%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.286%, 2/13/2012	5,000,000	5,000,000
0.332%, 5/9/2012	17,000,000	17,000,000
0.332%, 7/11/2012	12,000,000	12,000,000
0.34%, 1/10/2012	14,000,000	14,000,000
Total Short-Term Notes (Cost $360,599,767)		360,599,767

Government & Agency Obligations 13.4%
Foreign Government Obligation 0.6%
Kingdom of Denmark, 2.75%, 11/15/2011	11,500,000	11,510,155
Other Government Related (a) 1.1%
European Investment Bank, 2.625%, 11/15/2011	22,000,000	22,018,924
U.S. Government-Sponsored Agencies 6.1%
Federal Farm Credit Bank:
0.219%*, 11/2/2011	12,250,000	12,249,998
0.258%**, 4/4/2012	5,000,000	4,994,403
0.313%**, 12/16/2011	10,200,000	10,195,920
Federal Home Loan Bank, 1.0%, 12/28/2011	10,000,000	10,012,715
Federal National Mortgage Association:
0.099%**, 2/13/2012	12,500,000	12,496,389
0.139%**, 2/17/2012	10,000,000	9,995,800
0.148%**, 1/17/2012	25,000,000	24,991,979
0.153%**, 11/21/2011	15,000,000	14,998,667
0.16%**, 10/1/2012	10,000,000	9,985,111
5.375%, 11/15/2011	10,000,000	10,019,813
		119,940,795
U.S. Treasury Obligations 5.6%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,535,476
0.625%, 6/30/2012	7,403,000	7,427,638
0.625%, 7/31/2012	24,000,000	24,085,076
0.75%, 5/31/2012	18,501,000	18,571,359
0.875%, 1/31/2012	500,000	500,830
1.375%, 10/15/2012	20,000,000	20,232,718
4.5%, 11/30/2011	7,000,000	7,023,220
4.5%, 3/31/2012	10,000,000	10,176,515
4.875%, 6/30/2012	3,702,000	3,818,028
		110,370,860
Total Government & Agency Obligations (Cost $263,840,734)		263,840,734

Time Deposit 2.5%
Citibank NA, 0.1%, 11/2/2011 (Cost $50,000,000)	50,000,000	50,000,000

Municipal Bonds and Notes 0.2%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%***, 10/1/2037, LOC: Branch Banking & Trust (Cost $4,010,000)	4,010,000	4,010,000

Repurchase Agreements 18.4%
Barclays Capital PLC, 0.06%, dated 10/26/2011, to be repurchased at $48,591,567 on 11/2/2011 (b)	48,591,000	48,591,000
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $50,000,875 on 11/2/2011 (c)	50,000,000	50,000,000
BNP Paribas, 0.10%, dated 10/31/2011, to be repurchased at $120,000,333 on 11/1/2011 (d)	120,000,000	120,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $64,423,992 on 11/1/2011 (e)	64,423,777	64,423,777
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $79,000,285 on 11/1/2011 (f)	79,000,000	79,000,000
Total Repurchase Agreements (Cost $362,014,777)		362,014,777

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,943,325,004)+	98.7	1,943,325,004
Other Assets and Liabilities, Net	1.3	24,623,792
Net Assets	100.0	1,967,948,796

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2011.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

+ The cost for federal income tax purposes was $1,943,325,004.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,524,400	U.S. Treasury Bond	5.0	5/15/2037	5,995,517
309,400	U.S. Treasury Note	2.25	7/31/2018	322,718
11,453,300	U.S. Treasury Inflation Indexed Bond	1.125	1/15/2021	12,976,234
29,742,253	U.S. Treasury Inflation Indexed STRIPS	Zero Coupon	10/15/2015- 4/15/2029	30,268,371
Total Collateral Value				49,562,840

(c) Collateralized by $48,895,400 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $51,000,103.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,447,000	Federal Home Loan Bank	Zero Coupon	4/25/2012	16,442,066
25,963,000	Federal Home Loan Mortgage Corp.	4.56	4/1/2026	26,757,727
79,260,000	Federal National Mortgage Association	0.38-4.11	10/27/2014- 11/15/2030	79,200,579
Total Collateral Value				122,400,372

(e) Collateralized by $63,529,915 Federal National Mortgage Association, 2.73%, maturing on 9/1/2041 with a value of $65,712,252.

(f) Collateralized by $77,600,055 Federal Home Loan Mortgage Corp., 4.0%, maturing on 10/1/2041 with a value of $80,580,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (g)	$—	$1,581,310,227	$—	$1,581,310,227
Repurchase Agreements	—	362,014,777	—	362,014,777
Total	$—	$1,943,325,004	$—	$1,943,325,004

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(g) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,581,310,227
Repurchase agreements, valued at amortized cost	362,014,777
Total investments in securities, valued at amortized cost	1,943,325,004
Cash	410,480
Receivable for investments sold	22,944,218
Receivable for Fund shares sold	2,988
Interest receivable	1,865,043
Due from Advisor	10,061
Other assets	116,794
Total assets	1,968,674,588
Liabilities
Payable for Fund shares redeemed	124
Accrued management fee	236,439
Other accrued expenses and payables	489,229
Total liabilities	725,792
Net assets, at value	$1,967,948,796
Net Assets Consist of
Undistributed net investment income	39,083
Accumulated net realized gain (loss)	(31,104)
Paid-in capital	1,967,940,817
Net assets, at value	$1,967,948,796

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($752,037,684 ÷ 751,694,570 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($3,009,989 ÷ 3,008,602 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($11,432,778 ÷ 11,427,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($929,586 ÷ 929,162 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($59,690,638 ÷ 59,663,606 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($1,140,848,121 ÷ 1,140,326,445 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$2,675,134
Expenses: Management fee	1,856,668
Services to shareholders	2,911,287
Distribution and service fees	6,791,765
Custodian fee	27,413
Professional fees	65,721
Reports to shareholders	194,806
Registration fees	71,461
Trustees' fees and expenses	36,373
Other	39,144
Total expenses before expense reductions	11,994,638
Expense reductions	(9,476,997)
Total expenses after expense reductions	2,517,641
Net investment income	157,493
Net realized gain (loss) from investments	(31,104)
Net increase (decrease) in net assets resulting from operations	$126,389

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$157,493	$337,889
Net realized gain (loss)	(31,104)	46,708
Net increase in net assets resulting from operations	126,389	384,597
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(80,210)	(187,975)
Capital Assets Funds Preferred Shares	(940)	(13,299)
Davidson Cash Equivalent Shares	(618)	(1,869)
Davidson Cash Equivalent Plus Shares	(58)	(221)
Premier Money Market Shares	—	(5,042)
Premium Reserve Money Market Shares	(2,940)	(7,826)
Service Shares	(72,727)	(183,668)
Total distributions	(157,493)	(399,900)
Fund share transactions: Proceeds from shares sold	1,264,666,269	2,807,221,339
Reinvestment of distributions	155,598	395,534
Cost of shares redeemed	(1,882,771,479)	(2,616,619,588)
Net increase (decrease) in net assets from Fund share transactions	(617,949,612)	190,997,285
Increase (decrease) in net assets	(617,980,716)	190,981,982
Net assets at beginning of period	2,585,929,512	2,394,947,530
Net assets at end of period (including undistributed net investment income of $39,083 and $39,083, respectively)	$1,967,948,796	$2,585,929,512

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Capital Assets Funds Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.001		.012	.038	.043
Net realized and unrealized gain (loss)	(.000	)***	.000	***	.000	***	.000 ***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.001		.012	.038	.043
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.001)		(.012)	(.038)	(.043)
Net realized gain	—-		—		(.000	)***	—	—	—
Total distributions	(.000	)***	(.000	)***	(.001)		(.012)	(.038)	(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)a	.01	**	.02		.06		1.21	3.90	4.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	752		846		897		919	1,057	979
Ratio of expenses before expense reductions (%)	1.03	*	1.03		1.03		1.04	1.05	1.04
Ratio of expenses after expense reductions (%)	.21	*	.34		.42		1.00	1.03	1.00
Ratio of net investment income (%)	.02	*	.02		.04		1.16	3.78	4.28
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Money Market Portfolio Capital Assets Funds Preferred Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.001	.001		.016	.042	.047
Net realized and unrealized gain (loss)	(.000	)***	.000 ***	.000	***	.000 ***	.000 ***	.000 ***
Total from investment operations	.000	***	.001	.001		.016	.042	.047
Less distributions from: Net investment income	(.000	)***	(.001)	(.001)		(.016)	(.042)	(.047)
Net realized gain	—		—	(.000	)***	—	—	—
Total distributions	(.000	)***	(.001)	(.001)		(.016)	(.042)	(.047)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return (%)a	.03	**	.05	.06		1.60	4.30	4.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		5	53		49	75	.063
Ratio of expenses before expense reductions (%)	.65	*	.65	.65		.65	.66	.67
Ratio of expenses after expense reductions (%)	.18	*	.33	.41		.61	.61	.60
Ratio of net investment income (%)	.05	*	.05	.04		1.55	4.20	4.68
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary

Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Government & Agency Obligations	60%	50%
Repurchase Agreements	35%	48%
Commercial Paper	5%	2%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Government & Agency Securities Portfolio	47 days	49 days
iMoneyNet Government & Agencies Retail Money Fund Average*	38 days	38 days

* The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 19-23. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 5.1%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 12/27/2011	60,000,000	59,983,200
144A, 0.19%, 12/5/2011	75,763,000	75,749,405
144A, 0.19%, 12/6/2011	13,000,000	12,997,598
144A, 0.19%, 12/19/2011	54,000,000	53,986,320
Total Commercial Paper (Cost $202,716,523)		202,716,523

Government & Agency Obligations 60.1%
Other Government Related (a) 4.8%
International Bank for Reconstruction & Development:
0.001%*, 11/1/2011	50,000,000	50,000,000
0.024%*, 11/18/2011	140,000,000	139,998,347
		189,998,347
U.S. Government-Sponsored Agencies 48.4%
Federal Farm Credit Bank:
0.092%*, 11/9/2011	10,000,000	9,999,778
0.1%**, 1/12/2012	100,000,000	100,000,499
0.129%*, 1/24/2012	20,000,000	19,993,933
0.173%**, 5/18/2012	165,000,000	164,995,455
0.18%*, 10/25/2012	8,000,000	7,985,640
0.313%*, 12/16/2011	28,000,000	27,988,800
Federal Home Loan Bank:
0.001%*, 11/1/2011	95,401,000	95,401,000
0.006%*, 11/25/2011	1,132,000	1,131,996
0.009%*, 11/4/2011	1,171,000	1,171,000
0.018%*, 11/2/2011	40,000,000	39,999,967
0.09%, 11/18/2011	25,000,000	24,999,616
0.108%*, 12/19/2011	50,000,000	49,992,667
0.13%, 1/23/2012	48,000,000	47,996,407
0.13%, 5/15/2012	30,000,000	29,991,522
0.16%, 3/30/2012	34,025,000	34,020,343
0.16%, 4/2/2012	28,500,000	28,497,255
0.16%, 4/30/2012	37,500,000	37,494,862
0.17%**, 1/18/2012	22,000,000	22,001,899
0.23%, 8/24/2012	15,000,000	15,005,046
0.26%**, 4/5/2013	22,500,000	22,496,727
0.26%**, 4/12/2013	22,000,000	21,996,778
0.3%, 12/27/2011	55,000,000	55,016,679
0.32%, 11/30/2011	30,000,000	30,004,425
0.75%, 12/21/2011	10,000,000	10,008,218
1.0%, 12/28/2011	13,460,000	13,477,115
Federal Home Loan Mortgage Corp.:
0.01%*, 11/21/2011	2,000,000	1,999,989
0.03%*, 1/25/2012	40,000,000	39,997,167
0.036%*, 11/2/2011	100,000,000	99,999,861
0.06%**, 11/9/2011	75,000,000	74,998,664
0.088%*, 12/21/2011	25,000,000	24,996,875
0.089%*, 12/20/2011	25,000,000	24,996,938
0.099%*, 2/23/2012	100,000,000	99,968,333
0.119%*, 1/11/2012	25,000,000	24,994,083
0.203%**, 2/16/2012	70,000,000	70,007,437
0.288%**, 11/10/2011	200,000,000	200,000,000
1.125%, 4/25/2012	18,185,000	18,266,296
Federal National Mortgage Association:
0.094%*, 4/18/2012	12,000,000	11,994,648
0.098%*, 12/2/2011	50,000,000	49,995,694
0.099%*, 2/13/2012	50,000,000	49,985,556
0.139%*, 2/17/2012	50,000,000	49,979,000
0.148%*, 1/17/2012	60,000,000	59,980,750
0.149%*, 3/1/2012	50,000,000	49,974,792
0.16%*, 10/1/2012	10,000,000	9,985,111
0.19%*, 10/1/2012	17,500,000	17,469,059
5.375%, 11/15/2011	16,040,000	16,071,780
		1,907,329,660
U.S. Treasury Obligations 6.9%
U.S. Treasury Bill, 0.01%*, 11/25/2011	50,000,000	49,999,667
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,768,389
0.625%, 6/30/2012	14,685,000	14,733,873
0.625%, 7/31/2012	40,000,000	40,141,794
0.75%, 5/31/2012	36,700,000	36,839,569
1.375%, 10/15/2012	36,000,000	36,418,892
4.5%, 4/30/2012	50,000,000	51,097,452
4.875%, 6/30/2012	7,343,000	7,573,861
		273,573,497
Total Government & Agency Obligations (Cost $2,370,901,504)		2,370,901,504

Repurchase Agreements 34.8%
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $325,005,688 on 11/2/2011 (b)	325,000,000	325,000,000
BNP Paribas, 0.1%, dated 10/31/2011, to be repurchased at $9,432,850 on 11/1/2011 (c)	9,432,824	9,432,824
BNP Paribas, 0.12%, dated 10/19/2011, to be repurchased at $200,020,000 on 11/18/2011 (d)	200,000,000	200,000,000
JPMorgan Securities, Inc., 0.11%, dated 10/31/2011, to be repurchased at $26,000,079 on 11/1/2011 (e)	26,000,000	26,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $35,030,781 on 11/1/2011 (f)	35,030,664	35,030,664
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $26,000,094 on 11/1/2011 (g)	26,000,000	26,000,000
Morgan Stanley & Co., Inc., 0.1%, dated 10/31/2011, to be repurchased at $150,000,417 on 11/1/2011 (h)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.11%, dated 10/25/2011, to be repurchased at $100,002,139 on 11/1/2011 (i)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.11%, dated 10/31/2011, to be repurchased at $500,001,528 on 11/1/2011 (j)	500,000,000	500,000,000
Total Repurchase Agreements (Cost $1,371,463,488)		1,371,463,488

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,945,081,515)+	100.0	3,945,081,515
Other Assets and Liabilities, Net	0.0	1,136,363
Net Assets	100.0	3,946,217,878

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $3,945,081,515.

(a) Government-backed debt issued by financial companies or government-sponsored enterprises.

(b) Collateralized by $317,819,500 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $331,500,040.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,504,000	Federal Farm Credit Bank	4.23	8/22/2031	5,491,698
6,670,500	Federal Home Loan Mortgage Corp.	Zero Coupon- 0.208	2/10/2012- 12/11/2025	4,130,395
Total Collateral Value				9,622,093

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
62,398,637	Federal Home Loan Mortgage Corp.	3.5-7.5	8/1/2012- 10/1/2041	67,947,478
124,384,856	Federal National Mortgage Association	3.0-8.0	2/1/2012-8/1/2041	136,052,522
Total Collateral Value				204,000,000

(e) Collateralized by $25,300,808 Federal Home Loan Mortgage Corp., with various coupon rates from 2.209-5.953%, with various maturity dates of 5/1/2025-6/1/2041 with a value of $26,521,875.

(f) Collateralized by $33,059,823 Federal National Mortgage Association, 5.0%, maturing on 5/1/2040 with a value of $35,731,277.

(g) Collateralized by $25,017,027 Federal National Mortgage Association, 4.5%, maturing on 1/1/2041 with a value of $26,520,000.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,286,078	Federal Home Loan Mortgage Corp.	4.5	9/1/2041	16,155,611
129,857,628	Federal National Mortgage Association	1.899-6.381	1/1/2017- 10/1/2047	136,844,389
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,991,416	Federal Home Loan Mortgage Corp. — Interest Only	5.797	5/15/2039	37,816,023
38,728,283	Federal National Mortgage Association	4.5-5.5	2/25/2024- 11/25/2041	44,052,478
146,019,183	Federal National Mortgage Association — Interest Only	5.705	9/25/2041	20,131,499
Total Collateral Value				102,000,000

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,642,944	Federal Home Loan Mortgage Corp.	4.5-5.5	2/15/2036- 10/15/2041	53,986,124
492,232,163	Federal Home Loan Mortgage Corp. — Interest Only	5.807-6.957	3/15/2026- 9/15/2041	84,024,169
157,267,237	Federal National Mortgage Association	Zero Coupon- 5.5	9/25/2023- 11/25/2041	167,724,594
1,207,540,149	Federal National Mortgage Association — Interest Only	5.705-6.455	12/25/2025- 11/25/2041	204,218,177
Total Collateral Value				509,953,064

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (k)	$—	$2,573,618,027	$—	$2,573,618,027
Repurchase Agreements	—	1,371,463,488	—	1,371,463,488
Total	$—	$3,945,081,515	$—	$3,945,081,515

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,573,618,027
Repurchase agreements, valued at amortized cost	1,371,463,488
Total investments in securities, valued at amortized cost	3,945,081,515
Cash	312,304
Receivable for Fund shares sold	199,927
Interest receivable	1,106,815
Due from Advisor	2,622
Other assets	130,747
Total assets	3,946,833,930
Liabilities
Payable for Fund shares redeemed	129,457
Distributions payable	27,821
Other accrued expenses and payables	458,774
Total liabilities	616,052
Net assets, at value	$3,946,217,878
Net Assets Consist of
Undistributed net investment income	201,488
Accumulated net realized gain (loss)	(437,978)
Paid-in capital	3,946,454,368
Net assets, at value	$3,946,217,878

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($247,458,450 ÷ 247,471,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($21,840,736 ÷ 21,841,898 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($87,946,627 ÷ 87,951,412 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($152,874,559 ÷ 152,882,692 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,023,490,812 ÷ 3,023,656,714 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($210,015,936 ÷ 210,030,769 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($202,590,758 ÷ 202,601,496 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,547,121
Expenses: Management fee	1,305,421
Administration fee	2,196,990
Services to shareholders	888,824
Distribution and service fees	1,569,199
Custodian fee	27,289
Professional fees	70,842
Reports to shareholders	49,361
Registration fees	68,098
Trustees' fees and expenses	76,335
Other	107,383
Total expenses before expense reductions	6,359,742
Expense reductions	(4,568,154)
Total expenses after expense reductions	1,791,588
Net investment income	755,533
Net realized gain (loss) from investments	164,519
Net increase (decrease) in net assets resulting from operations	$920,052

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$755,533	$2,339,963
Net realized gain (loss)	164,519	(602,497)
Net increase in net assets resulting from operations	920,052	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(12,675)	(29,745)
Davidson Cash Equivalent Shares	(1,009)	(2,133)
Davidson Cash Equivalent Plus Shares	(2,697)	(5,528)
DWS Government & Agency Money Fund	(7,775)	(28,169)
DWS Government Cash Institutional Shares	(711,573)	(2,230,405)
Government Cash Managed Shares	(11,710)	(21,680)
Service Shares	(8,090)	(12,160)
Total distributions	(755,529)	(2,329,820)
Fund share transactions: Proceeds from shares sold	21,753,422,037	38,138,317,757
Reinvestment of distributions	415,037	1,201,174
Cost of shares redeemed	(23,379,647,611)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(1,625,810,537)	(2,329,943,463)
Increase (decrease) in net assets	(1,625,646,014)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,488 and $201,484, respectively)	$3,946,217,878	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Capital Assets Funds Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.007		.036	.043
Net realized and unrealized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.007		.036	.043
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.007)		(.036)	(.043)
Net realized gain	—		—		(.000	)***	—		—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.007)		(.036)	(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.01		.02		.75		3.67	4.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	247		284		304		280		199	76
Ratio of expenses before expense reductions (%)	1.01	*	1.01		1.03		1.03		1.03	1.05
Ratio of expenses after expense reductions (%)	.11	*	.22		.30		.92		1.01	1.00
Ratio of net investment income (%)	.01	*	.01		.01		.60	b	3.44	4.30
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary

Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Municipal Investments Municipal Variable Rate Demand Notes	74%	70%
Municipal Bonds and Notes	25%	27%
Municipal Floating Rate Notes	1%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Tax-Exempt Portfolio	38 days	33 days
National Tax-Free Retail Money Fund Average*	32 days	28 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 30-40. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 102.3%
Alabama 0.7%
Mobile, AL, Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.25%*, 6/1/2032, LOC: Bayerische Landesbank	5,190,000	5,190,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.19%*, 12/1/2027, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
		15,190,000
Alaska 1.3%
Anchorage, AK, Tax Anticipation Notes, 1.5%, 12/29/2011	30,000,000	30,056,975
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.18%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.3%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.17%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	35,900,000	35,900,000
California, Nuveen Insured Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	12,000,000	12,000,000
California, RBC Municipal Products, Inc. Trust, Series E-21, 144A, 0.18%, Mandatory Put 1/3/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,800,000	4,800,000
California, Statewide Communities Development Authority Revenue, County Museum of Art, Series B, 0.09%*, 12/1/2037, LOC: Union Bank NA	19,000,000	19,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.24%*, 5/15/2018, LOC: JPMorgan Chase Bank	14,500,000	14,500,000
Series 2681, 144A, AMT, 0.34%*, 5/15/2018, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
City of San Jose, Financing Authority, TECP, 0.35%, 12/9/2011, LOC: California State Teachers' Retirement System, State Street Bank & Trust Co.	14,091,000	14,091,000
Los Angeles County, CA, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.18%, Mandatory Put 12/1/2011 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.1%*, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palo Alto, CA, General Obligation, Series R-11954, 144A, 0.14%*, 8/1/2018, LIQ: Citibank NA	3,100,000	3,100,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,179,558
		163,910,558
Colorado 2.5%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.54%*, 12/1/2037, LOC: Compass Bank	15,145,000	15,145,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7%*, 12/1/2020, LOC: Compass Bank	5,000,000	5,000,000
Colorado Springs, CO, Utilities Revenue:
Series B, 0.13%*, 11/1/2026, SPA: Barclays Bank PLC	12,600,000	12,600,000
Series R-457, 144A, 0.17%*, 7/19/2012, LIQ: Citibank NA	7,465,000	7,465,000
Series A, 0.18%*, 11/1/2038, SPA: Bank of America NA	15,820,000	15,820,000
		56,030,000
Delaware 1.0%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.23%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	9,233,062	9,233,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.14%*, 5/1/2036, LOC: PNC Bank NA	5,990,000	5,990,000
Delaware, State Housing Authority Revenue, Series R-11651, 144A, AMT, 0.23%*, 1/1/2016, LIQ: Citibank NA	7,855,000	7,855,000
		23,078,062
Florida 4.7%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.18%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.23%*, 7/1/2024	10,175,000	10,175,000
Series 1012, 144A, 0.23%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.14%*, 7/15/2024, LIQ: Fannie Mae	9,000,000	9,000,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.14%*, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.25%*, 8/1/2034, LOC: Bank of America NA	7,455,000	7,455,000
Highlands County, FL, Health Facilities Authority Revenue, Series II R-11564, 144A, 0.14%*, 11/15/2014, LIQ: Citibank NA	9,365,000	9,365,000
Hillsborough County, FL, Series A, TECP, 0.21%, 11/3/2011, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.16%*, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.15%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.3%*, 10/1/2037, LOC: Bank of America NA	8,655,000	8,655,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.45%*, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000
		105,540,000
Georgia 4.5%
Appling County, GA, Development Authority, Georgia Power Co. Plant, Hatch Project, 0.19%*, 9/1/2041	12,600,000	12,600,000
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.19%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	68,000,000	68,144,772
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.08%*, 9/1/2035	3,800,000	3,800,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.16%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
		100,159,772
Idaho 3.6%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,913,681
Illinois 12.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.15%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.11%*, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, Waterworks Revenue, Series 2000-1, 0.14%*, 11/1/2030, SPA: JPMorgan Chase Bank	18,000,000	18,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.17%*, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.23%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	16,574,484	16,574,484
Illinois, Educational Facilities Authority Revenue, TECP, 0.18%, 11/3/2011, LOC: Northern Trust	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.15%*, 4/1/2033, LOC: Northern Trust Co.	4,600,000	4,600,000
Illinois, Finance Authority Revenue:
"A", 144A, 0.13%*, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
0.16%, 12/5/2011	15,000,000	15,000,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, General Obligation, Series MT-727, 144A, 0.2%*, 12/1/2028, LIQ: Bank of America NA	15,000,000	15,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.21%*, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	27,000,000	27,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.14%*, 4/1/2035, INS: NATL	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.23%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.14%*, 10/1/2026, LOC: JPMorgan Chase Bank	11,100,000	11,100,000
Upper, IL, River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.28%*, 8/1/2033, LOC: LaSalle Bank NA	6,335,000	6,335,000
		271,999,484
Indiana 0.7%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.18%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,570,000	7,570,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana Project, Series A-1, AMT, 0.18%*, 5/1/2035, LOC: Bank of America NA	8,025,000	8,025,000
		15,595,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.22%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,913,483
		19,563,483
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.25%*, 10/1/2028, LOC: Bank of America NA	4,400,000	4,400,000
Maine 2.2%
Maine, State Health & Higher Educational Facilities Authority Revenue, Maine Medical Center, Series A, 0.15%*, 7/1/2036, LOC: JPMorgan Chase Bank	15,500,000	15,500,000
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.75%*, 11/15/2041, SPA: KBC Bank NV	10,000,000	10,000,000
Maine, State Housing Authority Mortgage Revenue, Series H, 0.35%*, 11/15/2040, SPA: KBC Bank NV	23,000,000	23,000,000
		48,500,000
Maryland 0.5%
Maryland, Health & Higher Educational Facilities Authority, Series A, TECP, 0.18%, 1/5/2012. LIQ: Wachovia Bank NA	11,000,000	11,000,000
Massachusetts 1.5%
Massachusetts, State General Obligation:
Series B, 0.18%*, 8/1/2015, SPA: Landesbank Hessen-Thuringen	22,070,000	22,070,000
Series MT-723, 144A, 0.2%*, 8/1/2021, LIQ: Bank of America NA	8,000,000	8,000,000
Massachusetts, State Industrial Finance Agency, JHC Assisted Living Corp., Series A, 144A, 0.14%*, 12/1/2029, LOC: TD Bank NA	4,510,000	4,510,000
		34,580,000
Michigan 6.6%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.2%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	41,745,000	41,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.23%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.23%**, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.23%**, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.14%*, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series F, 0.13%*, 12/1/2033, LOC: JPMorgan Chase Bank	9,120,000	9,120,000
		148,165,000
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.37%*, 11/1/2017, LOC: U.S. Bank NA	1,335,000	1,335,000
Minneapolis, MN, General Obligation, 2.0%, 12/1/2011	3,000,000	3,004,400
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.21%, Mandatory Put 12/1/2011 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
		14,339,400
Mississippi 1.1%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	9,320,000	9,320,000
Series A, AMT, 0.47%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 0.59%*, 12/1/2047, LOC: HSBC Bank USA NA	5,684,211	5,684,211
		24,504,211
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.19%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 0.4%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series B, AMT, 0.24%*, 4/1/2042, SPA: JPMorgan Chase Bank	8,000,000	8,000,000
New Hampshire 1.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.2%*, 12/1/2032, LOC: Royal Bank of Canada (a)	25,000,000	25,000,000
New Jersey 0.7%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New York 8.5%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.22%*, 7/1/2037, LOC: Bank of America NA	9,000,000	9,000,000
Long Island, NY, Power Authority:
TECP, 0.23%, 12/6/2011, LOC: JPMorgan Chase Bank	30,000,000	30,000,000
Series 2, 0.24%*, 5/1/2033, LOC: Bayerische Landesbank	9,715,000	9,715,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14%*, 12/1/2040, LOC: HSBC Bank USA NA	4,405,000	4,405,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.2%*, 8/1/2029, LOC: JPMorgan Chase Bank	15,975,000	15,975,000
New York, Metropolitan Transportation Authority Revenue, TECP:
0.13%, 12/8/2011, LOC: TD Bank NA	5,000,000	5,000,000
0.17%, 11/3/2011, LOC: Royal Bank of Canada	20,000,000	20,000,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale, Landesbank Baden-Wurttemberg	10,500,000	10,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,183,195
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Series A, 144A, 0.33%, Mandatory Put 5/8/2012 @ 100, 12/1/2049	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.14%*, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York, NY, General Obligation:
Series B2, 0.21%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,930,000	3,930,000
Series A-4, 0.25%*, 8/1/2038, LOC: KBC Bank NV	2,500,000	2,500,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	21,919,268
		191,237,463
North Carolina 6.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.26%*, 11/1/2023	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.23%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,500,000	10,500,000
Series 1032, 0.23%*, 1/7/2024	11,625,000	11,625,000
Series 1008, 144A, 0.23%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.23%*, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1024, 144A, 0.23%*, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,725,000	4,725,000
Series 1009, 144A, 0.23%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,775,000	16,775,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.15%*, 12/1/2028, LOC: Branch Banking & Trust	5,000,000	5,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.15%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.15%*, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.08%*, 1/15/2045, LOC: Wells Fargo Bank NA	5,800,000	5,800,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.1%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.25%*, 8/1/2033, LOC: Bank of America NA	8,055,000	8,055,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.12%*, 11/1/2035, LOC: Credit Industrial et Commercial	44,250,000	44,250,000
		145,230,000
Ohio 1.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.54%*, 12/1/2032, LOC: KBC Bank NV	13,605,000	13,605,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificates of Participation, Series 2009-28, 144A, AMT, 0.26%*, 3/1/2035, LIQ: State Street Bank & Trust Co.	2,405,000	2,405,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	9,760,000	9,760,000
Series D, 144A, AMT, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	4,330,000	4,330,000
		30,100,000
Oklahoma 1.0%
Oklahoma, State Development Finance Authority Revenue, Continuing Care Retirement, Inverness Village Project, Series A, 0.75%*, 1/1/2042, LOC: KBC Bank NV	22,300,000	22,300,000
Other 5.8%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.27%*, 3/1/2041, LIQ: JPMorgan Chase Bank	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.28%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.16%*, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Delaware Valley, PA, Regional Financial Authority Revenue:
Series A, 0.23%*, 12/1/2019, LOC: Bayerische Landesbank	7,300,000	7,300,000
Series D, 0.23%*, 12/1/2020, LOC: Bayerische Landesbank	54,900,000	54,900,000
		74,515,000
South Carolina 0.9%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.23%*, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, State Public Service Authority Revenue, Series B, Prerefunded 1/1/12 @ 100, 5.125%, 1/1/2037, INS: AGMC	15,000,000	15,120,043
		20,875,043
Tennessee 2.8%
Metropolitan Government of Nashville and Davidson Counties, TN, TECP, 0.19%, 4/3/2012	50,000,000	50,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,974,990
		62,974,990
Texas 10.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.29%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
Austin, TX, Airport Systems Revenue, Series 3, AMT, 0.34%*, 11/15/2025, INS: AGMC, LOC: KBC Bank NV	32,350,000	32,350,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	7,910,000	7,910,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Katy, TX, Independent School Building District, 0.19%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project:
Series C, 0.1%*, 11/15/2050, LOC: Northern Trust Co.	3,500,000	3,500,000
Series E, 0.12%*, 11/15/2050, LOC: Wells Fargo Bank NA	4,300,000	4,300,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	12,150,000	12,150,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.31%*, 9/1/2032, LIQ: Bank of America NA	4,863,000	4,863,000
Texas, North East Independent School District, "A", 144A, 0.14%*, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.14%*, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
"A", 144A, 0.14%*, 4/1/2029	8,685,000	8,685,000
Series C, AMT, 0.15%*, 12/1/2027, SPA: JPMorgan Chase Bank	14,000,000	14,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3953, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3964, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	30,000,000	30,000,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.19%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		243,993,000
Virginia 1.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%*, 10/1/2037, LOC: Branch Banking & Trust	1,270,000	1,270,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.19%*, 7/15/2050, LIQ: Freddie Mac	19,030,000	19,030,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.21%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,905,000	8,905,000
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.14%*, 11/1/2036, SPA: Wells Fargo Bank NA	2,600,000	2,600,000
Virginia, University Revenues, TECP, 0.13%, 11/3/2011	11,000,000	11,000,000
		42,805,000
Washington 2.3%
Washington, State General Obligation:
Series 2599, 144A, 0.14%*, 1/1/2016, LIQ: JPMorgan Chase Bank	4,505,000	4,505,000
Series 3087, 144A, 0.14%*, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012 (b)	26,870,000	27,177,662
Washington, State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series D, 0.12%*, 8/15/2041, LOC: Barclays Bank PLC	5,000,000	5,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.16%*, 5/1/2028, LOC: U.S. Bank NA	8,545,000	8,545,000
		50,282,662
West Virginia 0.3%
West Virginia, Economic Development Authority Energy Revenue, Morgantown Energy, AMT, 0.17%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.5%
Milwaukee, WI, General Obligation, Promissory Notes, Series R2, 2.0%, 12/1/2011	25,000,000	25,037,189
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.28%*, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.12%*, 8/1/2030, LOC: U.S. Bank NA	2,300,000	2,300,000
		32,637,189

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,293,145,973)+	102.3	2,293,145,973
Other Assets and Liabilities, Net	(2.3)	(51,431,834)
Net Assets	100.0	2,241,714,139

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $2,293,145,973.

(a) Taxable issue.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$2,293,145,973	$—	$2,293,145,973
Total	$—	$2,293,145,973	$—	$2,293,145,973

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,293,145,973
Receivable for investments sold	13,545,000
Receivable for Fund shares sold	583,902
Interest receivable	2,875,360
Due from Advisor	3,761
Other assets	135,901
Total assets	2,310,289,897
Liabilities
Cash overdraft	27,673,641
Payable for investments purchased	12,600,000
Payable for investments purchased — when-issued securities	27,177,662
Payable for Fund shares redeemed	347,670
Distributions payable	12,704
Accrued management fee	106,732
Other accrued expenses and payables	657,349
Total liabilities	68,575,758
Net assets, at value	$2,241,714,139
Net Assets Consist of
Undistributed net investment income	676,117
Accumulated net realized gain (loss)	12,988
Paid-in capital	2,241,025,034
Net assets, at value	$2,241,714,139

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,778,370 ÷ 12,773,306 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,723,963 ÷ 63,698,694 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,137,956,806 ÷ 1,137,505,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($336,522,388 ÷ 336,389,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($116,647,511 ÷ 116,601,260 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($83,683,471 ÷ 83,650,312 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($154,632,003 ÷ 154,570,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($335,769,627 ÷ 335,636,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$3,083,293
Expenses: Management fee	743,403
Administration fee	1,251,148
Services to shareholders	597,020
Distribution and service fees	1,160,042
Custodian fee	20,799
Professional fees	68,067
Reports to shareholders	91,890
Registration fees	76,740
Trustees' fees and expenses	47,126
Other	82,861
Total expenses before expense reductions	4,139,096
Expense reductions	(1,513,416)
Total expenses after expense reductions	2,625,680
Net investment income	457,613
Net realized gain (loss) from investments	12,988
Net increase (decrease) in net assets resulting from operations	$470,601

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$457,613	$4,209,978
Net realized gain (loss)	12,988	26,953
Net increase in net assets resulting from operations	470,601	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(680)	(1,440)
Davidson Cash Equivalent Shares	(3,354)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(359,156)	(3,424,889)
DWS Tax-Exempt Money Fund	(53,637)	(551,022)
DWS Tax-Free Money Fund Class S	(11,624)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(4,540)	(7,236)
Tax-Exempt Cash Managed Shares	(7,170)	(18,703)
Tax-Free Investment Class	(17,451)	(41,260)
Total distributions	(457,612)	(4,210,092)
Fund share transactions: Proceeds from shares sold	3,281,866,207	9,995,553,494
Reinvestment of distributions	274,041	2,851,124
Cost of shares redeemed	(3,701,647,290)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(419,507,042)	(413,147,572)
Increase (decrease) in net assets	(419,494,053)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $676,117 and $676,116, respectively)	$2,241,714,139	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Capital Assets Funds Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.008	.024	.026
Net realized and unrealized gain (loss)	.000	***	.000	***	.000	***	.000 ***	.000 ***	(.000	)***
Total from investment operations	.000	***	.000	***	.000	***	.008	.024	.026
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.008)	(.024)	(.026)
Net realized gain	—		—		(.000	)***	—	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.008)	(.024)	(.026)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)a	.01	**	.01		.01		.83	2.38	2.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		11		18		26	17	18
Ratio of expenses before expense reductions (%)	1.02	*	1.02		1.03		1.03	1.02	1.04
Ratio of expenses after expense reductions (%)	.23	*	.35		.46		.96	1.00	1.00
Ratio of net investment income (%)	.01	*	.01		.01		.82	2.32	2.61
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Capital Assets Funds Shares and Capital Assets Funds Preferred Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2011, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $602,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2011 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio. The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

For the period from May 1, 2011 through October 31, 2011, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Capital Assets Funds Preferred Shares of the Money Market Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.60%.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor and Penson Financial Services, Inc., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These waivers may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor waived a portion of its management fee on the Money Market Portfolio aggregating $223,647, and the amount charged aggregated $1,633,021.

For the six months ended October 31, 2011, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Money Market Portfolio	.14%

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

For the period from May 1, 2011 through October 31, 2011, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Capital Assets Funds Shares of the Tax-Exempt Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.03%.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor and Penson Financial Services, Inc., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These waivers may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,305,421, all of which was waived.

For the six months ended October 31, 2011, the Tax-Exempt Portfolio incurred management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Tax-Exempt Portfolio	.06%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2011
Government & Agency Securities Portfolio	$2,196,990	$993,551	$249,967
Tax-Exempt Portfolio	$1,251,148	$—	$191,428

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2011, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$1,000,251	$881,457	$57,050
Capital Assets Funds Preferred Shares	2,812	2,812	—
Davidson Cash Equivalent Shares	17,271	14,816	2,065
Davidson Cash Equivalent Plus Shares	1,398	1,170	73
Premium Reserve Money Market Shares	45,357	33,274	6,736
Service Shares	1,813,937	1,528,056	114,261
	$2,881,026	$2,461,585	$180,185

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$315,956	$274,384	$—
Davidson Cash Equivalent Shares	26,171	22,838	1,651
Davidson Cash Equivalent Plus Shares	53,872	44,967	7,001
DWS Government & Agency Money Fund	66,483	41,639	18,254
DWS Government Cash Institutional Shares	87,792	87,792	—
Government Cash Managed Shares	89,679	51,890	15,504
Service Shares	201,800	176,473	14,762
	$841,753	$699,983	$57,172

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$16,957	$14,192	$1,670
Davidson Cash Equivalent Shares	50,221	36,303	7,460
DWS Tax-Exempt Cash Institutional Shares	78,204	66,465	—
DWS Tax-Exempt Money Fund	56,739	22,782	25,755
DWS Tax-Free Money Fund Class S	36,614	16,847	13,415
Service Shares	113,247	94,940	15,814
Tax-Exempt Cash Managed Shares	50,070	19,948	15,745
Tax-Free Investment Class	155,835	81,897	20,696
	$557,887	$353,374	$100,555

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,320,331	$1,320,331	.00%	.33%
Capital Assets Funds Preferred Shares	3,750	3,750	.00%	.20%
Davidson Cash Equivalent Shares	18,505	18,505	.00%	.30%
Davidson Cash Equivalent Plus Shares	1,439	1,439	.00%	.25%
Service Shares	4,353,448	4,353,448	.00%	.60%
	$5,697,473	$5,697,473

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$417,061	$417,061	.00%	.33%
Davidson Cash Equivalent Shares	30,198	30,198	.00%	.30%
Davidson Cash Equivalent Plus Shares	67,341	67,341	.00%	.25%
Service Shares	484,320	484,320	.00%	.60%
	$998,920	$998,920

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$22,384	$22,384	.00%	.33%
Davidson Cash Equivalent Shares	100,443	100,443	.00%	.30%
Service Shares	271,792	271,792	.00%	.60%
Tax-Free Investment Class	435,524	435,524	.00%	.25%
	$830,143	$830,143

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,000,251	$1,000,251	.00%	.25%
Capital Assets Funds Preferred Shares	1,875	1,875	.00%	.10%
Davidson Cash Equivalent Shares	15,420	15,420	.00%	.25%
Davidson Cash Equivalent Plus Shares	1,151	1,151	.00%	.20%
Premium Reserve Money Market Shares	75,595	75,595	.00%	.25%
	$1,094,292	$1,094,292

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$315,956	$315,956	.00%	.25%
Davidson Cash Equivalent Shares	25,165	25,165	.00%	.25%
Davidson Cash Equivalent Plus Shares	53,872	53,872	.00%	.20%
Government Cash Managed Shares	175,286	175,286	.00%	.15%
	$570,279	$570,279

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,958	$16,958	.00%	.25%
Davidson Cash Equivalent Shares	83,702	83,702	.00%	.25%
Tax-Exempt Cash Managed Shares	107,292	107,292	.00%	.15%
Tax-Free Investment Class	121,947	121,947	.00%	.07%
	$329,899	$329,899

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2011, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2011
Money Market Portfolio	$25,455	$23,349
Government & Agency Securities Portfolio	$30,918	$29,354
Tax-Exempt Portfolio	$47,072	$47,072

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2011, two shareholder accounts held approximately 11% and 11% of the outstanding shares of the Government & Agency Securities Portfolio, respectively, and one shareholder account held approximately 14% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	417,517,627	$417,517,627	839,154,629	$839,154,629
Capital Assets Funds Preferred Shares	7,075,466	7,075,466	16,426,872	16,426,872
Davidson Cash Equivalent Shares	2,775,231	2,775,231	3,734,002	3,734,002
Davidson Cash Equivalent Plus Shares	230,748	230,748	870,248	870,248
Premier Money Market Shares*	—	—	44,284,933	44,284,933
Premium Reserve Money Market Shares	45,983,839	45,983,839	111,139,828	111,139,828
Service Shares	791,083,358	791,083,358	1,791,610,827	1,791,610,827
		$1,264,666,269		$2,807,221,339
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	79,747	$79,747	187,455	$187,455
Capital Assets Funds Preferred Shares	933	933	13,160	13,160
Davidson Cash Equivalent Shares	614	614	1,863	1,863
Davidson Cash Equivalent Plus Shares	58	58	220	220
Premier Money Market Shares*	—	—	4,160	4,160
Premium Reserve Money Market Shares	2,028	2,028	5,371	5,371
Service Shares	72,218	72,218	183,305	183,305
		$155,598		$395,534
Shares redeemed
Capital Assets Funds Shares	(511,476,549)	$(511,476,549)	(890,506,653)	$(890,506,653)
Capital Assets Funds Preferred Shares	(8,784,058)	(8,784,058)	(64,951,835)	(64,951,835)
Davidson Cash Equivalent Shares	(4,467,373)	(4,467,373)	(8,417,805)	(8,417,805)
Davidson Cash Equivalent Plus Shares	(612,451)	(612,451)	(1,850,907)	(1,850,907)
Premier Money Market Shares*	—	—	(163,286,900)	(163,286,900)
Premium Reserve Money Market Shares	(47,899,727)	(47,899,727)	(119,115,201)	(119,115,201)
Service Shares	(1,309,531,321)	(1,309,531,321)	(1,368,490,287)	(1,368,490,287)
		$(1,882,771,479)		$(2,616,619,588)
Net increase (decrease)
Capital Assets Funds Shares	(93,879,175)	$(93,879,175)	(51,164,569)	$(51,164,569)
Capital Assets Funds Preferred Shares	(1,707,659)	(1,707,659)	(48,511,803)	(48,511,803)
Davidson Cash Equivalent Shares	(1,691,528)	(1,691,528)	(4,681,940)	(4,681,940)
Davidson Cash Equivalent Plus Shares	(381,645)	(381,645)	(980,439)	(980,439)
Premier Money Market Shares*	—	—	(118,997,807)	(118,997,807)
Premium Reserve Money Market Shares	(1,913,860)	(1,913,860)	(7,970,002)	(7,970,002)
Service Shares	(518,375,745)	(518,375,745)	423,303,845	423,303,845
		$(617,949,612)		$190,997,285

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	265,810,958	$265,810,958	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	11,651,481	11,651,481	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	122,371,851	122,371,851	275,786,862	275,786,862
DWS Government & Agency Money Fund	24,595,884	24,595,884	72,103,322	72,103,322
DWS Government Cash Institutional Shares	19,796,538,174	19,796,538,174	34,835,288,142	34,835,288,142
Government Cash Managed Shares	1,278,480,112	1,278,480,112	2,032,853,974	2,032,853,974
Service Shares	253,973,577	253,973,577	269,340,585	269,340,585
		$21,753,422,037		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	12,597	$12,597	29,657	$29,657
Davidson Cash Equivalent Shares	1,004	1,004	2,127	2,127
Davidson Cash Equivalent Plus Shares	2,689	2,689	5,509	5,509
DWS Government & Agency Money Fund	7,256	7,256	27,796	27,796
DWS Government Cash Institutional Shares	379,615	379,615	1,118,270	1,118,270
Government Cash Managed Shares	3,844	3,844	5,696	5,696
Service Shares	8,032	8,032	12,119	12,119
		$415,037		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(302,720,385)	$(302,720,385)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(8,869,127)	(8,869,127)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(67,687,369)	(67,687,369)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(41,825,331)	(41,825,331)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(21,545,469,412)	(21,545,469,412)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(1,248,285,535)	(1,248,285,535)	(2,132,755,829)	(2,132,755,829)
Service Shares	(164,790,452)	(164,790,452)	(272,492,118)	(272,492,118)
		$(23,379,647,611)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(36,896,830)	$(36,896,830)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	2,783,358	2,783,358	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	54,687,171	54,687,171	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(17,222,191)	(17,222,191)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(1,748,551,623)	(1,748,551,623)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	30,198,421	30,198,421	(99,896,159)	(99,896,159)
Service Shares	89,191,157	89,191,157	(3,139,414)	(3,139,414)
		$(1,625,810,537)		$(2,329,943,463)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,506,139	$17,506,139	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	54,409,847	54,409,847	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	2,643,974,604	2,643,974,604	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	98,130,776	98,130,776	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	16,293,284	16,293,284	40,065,751	40,065,751
Premier Money Market Shares**	—	—	17,963,464	17,963,464
Service Shares	88,088,690	88,088,690	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	206,527,622	206,527,622	270,920,971	270,920,971
Tax-Free Investment Class	156,935,245	156,935,245	408,957,323	408,957,323
		$3,281,866,207		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	677	$677	1,433	$1,433
Davidson Cash Equivalent Shares	3,333	3,333	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	185,739	185,739	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	51,551	51,551	541,218	541,218
DWS Tax-Free Money Fund Class S	11,124	11,124	147,957	147,957
Premier Money Market Shares**	—	—	1,023	1,023
Service Shares	4,511	4,511	7,238	7,238
Tax-Exempt Cash Managed Shares	129	129	84	84
Tax-Free Investment Class	16,977	16,977	40,669	40,669
		$274,041		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(15,328,993)	$(15,328,993)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(65,734,647)	(65,734,647)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(2,998,474,417)	(2,998,474,417)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(127,703,142)	(127,703,142)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(24,425,784)	(24,425,784)	(55,821,788)	(55,821,788)
Premier Money Market Shares**	—	—	(47,338,154)	(47,338,154)
Service Shares	(86,404,341)	(86,404,341)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(179,363,415)	(179,363,415)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(204,212,551)	(204,212,551)	(433,534,090)	(433,534,090)
		$(3,701,647,290)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	2,177,823	$2,177,823	(7,293,508)	(7,293,508)
Davidson Cash Equivalent Shares	(11,321,467)	(11,321,467)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(354,314,074)	(354,314,074)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(29,520,815)	(29,520,815)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(8,121,376)	(8,121,376)	(15,608,080)	(15,608,080)
Premier Money Market Shares**	—	—	(29,373,667)	(29,373,667)
Service Shares	1,688,860	1,688,860	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	27,164,336	27,164,336	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(47,260,329)	(47,260,329)	(24,536,098)	(24,536,098)
		$(419,507,042)		$(413,147,572)

** The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Investment Management Agreement Approval

Money Market Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Preferred Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Capital Assets Funds Shares (4th quartile), Premium Reserve Money Market Shares (3rd quartile) and Service Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Government & Agency Securities Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (4th quartile) and Service Shares (4th quartile); and lower than the median of the applicable Lipper expense universe for DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Tax-Free Investment Class shares (3rd quartile), and Service Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share classes: DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

SEMIANNUAL REPORT TO SHAREHOLDERS

Davidson Cash Equivalent Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Davidson Cash Equivalent Plus Shares

Money Market Portfolio

Government & Agency Securities Portfolio

October 31, 2011

Contents
3 Information About Each Fund's Expenses
DWS Money Market Portfolio
5 Portfolio Summary
6 Investment Portfolio
12 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
16 Financial Highlights
DWS Government & Agency Securities Portfolio
18 Portfolio Summary
19 Investment Portfolio
24 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Changes in Net Assets
28 Financial Highlights
DWS Tax-Exempt Portfolio
30 Portfolio Summary
31 Investment Portfolio
42 Statement of Assets and Liabilities
44 Statement of Operations
45 Statement of Changes in Net Assets
46 Financial Highlights
47 Notes to Financial Statements
63 Investment Management Agreement Approval
78 Summary of Management Fee Evaluation by Independent Fee Consultant
82 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the funds' $1.00 share price. The credit quality of the funds' holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the funds' share price. The funds' share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the funds may have a significant adverse effect on the share prices of all classes of shares of the funds. See the prospectus for specific details regarding the funds' risk profile.

The funds' policies and procedures for voting proxies for portfolio securities and information about how the funds voted proxies related to their portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the funds' policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Davidson Cash Equivalent Shares and the Davidson Cash Equivalent Plus Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Davidson Cash Equivalent Shares
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,000.05	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.11	$.55	$1.16
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,024.03	$1,024.58	$1,023.98
Expenses Paid per $1,000*	$1.12	$.56	$1.17

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares	.22%	.11%	.23%

For more information, please refer to each Fund's prospectus.

Davidson Cash Equivalent Plus Shares
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 5/1/11	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.11	$.55
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,024.03	$1,024.58
Expenses Paid per $1,000*	$1.12	$.56

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio
Davidson Cash Equivalent Plus Shares	.22%	.11%

For more information, please refer to each Fund's prospectus.

Portfolio Summary

Money Market Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Commercial Paper	34%	34%
Repurchase Agreements	19%	16%
Short-Term Notes	19%	17%
Government & Agency Obligations	14%	14%
Certificates of Deposit and Bank Notes	12%	16%
Time Deposits	2%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Money Market Portfolio	46 days	48 days
iMoneyNet First Tier Retail Money Fund Average*	37 days	40 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-11. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.1%
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	6,500,000	6,645,263
Bank of Nova Scotia, 0.23%, 11/8/2011	10,000,000	10,000,000
Bayerische Landesbank, 0.25%, 11/3/2011	50,000,000	50,000,000
Credit Suisse, 0.38%, 1/3/2012	10,000,000	10,000,000
DnB NOR Bank ASA, 0.35%, 1/17/2012	10,000,000	10,000,000
International Finance Corp., 3.0%, 11/15/2011	6,000,000	6,005,950
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 11/3/2011	12,000,000	12,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	10,000,000	10,029,203
Nordea Bank Finland PLC, 0.35%, 1/13/2012	10,000,000	10,000,000
Rabobank Nederland NV:
0.43%, 2/24/2012	25,000,000	25,000,000
0.43%, 3/2/2012	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB:
0.3%, 11/10/2011	14,250,000	14,250,000
0.33%, 12/2/2011	10,000,000	10,000,000
0.33%, 12/6/2011	25,000,000	25,000,000
Svenska Handelsbanken AB, 0.325%, 12/22/2011	19,500,000	19,500,345
Total Certificates of Deposit and Bank Notes (Cost $238,430,761)		238,430,761

Commercial Paper 33.8%
Issued at Discount** 33.3%
Antalis U.S. Funding Corp., 144A, 0.7%, 11/1/2011	16,000,000	16,000,000
Barclays Bank PLC:
0.35%, 12/1/2011	15,000,000	14,995,625
0.38%, 1/4/2012	14,500,000	14,490,204
0.52%, 2/27/2012	5,000,000	4,991,478
BHP Billiton Finance (USA) Ltd., 144A, 0.18%, 1/9/2012	9,500,000	9,496,723
BNZ International Funding Ltd.:
144A, 0.27%, 11/30/2011	10,000,000	9,997,825
144A, 0.57%, 4/10/2012	5,500,000	5,485,980
Cancara Asset Securitisation LLC, 144A, 0.27%, 11/4/2011	8,000,000	7,999,820
DnB NOR Bank ASA:
0.3%, 11/29/2011	12,000,000	11,997,200
0.3%, 12/12/2011	17,500,000	17,494,021
ENI Finance USA, Inc., 0.36%, 11/7/2011	19,200,000	19,198,848
Erste Abwicklungsanstalt:
0.37%, 1/9/2012	12,500,000	12,491,135
0.39%, 2/16/2012	14,000,000	13,983,772
0.4%, 3/29/2012	9,500,000	9,484,272
0.46%, 1/5/2012	7,800,000	7,793,522
General Electric Capital Corp.:
0.2%, 11/15/2011	50,000,000	49,996,111
0.3%, 2/22/2012	8,800,000	8,791,713
General Electric Capital Services, Inc.:
0.23%, 2/6/2012	10,000,000	9,993,803
0.35%, 3/20/2012	10,000,000	9,986,389
General Electric Co., 0.14%, 12/22/2011	15,000,000	14,997,025
Grampian Funding LLC, 144A, 0.3%, 12/9/2011	10,000,000	9,996,833
ING (U.S.) Funding LLC, 0.2%, 11/4/2011	71,000,000	70,998,817
Kellogg Co., 0.2%, 11/2/2011	2,500,000	2,499,986
Kells Funding LLC:
144A, 0.305%, 1/27/2012	10,000,000	9,992,629
144A, 0.35%, 2/17/2012	8,500,000	8,491,075
144A, 0.38%, 4/17/2012	700,000	698,759
144A, 0.45%, 1/20/2012	6,000,000	5,994,000
New York Life Capital Corp., 144A, 0.14%, 11/14/2011	25,000,000	24,998,736
NRW.Bank:
0.24%, 11/1/2011	16,000,000	16,000,000
0.25%, 11/8/2011	14,500,000	14,499,295
0.33%, 12/5/2011	6,000,000	5,998,130
0.4%, 12/2/2011	10,000,000	9,996,556
0.4%, 1/6/2012	6,000,000	5,995,600
Oversea-Chinese Banking Corp., Ltd., 0.47%, 2/15/2012	20,000,000	19,972,322
Pacific Gas & Electric Co., 144A, 0.37%, 11/14/2011	6,000,000	5,999,198
PepsiCo, Inc., 0.07%, 1/19/2012	20,000,000	19,996,964
Procter & Gamble International Funding SCA, 144A, 0.05%, 12/1/2011	15,000,000	14,999,375
SBAB Bank AB, 144A, 0.55%, 1/13/2012	15,000,000	14,983,271
Southern California Edison Co., 0.32%, 11/21/2011	10,000,000	9,998,222
Standard Chartered Bank, 0.35%, 12/7/2011	10,000,000	9,996,500
Straight-A Funding LLC, 144A, 0.19%, 11/15/2011	12,500,000	12,499,076
Sumitomo Mitsui Banking Corp., 0.355%, 1/9/2012	15,000,000	14,989,794
Swedbank AB:
0.32%, 12/5/2011	6,000,000	5,998,187
0.4%, 11/15/2011	14,200,000	14,197,791
0.44%, 1/13/2012	25,000,000	24,977,694
Toyota Motor Credit Corp., 0.27%, 1/6/2012	10,000,000	9,995,050
Walt Disney Co., 0.05%, 11/14/2011	20,000,000	19,999,639
		654,428,965
Issued at Par 0.5%
DnB NOR Bank ASA, 144A, 0.401%*, 4/2/2012	10,000,000	10,000,000
Total Commercial Paper (Cost $664,428,965)		664,428,965

Short-Term Notes* 18.3%
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	12,500,000	12,500,000
Bank of Nova Scotia:
0.318%, 11/9/2012	12,000,000	12,000,000
0.33%, 12/8/2011	8,000,000	8,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.257%, 5/25/2012	26,000,000	25,998,378
Canadian Imperial Bank of Commerce, 0.324%, 4/26/2012	21,600,000	21,600,000
Commonwealth Bank of Australia:
144A, 0.315%, 5/11/2012	18,000,000	18,000,000
144A, 0.342%, 2/3/2012	12,000,000	12,000,000
JPMorgan Chase Bank NA, 0.366%, 11/9/2012	23,500,000	23,500,000
Kells Funding LLC:
144A, 0.34%, 2/27/2012	6,000,000	6,000,000
144A, 0.374%, 2/24/2012	13,750,000	13,750,000
144A, 0.379%, 12/1/2011	10,000,000	10,000,000
Landesbank Baden-Wurttemberg, 144A, 0.575%, 6/22/2012	86,000,000	86,000,000
Lloyds TSB Bank PLC, 0.338%, 5/11/2012	12,000,000	12,000,000
Nordea Bank Finland PLC, 0.507%, 2/3/2012	3,000,000	3,001,576
Rabobank Nederland NV:
0.322%, 1/10/2012	8,000,000	8,000,000
0.339%, 4/24/2012	7,750,000	7,749,813
144A, 0.43%, 9/14/2012	12,000,000	12,000,000
Svenska Handelsbanken AB, 144A, 0.375%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.262%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.286%, 2/13/2012	5,000,000	5,000,000
0.332%, 5/9/2012	17,000,000	17,000,000
0.332%, 7/11/2012	12,000,000	12,000,000
0.34%, 1/10/2012	14,000,000	14,000,000
Total Short-Term Notes (Cost $360,599,767)		360,599,767

Government & Agency Obligations 13.4%
Foreign Government Obligation 0.6%
Kingdom of Denmark, 2.75%, 11/15/2011	11,500,000	11,510,155
Other Government Related (a) 1.1%
European Investment Bank, 2.625%, 11/15/2011	22,000,000	22,018,924
U.S. Government-Sponsored Agencies 6.1%
Federal Farm Credit Bank:
0.219%*, 11/2/2011	12,250,000	12,249,998
0.258%**, 4/4/2012	5,000,000	4,994,403
0.313%**, 12/16/2011	10,200,000	10,195,920
Federal Home Loan Bank, 1.0%, 12/28/2011	10,000,000	10,012,715
Federal National Mortgage Association:
0.099%**, 2/13/2012	12,500,000	12,496,389
0.139%**, 2/17/2012	10,000,000	9,995,800
0.148%**, 1/17/2012	25,000,000	24,991,979
0.153%**, 11/21/2011	15,000,000	14,998,667
0.16%**, 10/1/2012	10,000,000	9,985,111
5.375%, 11/15/2011	10,000,000	10,019,813
		119,940,795
U.S. Treasury Obligations 5.6%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,535,476
0.625%, 6/30/2012	7,403,000	7,427,638
0.625%, 7/31/2012	24,000,000	24,085,076
0.75%, 5/31/2012	18,501,000	18,571,359
0.875%, 1/31/2012	500,000	500,830
1.375%, 10/15/2012	20,000,000	20,232,718
4.5%, 11/30/2011	7,000,000	7,023,220
4.5%, 3/31/2012	10,000,000	10,176,515
4.875%, 6/30/2012	3,702,000	3,818,028
		110,370,860
Total Government & Agency Obligations (Cost $263,840,734)		263,840,734

Time Deposit 2.5%
Citibank NA, 0.1%, 11/2/2011 (Cost $50,000,000)	50,000,000	50,000,000

Municipal Bonds and Notes 0.2%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%***, 10/1/2037, LOC: Branch Banking & Trust (Cost $4,010,000)	4,010,000	4,010,000

Repurchase Agreements 18.4%
Barclays Capital PLC, 0.06%, dated 10/26/2011, to be repurchased at $48,591,567 on 11/2/2011 (b)	48,591,000	48,591,000
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $50,000,875 on 11/2/2011 (c)	50,000,000	50,000,000
BNP Paribas, 0.10%, dated 10/31/2011, to be repurchased at $120,000,333 on 11/1/2011 (d)	120,000,000	120,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $64,423,992 on 11/1/2011 (e)	64,423,777	64,423,777
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $79,000,285 on 11/1/2011 (f)	79,000,000	79,000,000
Total Repurchase Agreements (Cost $362,014,777)		362,014,777

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,943,325,004)+	98.7	1,943,325,004
Other Assets and Liabilities, Net	1.3	24,623,792
Net Assets	100.0	1,967,948,796

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2011.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

+ The cost for federal income tax purposes was $1,943,325,004.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,524,400	U.S. Treasury Bond	5.0	5/15/2037	5,995,517
309,400	U.S. Treasury Note	2.25	7/31/2018	322,718
11,453,300	U.S. Treasury Inflation Indexed Bond	1.125	1/15/2021	12,976,234
29,742,253	U.S. Treasury Inflation Indexed STRIPS	Zero Coupon	10/15/2015- 4/15/2029	30,268,371
Total Collateral Value				49,562,840

(c) Collateralized by $48,895,400 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $51,000,103.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,447,000	Federal Home Loan Bank	Zero Coupon	4/25/2012	16,442,066
25,963,000	Federal Home Loan Mortgage Corp.	4.56	4/1/2026	26,757,727
79,260,000	Federal National Mortgage Association	0.38-4.11	10/27/2014- 11/15/2030	79,200,579
Total Collateral Value				122,400,372

(e) Collateralized by $63,529,915 Federal National Mortgage Association, 2.73%, maturing on 9/1/2041 with a value of $65,712,252.

(f) Collateralized by $77,600,055 Federal Home Loan Mortgage Corp., 4.0%, maturing on 10/1/2041 with a value of $80,580,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (g)	$—	$1,581,310,227	$—	$1,581,310,227
Repurchase Agreements	—	362,014,777	—	362,014,777
Total	$—	$1,943,325,004	$—	$1,943,325,004

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(g) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,581,310,227
Repurchase agreements, valued at amortized cost	362,014,777
Total investments in securities, valued at amortized cost	1,943,325,004
Cash	410,480
Receivable for investments sold	22,944,218
Receivable for Fund shares sold	2,988
Interest receivable	1,865,043
Due from Advisor	10,061
Other assets	116,794
Total assets	1,968,674,588
Liabilities
Payable for Fund shares redeemed	124
Accrued management fee	236,439
Other accrued expenses and payables	489,229
Total liabilities	725,792
Net assets, at value	$1,967,948,796
Net Assets Consist of
Undistributed net investment income	39,083
Accumulated net realized gain (loss)	(31,104)
Paid-in capital	1,967,940,817
Net assets, at value	$1,967,948,796

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($752,037,684 ÷ 751,694,570 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($3,009,989 ÷ 3,008,602 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($11,432,778 ÷ 11,427,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($929,586 ÷ 929,162 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($59,690,638 ÷ 59,663,606 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($1,140,848,121 ÷ 1,140,326,445 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$2,675,134
Expenses: Management fee	1,856,668
Services to shareholders	2,911,287
Distribution and service fees	6,791,765
Custodian fee	27,413
Professional fees	65,721
Reports to shareholders	194,806
Registration fees	71,461
Trustees' fees and expenses	36,373
Other	39,144
Total expenses before expense reductions	11,994,638
Expense reductions	(9,476,997)
Total expenses after expense reductions	2,517,641
Net investment income	157,493
Net realized gain (loss) from investments	(31,104)
Net increase (decrease) in net assets resulting from operations	$126,389

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$157,493	$337,889
Net realized gain (loss)	(31,104)	46,708
Net increase in net assets resulting from operations	126,389	384,597
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(80,210)	(187,975)
Capital Assets Funds Preferred Shares	(940)	(13,299)
Davidson Cash Equivalent Shares	(618)	(1,869)
Davidson Cash Equivalent Plus Shares	(58)	(221)
Premier Money Market Shares	—	(5,042)
Premium Reserve Money Market Shares	(2,940)	(7,826)
Service Shares	(72,727)	(183,668)
Total distributions	(157,493)	(399,900)
Fund share transactions: Proceeds from shares sold	1,264,666,269	2,807,221,339
Reinvestment of distributions	155,598	395,534
Cost of shares redeemed	(1,882,771,479)	(2,616,619,588)
Net increase (decrease) in net assets from Fund share transactions	(617,949,612)	190,997,285
Increase (decrease) in net assets	(617,980,716)	190,981,982
Net assets at beginning of period	2,585,929,512	2,394,947,530
Net assets at end of period (including undistributed net investment income of $39,083 and $39,083, respectively)	$1,967,948,796	$2,585,929,512

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Davidson Cash Equivalent Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	000	***	.000	***	.000	***	.012	.039	.043
Net realized and unrealized gain (loss)	(.000	)***	.000	***	.000	***	.000 ***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.012	.039	.043
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.012)	(.039)	(.043)
Net realized gains	—		—		(.000	)***	—	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.012)	(.039)	(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)a	.01	**	.01		.03		1.25	3.93	4.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		13		18		30	59	240
Ratio of expenses before expense reductions (%)	1.03	*	1.01		.94		.98	1.00	1.07
Ratio of expenses after expense reductions (%)	.22	*	.35		.46		.97	.99	1.00
Ratio of net investment income (%)	.01	*	.01		.01		1.19	3.82	4.28
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Money Market Portfolio Davidson Cash Equivalent Plus Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.013	.040	.044
Net realized and unrealized gain (loss)	(.000	)***	.000	***	.000	***	.000 ***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.013	.040	.044
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.013)	(.040)	(.044)
Net realized gains	—		—		(.000	)***	—	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.013)	(.040)	(.044)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)a	.01	**	.01		.03		1.35	4.07	4.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		2		5	12	83
Ratio of expenses before expense reductions (%)	.89	*	.88		.86		.86	.85	.88
Ratio of expenses after expense reductions (%)	.22	*	.35		.46		.86	.85	.85
Ratio of net investment income (%)	.01	*	.01		.01		1.30	3.96	4.43
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary

Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Government & Agency Obligations	60%	50%
Repurchase Agreements	35%	48%
Commercial Paper	5%	2%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Government & Agency Securities Portfolio	47 days	49 days
iMoneyNet Government & Agencies Retail Money Fund Average*	38 days	38 days

* The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 19-23. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 5.1%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 12/27/2011	60,000,000	59,983,200
144A, 0.19%, 12/5/2011	75,763,000	75,749,405
144A, 0.19%, 12/6/2011	13,000,000	12,997,598
144A, 0.19%, 12/19/2011	54,000,000	53,986,320
Total Commercial Paper (Cost $202,716,523)		202,716,523

Government & Agency Obligations 60.1%
Other Government Related (a) 4.8%
International Bank for Reconstruction & Development:
0.001%*, 11/1/2011	50,000,000	50,000,000
0.024%*, 11/18/2011	140,000,000	139,998,347
		189,998,347
U.S. Government-Sponsored Agencies 48.4%
Federal Farm Credit Bank:
0.092%*, 11/9/2011	10,000,000	9,999,778
0.1%**, 1/12/2012	100,000,000	100,000,499
0.129%*, 1/24/2012	20,000,000	19,993,933
0.173%**, 5/18/2012	165,000,000	164,995,455
0.18%*, 10/25/2012	8,000,000	7,985,640
0.313%*, 12/16/2011	28,000,000	27,988,800
Federal Home Loan Bank:
0.001%*, 11/1/2011	95,401,000	95,401,000
0.006%*, 11/25/2011	1,132,000	1,131,996
0.009%*, 11/4/2011	1,171,000	1,171,000
0.018%*, 11/2/2011	40,000,000	39,999,967
0.09%, 11/18/2011	25,000,000	24,999,616
0.108%*, 12/19/2011	50,000,000	49,992,667
0.13%, 1/23/2012	48,000,000	47,996,407
0.13%, 5/15/2012	30,000,000	29,991,522
0.16%, 3/30/2012	34,025,000	34,020,343
0.16%, 4/2/2012	28,500,000	28,497,255
0.16%, 4/30/2012	37,500,000	37,494,862
0.17%**, 1/18/2012	22,000,000	22,001,899
0.23%, 8/24/2012	15,000,000	15,005,046
0.26%**, 4/5/2013	22,500,000	22,496,727
0.26%**, 4/12/2013	22,000,000	21,996,778
0.3%, 12/27/2011	55,000,000	55,016,679
0.32%, 11/30/2011	30,000,000	30,004,425
0.75%, 12/21/2011	10,000,000	10,008,218
1.0%, 12/28/2011	13,460,000	13,477,115
Federal Home Loan Mortgage Corp.:
0.01%*, 11/21/2011	2,000,000	1,999,989
0.03%*, 1/25/2012	40,000,000	39,997,167
0.036%*, 11/2/2011	100,000,000	99,999,861
0.06%**, 11/9/2011	75,000,000	74,998,664
0.088%*, 12/21/2011	25,000,000	24,996,875
0.089%*, 12/20/2011	25,000,000	24,996,938
0.099%*, 2/23/2012	100,000,000	99,968,333
0.119%*, 1/11/2012	25,000,000	24,994,083
0.203%**, 2/16/2012	70,000,000	70,007,437
0.288%**, 11/10/2011	200,000,000	200,000,000
1.125%, 4/25/2012	18,185,000	18,266,296
Federal National Mortgage Association:
0.094%*, 4/18/2012	12,000,000	11,994,648
0.098%*, 12/2/2011	50,000,000	49,995,694
0.099%*, 2/13/2012	50,000,000	49,985,556
0.139%*, 2/17/2012	50,000,000	49,979,000
0.148%*, 1/17/2012	60,000,000	59,980,750
0.149%*, 3/1/2012	50,000,000	49,974,792
0.16%*, 10/1/2012	10,000,000	9,985,111
0.19%*, 10/1/2012	17,500,000	17,469,059
5.375%, 11/15/2011	16,040,000	16,071,780
		1,907,329,660
U.S. Treasury Obligations 6.9%
U.S. Treasury Bill, 0.01%*, 11/25/2011	50,000,000	49,999,667
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,768,389
0.625%, 6/30/2012	14,685,000	14,733,873
0.625%, 7/31/2012	40,000,000	40,141,794
0.75%, 5/31/2012	36,700,000	36,839,569
1.375%, 10/15/2012	36,000,000	36,418,892
4.5%, 4/30/2012	50,000,000	51,097,452
4.875%, 6/30/2012	7,343,000	7,573,861
		273,573,497
Total Government & Agency Obligations (Cost $2,370,901,504)		2,370,901,504

Repurchase Agreements 34.8%
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $325,005,688 on 11/2/2011 (b)	325,000,000	325,000,000
BNP Paribas, 0.1%, dated 10/31/2011, to be repurchased at $9,432,850 on 11/1/2011 (c)	9,432,824	9,432,824
BNP Paribas, 0.12%, dated 10/19/2011, to be repurchased at $200,020,000 on 11/18/2011 (d)	200,000,000	200,000,000
JPMorgan Securities, Inc., 0.11%, dated 10/31/2011, to be repurchased at $26,000,079 on 11/1/2011 (e)	26,000,000	26,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $35,030,781 on 11/1/2011 (f)	35,030,664	35,030,664
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $26,000,094 on 11/1/2011 (g)	26,000,000	26,000,000
Morgan Stanley & Co., Inc., 0.1%, dated 10/31/2011, to be repurchased at $150,000,417 on 11/1/2011 (h)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.11%, dated 10/25/2011, to be repurchased at $100,002,139 on 11/1/2011 (i)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.11%, dated 10/31/2011, to be repurchased at $500,001,528 on 11/1/2011 (j)	500,000,000	500,000,000
Total Repurchase Agreements (Cost $1,371,463,488)		1,371,463,488

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,945,081,515)+	100.0	3,945,081,515
Other Assets and Liabilities, Net	0.0	1,136,363
Net Assets	100.0	3,946,217,878

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $3,945,081,515.

(a) Government-backed debt issued by financial companies or government-sponsored enterprises.

(b) Collateralized by $317,819,500 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $331,500,040.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,504,000	Federal Farm Credit Bank	4.23	8/22/2031	5,491,698
6,670,500	Federal Home Loan Mortgage Corp.	Zero Coupon- 0.208	2/10/2012- 12/11/2025	4,130,395
Total Collateral Value				9,622,093

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
62,398,637	Federal Home Loan Mortgage Corp.	3.5-7.5	8/1/2012- 10/1/2041	67,947,478
124,384,856	Federal National Mortgage Association	3.0-8.0	2/1/2012-8/1/2041	136,052,522
Total Collateral Value				204,000,000

(e) Collateralized by $25,300,808 Federal Home Loan Mortgage Corp., with various coupon rates from 2.209-5.953%, with various maturity dates of 5/1/2025-6/1/2041 with a value of $26,521,875.

(f) Collateralized by $33,059,823 Federal National Mortgage Association, 5.0%, maturing on 5/1/2040 with a value of $35,731,277.

(g) Collateralized by $25,017,027 Federal National Mortgage Association, 4.5%, maturing on 1/1/2041 with a value of $26,520,000.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,286,078	Federal Home Loan Mortgage Corp.	4.5	9/1/2041	16,155,611
129,857,628	Federal National Mortgage Association	1.899-6.381	1/1/2017- 10/1/2047	136,844,389
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,991,416	Federal Home Loan Mortgage Corp. — Interest Only	5.797	5/15/2039	37,816,023
38,728,283	Federal National Mortgage Association	4.5-5.5	2/25/2024- 11/25/2041	44,052,478
146,019,183	Federal National Mortgage Association — Interest Only	5.705	9/25/2041	20,131,499
Total Collateral Value				102,000,000

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,642,944	Federal Home Loan Mortgage Corp.	4.5-5.5	2/15/2036- 10/15/2041	53,986,124
492,232,163	Federal Home Loan Mortgage Corp. — Interest Only	5.807-6.957	3/15/2026- 9/15/2041	84,024,169
157,267,237	Federal National Mortgage Association	Zero Coupon- 5.5	9/25/2023- 11/25/2041	167,724,594
1,207,540,149	Federal National Mortgage Association — Interest Only	5.705-6.455	12/25/2025- 11/25/2041	204,218,177
Total Collateral Value				509,953,064

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (k)	$—	$2,573,618,027	$—	$2,573,618,027
Repurchase Agreements	—	1,371,463,488	—	1,371,463,488
Total	$—	$3,945,081,515	$—	$3,945,081,515

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,573,618,027
Repurchase agreements, valued at amortized cost	1,371,463,488
Total investments in securities, valued at amortized cost	3,945,081,515
Cash	312,304
Receivable for Fund shares sold	199,927
Interest receivable	1,106,815
Due from Advisor	2,622
Other assets	130,747
Total assets	3,946,833,930
Liabilities
Payable for Fund shares redeemed	129,457
Distributions payable	27,821
Other accrued expenses and payables	458,774
Total liabilities	616,052
Net assets, at value	$3,946,217,878
Net Assets Consist of
Undistributed net investment income	201,488
Accumulated net realized gain (loss)	(437,978)
Paid-in capital	3,946,454,368
Net assets, at value	$3,946,217,878

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($247,458,450 ÷ 247,471,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($21,840,736 ÷ 21,841,898 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($87,946,627 ÷ 87,951,412 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($152,874,559 ÷ 152,882,692 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,023,490,812 ÷ 3,023,656,714 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($210,015,936 ÷ 210,030,769 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($202,590,758 ÷ 202,601,496 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,547,121
Expenses: Management fee	1,305,421
Administration fee	2,196,990
Services to shareholders	888,824
Distribution and service fees	1,569,199
Custodian fee	27,289
Professional fees	70,842
Reports to shareholders	49,361
Registration fees	68,098
Trustees' fees and expenses	76,335
Other	107,383
Total expenses before expense reductions	6,359,742
Expense reductions	(4,568,154)
Total expenses after expense reductions	1,791,588
Net investment income	755,533
Net realized gain (loss) from investments	164,519
Net increase (decrease) in net assets resulting from operations	$920,052

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$755,533	$2,339,963
Net realized gain (loss)	164,519	(602,497)
Net increase in net assets resulting from operations	920,052	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(12,675)	(29,745)
Davidson Cash Equivalent Shares	(1,009)	(2,133)
Davidson Cash Equivalent Plus Shares	(2,697)	(5,528)
DWS Government & Agency Money Fund	(7,775)	(28,169)
DWS Government Cash Institutional Shares	(711,573)	(2,230,405)
Government Cash Managed Shares	(11,710)	(21,680)
Service Shares	(8,090)	(12,160)
Total distributions	(755,529)	(2,329,820)
Fund share transactions: Proceeds from shares sold	21,753,422,037	38,138,317,757
Reinvestment of distributions	415,037	1,201,174
Cost of shares redeemed	(23,379,647,611)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(1,625,810,537)	(2,329,943,463)
Increase (decrease) in net assets	(1,625,646,014)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,488 and $201,484, respectively)	$3,946,217,878	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Davidson Cash Equivalent Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.008		.036	.043
Net realized and unrealized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.008		.036	.043
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.008)		(.036)	(.043)
Net realized gains	—		—		(.000	)***	—		—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.008)		(.036)	(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.01		.02		.76		3.70	4.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22		19		20		29		40	135
Ratio of expenses before expense reductions (%)	.99	*	.99		.96		.99		1.00	1.09
Ratio of expenses after expense reductions (%)	.11	*	.22		.31		.90		.98	1.00
Ratio of net investment income (%)	.01	*	.01		.01		.82	b	3.47	4.28
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Government & Agency Securities Portfolio Davidson Cash Equivalent Plus Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.009		.038	.044
Net realized and unrealized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.009		.038	.044
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.009)		(.038)	(.044)
Net realized gains	—		—		(.000	)***	—		—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.009)		(.038)	(.044)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.01		.02		.89		3.84	4.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	88		33		50		24		31	36
Ratio of expenses before expense reductions (%)	.83	*	.84		.85		.83		.87	.89
Ratio of expenses after expense reductions (%)	.11	*	.23		.29		.78		.86	.85
Ratio of net investment income (%)	.01	*	.01		.01		.96	b	3.59	4.43
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary

Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Municipal Investments Municipal Variable Rate Demand Notes	74%	70%
Municipal Bonds and Notes	25%	27%
Municipal Floating Rate Notes	1%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Tax-Exempt Portfolio	38 days	33 days
National Tax-Free Retail Money Fund Average*	32 days	28 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 31-41. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 102.3%
Alabama 0.7%
Mobile, AL, Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.25%*, 6/1/2032, LOC: Bayerische Landesbank	5,190,000	5,190,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.19%*, 12/1/2027, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
		15,190,000
Alaska 1.3%
Anchorage, AK, Tax Anticipation Notes, 1.5%, 12/29/2011	30,000,000	30,056,975
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.18%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.3%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.17%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	35,900,000	35,900,000
California, Nuveen Insured Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	12,000,000	12,000,000
California, RBC Municipal Products, Inc. Trust, Series E-21, 144A, 0.18%, Mandatory Put 1/3/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,800,000	4,800,000
California, Statewide Communities Development Authority Revenue, County Museum of Art, Series B, 0.09%*, 12/1/2037, LOC: Union Bank NA	19,000,000	19,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.24%*, 5/15/2018, LOC: JPMorgan Chase Bank	14,500,000	14,500,000
Series 2681, 144A, AMT, 0.34%*, 5/15/2018, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
City of San Jose, Financing Authority, TECP, 0.35%, 12/9/2011, LOC: California State Teachers' Retirement System, State Street Bank & Trust Co.	14,091,000	14,091,000
Los Angeles County, CA, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.18%, Mandatory Put 12/1/2011 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.1%*, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palo Alto, CA, General Obligation, Series R-11954, 144A, 0.14%*, 8/1/2018, LIQ: Citibank NA	3,100,000	3,100,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,179,558
		163,910,558
Colorado 2.5%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.54%*, 12/1/2037, LOC: Compass Bank	15,145,000	15,145,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7%*, 12/1/2020, LOC: Compass Bank	5,000,000	5,000,000
Colorado Springs, CO, Utilities Revenue:
Series B, 0.13%*, 11/1/2026, SPA: Barclays Bank PLC	12,600,000	12,600,000
Series R-457, 144A, 0.17%*, 7/19/2012, LIQ: Citibank NA	7,465,000	7,465,000
Series A, 0.18%*, 11/1/2038, SPA: Bank of America NA	15,820,000	15,820,000
		56,030,000
Delaware 1.0%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.23%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	9,233,062	9,233,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.14%*, 5/1/2036, LOC: PNC Bank NA	5,990,000	5,990,000
Delaware, State Housing Authority Revenue, Series R-11651, 144A, AMT, 0.23%*, 1/1/2016, LIQ: Citibank NA	7,855,000	7,855,000
		23,078,062
Florida 4.7%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.18%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.23%*, 7/1/2024	10,175,000	10,175,000
Series 1012, 144A, 0.23%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.14%*, 7/15/2024, LIQ: Fannie Mae	9,000,000	9,000,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.14%*, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.25%*, 8/1/2034, LOC: Bank of America NA	7,455,000	7,455,000
Highlands County, FL, Health Facilities Authority Revenue, Series II R-11564, 144A, 0.14%*, 11/15/2014, LIQ: Citibank NA	9,365,000	9,365,000
Hillsborough County, FL, Series A, TECP, 0.21%, 11/3/2011, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.16%*, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.15%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.3%*, 10/1/2037, LOC: Bank of America NA	8,655,000	8,655,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.45%*, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000
		105,540,000
Georgia 4.5%
Appling County, GA, Development Authority, Georgia Power Co. Plant, Hatch Project, 0.19%*, 9/1/2041	12,600,000	12,600,000
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.19%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	68,000,000	68,144,772
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.08%*, 9/1/2035	3,800,000	3,800,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.16%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
		100,159,772
Idaho 3.6%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,913,681
Illinois 12.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.15%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.11%*, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, Waterworks Revenue, Series 2000-1, 0.14%*, 11/1/2030, SPA: JPMorgan Chase Bank	18,000,000	18,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.17%*, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.23%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	16,574,484	16,574,484
Illinois, Educational Facilities Authority Revenue, TECP, 0.18%, 11/3/2011, LOC: Northern Trust	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.15%*, 4/1/2033, LOC: Northern Trust Co.	4,600,000	4,600,000
Illinois, Finance Authority Revenue:
"A", 144A, 0.13%*, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
0.16%, 12/5/2011	15,000,000	15,000,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, General Obligation, Series MT-727, 144A, 0.2%*, 12/1/2028, LIQ: Bank of America NA	15,000,000	15,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.21%*, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	27,000,000	27,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.14%*, 4/1/2035, INS: NATL	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.23%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.14%*, 10/1/2026, LOC: JPMorgan Chase Bank	11,100,000	11,100,000
Upper, IL, River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.28%*, 8/1/2033, LOC: LaSalle Bank NA	6,335,000	6,335,000
		271,999,484
Indiana 0.7%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.18%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,570,000	7,570,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana Project, Series A-1, AMT, 0.18%*, 5/1/2035, LOC: Bank of America NA	8,025,000	8,025,000
		15,595,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.22%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,913,483
		19,563,483
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.25%*, 10/1/2028, LOC: Bank of America NA	4,400,000	4,400,000
Maine 2.2%
Maine, State Health & Higher Educational Facilities Authority Revenue, Maine Medical Center, Series A, 0.15%*, 7/1/2036, LOC: JPMorgan Chase Bank	15,500,000	15,500,000
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.75%*, 11/15/2041, SPA: KBC Bank NV	10,000,000	10,000,000
Maine, State Housing Authority Mortgage Revenue, Series H, 0.35%*, 11/15/2040, SPA: KBC Bank NV	23,000,000	23,000,000
		48,500,000
Maryland 0.5%
Maryland, Health & Higher Educational Facilities Authority, Series A, TECP, 0.18%, 1/5/2012. LIQ: Wachovia Bank NA	11,000,000	11,000,000
Massachusetts 1.5%
Massachusetts, State General Obligation:
Series B, 0.18%*, 8/1/2015, SPA: Landesbank Hessen-Thuringen	22,070,000	22,070,000
Series MT-723, 144A, 0.2%*, 8/1/2021, LIQ: Bank of America NA	8,000,000	8,000,000
Massachusetts, State Industrial Finance Agency, JHC Assisted Living Corp., Series A, 144A, 0.14%*, 12/1/2029, LOC: TD Bank NA	4,510,000	4,510,000
		34,580,000
Michigan 6.6%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.2%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	41,745,000	41,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.23%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.23%**, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.23%**, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.14%*, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series F, 0.13%*, 12/1/2033, LOC: JPMorgan Chase Bank	9,120,000	9,120,000
		148,165,000
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.37%*, 11/1/2017, LOC: U.S. Bank NA	1,335,000	1,335,000
Minneapolis, MN, General Obligation, 2.0%, 12/1/2011	3,000,000	3,004,400
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.21%, Mandatory Put 12/1/2011 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
		14,339,400
Mississippi 1.1%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	9,320,000	9,320,000
Series A, AMT, 0.47%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 0.59%*, 12/1/2047, LOC: HSBC Bank USA NA	5,684,211	5,684,211
		24,504,211
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.19%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 0.4%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series B, AMT, 0.24%*, 4/1/2042, SPA: JPMorgan Chase Bank	8,000,000	8,000,000
New Hampshire 1.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.2%*, 12/1/2032, LOC: Royal Bank of Canada (a)	25,000,000	25,000,000
New Jersey 0.7%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New York 8.5%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.22%*, 7/1/2037, LOC: Bank of America NA	9,000,000	9,000,000
Long Island, NY, Power Authority:
TECP, 0.23%, 12/6/2011, LOC: JPMorgan Chase Bank	30,000,000	30,000,000
Series 2, 0.24%*, 5/1/2033, LOC: Bayerische Landesbank	9,715,000	9,715,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14%*, 12/1/2040, LOC: HSBC Bank USA NA	4,405,000	4,405,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.2%*, 8/1/2029, LOC: JPMorgan Chase Bank	15,975,000	15,975,000
New York, Metropolitan Transportation Authority Revenue, TECP:
0.13%, 12/8/2011, LOC: TD Bank NA	5,000,000	5,000,000
0.17%, 11/3/2011, LOC: Royal Bank of Canada	20,000,000	20,000,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale, Landesbank Baden-Wurttemberg	10,500,000	10,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,183,195
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Series A, 144A, 0.33%, Mandatory Put 5/8/2012 @ 100, 12/1/2049	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.14%*, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York, NY, General Obligation:
Series B2, 0.21%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,930,000	3,930,000
Series A-4, 0.25%*, 8/1/2038, LOC: KBC Bank NV	2,500,000	2,500,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	21,919,268
		191,237,463
North Carolina 6.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.26%*, 11/1/2023	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.23%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,500,000	10,500,000
Series 1032, 0.23%*, 1/7/2024	11,625,000	11,625,000
Series 1008, 144A, 0.23%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.23%*, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1024, 144A, 0.23%*, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,725,000	4,725,000
Series 1009, 144A, 0.23%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,775,000	16,775,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.15%*, 12/1/2028, LOC: Branch Banking & Trust	5,000,000	5,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.15%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.15%*, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.08%*, 1/15/2045, LOC: Wells Fargo Bank NA	5,800,000	5,800,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.1%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.25%*, 8/1/2033, LOC: Bank of America NA	8,055,000	8,055,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.12%*, 11/1/2035, LOC: Credit Industrial et Commercial	44,250,000	44,250,000
		145,230,000
Ohio 1.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.54%*, 12/1/2032, LOC: KBC Bank NV	13,605,000	13,605,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificates of Participation, Series 2009-28, 144A, AMT, 0.26%*, 3/1/2035, LIQ: State Street Bank & Trust Co.	2,405,000	2,405,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	9,760,000	9,760,000
Series D, 144A, AMT, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	4,330,000	4,330,000
		30,100,000
Oklahoma 1.0%
Oklahoma, State Development Finance Authority Revenue, Continuing Care Retirement, Inverness Village Project, Series A, 0.75%*, 1/1/2042, LOC: KBC Bank NV	22,300,000	22,300,000
Other 5.8%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.27%*, 3/1/2041, LIQ: JPMorgan Chase Bank	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.28%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.16%*, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Delaware Valley, PA, Regional Financial Authority Revenue:
Series A, 0.23%*, 12/1/2019, LOC: Bayerische Landesbank	7,300,000	7,300,000
Series D, 0.23%*, 12/1/2020, LOC: Bayerische Landesbank	54,900,000	54,900,000
		74,515,000
South Carolina 0.9%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.23%*, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, State Public Service Authority Revenue, Series B, Prerefunded 1/1/12 @ 100, 5.125%, 1/1/2037, INS: AGMC	15,000,000	15,120,043
		20,875,043
Tennessee 2.8%
Metropolitan Government of Nashville and Davidson Counties, TN, TECP, 0.19%, 4/3/2012	50,000,000	50,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,974,990
		62,974,990
Texas 10.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.29%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
Austin, TX, Airport Systems Revenue, Series 3, AMT, 0.34%*, 11/15/2025, INS: AGMC, LOC: KBC Bank NV	32,350,000	32,350,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	7,910,000	7,910,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Katy, TX, Independent School Building District, 0.19%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project:
Series C, 0.1%*, 11/15/2050, LOC: Northern Trust Co.	3,500,000	3,500,000
Series E, 0.12%*, 11/15/2050, LOC: Wells Fargo Bank NA	4,300,000	4,300,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	12,150,000	12,150,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.31%*, 9/1/2032, LIQ: Bank of America NA	4,863,000	4,863,000
Texas, North East Independent School District, "A", 144A, 0.14%*, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.14%*, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
"A", 144A, 0.14%*, 4/1/2029	8,685,000	8,685,000
Series C, AMT, 0.15%*, 12/1/2027, SPA: JPMorgan Chase Bank	14,000,000	14,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3953, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3964, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	30,000,000	30,000,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.19%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		243,993,000
Virginia 1.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%*, 10/1/2037, LOC: Branch Banking & Trust	1,270,000	1,270,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.19%*, 7/15/2050, LIQ: Freddie Mac	19,030,000	19,030,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.21%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,905,000	8,905,000
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.14%*, 11/1/2036, SPA: Wells Fargo Bank NA	2,600,000	2,600,000
Virginia, University Revenues, TECP, 0.13%, 11/3/2011	11,000,000	11,000,000
		42,805,000
Washington 2.3%
Washington, State General Obligation:
Series 2599, 144A, 0.14%*, 1/1/2016, LIQ: JPMorgan Chase Bank	4,505,000	4,505,000
Series 3087, 144A, 0.14%*, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012 (b)	26,870,000	27,177,662
Washington, State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series D, 0.12%*, 8/15/2041, LOC: Barclays Bank PLC	5,000,000	5,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.16%*, 5/1/2028, LOC: U.S. Bank NA	8,545,000	8,545,000
		50,282,662
West Virginia 0.3%
West Virginia, Economic Development Authority Energy Revenue, Morgantown Energy, AMT, 0.17%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.5%
Milwaukee, WI, General Obligation, Promissory Notes, Series R2, 2.0%, 12/1/2011	25,000,000	25,037,189
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.28%*, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.12%*, 8/1/2030, LOC: U.S. Bank NA	2,300,000	2,300,000
		32,637,189

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,293,145,973)+	102.3	2,293,145,973
Other Assets and Liabilities, Net	(2.3)	(51,431,834)
Net Assets	100.0	2,241,714,139

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $2,293,145,973.

(a) Taxable issue.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$2,293,145,973	$—	$2,293,145,973
Total	$—	$2,293,145,973	$—	$2,293,145,973

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,293,145,973
Receivable for investments sold	13,545,000
Receivable for Fund shares sold	583,902
Interest receivable	2,875,360
Due from Advisor	3,761
Other assets	135,901
Total assets	2,310,289,897
Liabilities
Cash overdraft	27,673,641
Payable for investments purchased	12,600,000
Payable for investments purchased — when-issued securities	27,177,662
Payable for Fund shares redeemed	347,670
Distributions payable	12,704
Accrued management fee	106,732
Other accrued expenses and payables	657,349
Total liabilities	68,575,758
Net assets, at value	$2,241,714,139
Net Assets Consist of
Undistributed net investment income	676,117
Accumulated net realized gain (loss)	12,988
Paid-in capital	2,241,025,034
Net assets, at value	$2,241,714,139

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,778,370 ÷ 12,773,306 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,723,963 ÷ 63,698,694 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,137,956,806 ÷ 1,137,505,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($336,522,388 ÷ 336,389,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($116,647,511 ÷ 116,601,260 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($83,683,471 ÷ 83,650,312 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($154,632,003 ÷ 154,570,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($335,769,627 ÷ 335,636,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$3,083,293
Expenses: Management fee	743,403
Administration fee	1,251,148
Services to shareholders	597,020
Distribution and service fees	1,160,042
Custodian fee	20,799
Professional fees	68,067
Reports to shareholders	91,890
Registration fees	76,740
Trustees' fees and expenses	47,126
Other	82,861
Total expenses before expense reductions	4,139,096
Expense reductions	(1,513,416)
Total expenses after expense reductions	2,625,680
Net investment income	457,613
Net realized gain (loss) from investments	12,988
Net increase (decrease) in net assets resulting from operations	$470,601

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$457,613	$4,209,978
Net realized gain (loss)	12,988	26,953
Net increase in net assets resulting from operations	470,601	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(680)	(1,440)
Davidson Cash Equivalent Shares	(3,354)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(359,156)	(3,424,889)
DWS Tax-Exempt Money Fund	(53,637)	(551,022)
DWS Tax-Free Money Fund Class S	(11,624)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(4,540)	(7,236)
Tax-Exempt Cash Managed Shares	(7,170)	(18,703)
Tax-Free Investment Class	(17,451)	(41,260)
Total distributions	(457,612)	(4,210,092)
Fund share transactions: Proceeds from shares sold	3,281,866,207	9,995,553,494
Reinvestment of distributions	274,041	2,851,124
Cost of shares redeemed	(3,701,647,290)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(419,507,042)	(413,147,572)
Increase (decrease) in net assets	(419,494,053)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $676,117 and $676,116, respectively)	$2,241,714,139	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Davidson Cash Equivalent Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.009	.025	.028
Net realized and unrealized gain (loss)	.000	***	.000	***	.000	***	.000 ***	.000 ***	(.000	)***
Total from investment operations	.000	***	.000	***	.000	***	.009	.025	.028
Less distributions from: Net investment income	(.000	)***	(.000	)*	(.000	)***	(.009)	(.025)	(.028)
Net realized gains	—		—		(.000	)***	—	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.009)	(.025)	(.028)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)a	.01	**	.01		.01		.94	2.53	2.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	64		75		80		67	75	58
Ratio of expenses before expense reductions (%)	.89	*	.89		.90		.91	.90	.91
Ratio of expenses after expense reductions (%)	.23	*	.35		.43		.86	.85	.85
Ratio of net investment income (%)	.01	*	.01		.01		.92	2.47	2.76
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2011, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $602,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2011 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio. The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

For the period from May 1, 2011 through October 31, 2011, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares of the Money Market Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00% and 0.85%, respectively.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These waivers may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor waived a portion of its management fee on the Money Market Portfolio aggregating $223,647, and the amount charged aggregated $1,633,021.

For the six months ended October 31, 2011, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Money Market Portfolio	.14%

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

For the period from May 1, 2011 through October 31, 2011, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of Davidson Cash Equivalent Shares of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00%, 0.85% and 0.85%, respectively.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These waivers may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,305,421, all of which was waived.

For the six months ended October 31, 2011, the Tax-Exempt Portfolio incurred management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Tax-Exempt Portfolio	.06%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2011
Government & Agency Securities Portfolio	$2,196,990	$993,551	$249,967
Tax-Exempt Portfolio	$1,251,148	$—	$191,428

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2011, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$1,000,251	$881,457	$57,050
Capital Assets Funds Preferred Shares	2,812	2,812	—
Davidson Cash Equivalent Shares	17,271	14,816	2,065
Davidson Cash Equivalent Plus Shares	1,398	1,170	73
Premium Reserve Money Market Shares	45,357	33,274	6,736
Service Shares	1,813,937	1,528,056	114,261
	$2,881,026	$2,461,585	$180,185

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$315,956	$274,384	$—
Davidson Cash Equivalent Shares	26,171	22,838	1,651
Davidson Cash Equivalent Plus Shares	53,872	44,967	7,001
DWS Government & Agency Money Fund	66,483	41,639	18,254
DWS Government Cash Institutional Shares	87,792	87,792	—
Government Cash Managed Shares	89,679	51,890	15,504
Service Shares	201,800	176,473	14,762
	$841,753	$699,983	$57,172

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$16,957	$14,192	$1,670
Davidson Cash Equivalent Shares	50,221	36,303	7,460
DWS Tax-Exempt Cash Institutional Shares	78,204	66,465	—
DWS Tax-Exempt Money Fund	56,739	22,782	25,755
DWS Tax-Free Money Fund Class S	36,614	16,847	13,415
Service Shares	113,247	94,940	15,814
Tax-Exempt Cash Managed Shares	50,070	19,948	15,745
Tax-Free Investment Class	155,835	81,897	20,696
	$557,887	$353,374	$100,555

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,320,331	$1,320,331	.00%	.33%
Capital Assets Funds Preferred Shares	3,750	3,750	.00%	.20%
Davidson Cash Equivalent Shares	18,505	18,505	.00%	.30%
Davidson Cash Equivalent Plus Shares	1,439	1,439	.00%	.25%
Service Shares	4,353,448	4,353,448	.00%	.60%
	$5,697,473	$5,697,473

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$417,061	$417,061	.00%	.33%
Davidson Cash Equivalent Shares	30,198	30,198	.00%	.30%
Davidson Cash Equivalent Plus Shares	67,341	67,341	.00%	.25%
Service Shares	484,320	484,320	.00%	.60%
	$998,920	$998,920

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$22,384	$22,384	.00%	.33%
Davidson Cash Equivalent Shares	100,443	100,443	.00%	.30%
Service Shares	271,792	271,792	.00%	.60%
Tax-Free Investment Class	435,524	435,524	.00%	.25%
	$830,143	$830,143

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,000,251	$1,000,251	.00%	.25%
Capital Assets Funds Preferred Shares	1,875	1,875	.00%	.10%
Davidson Cash Equivalent Shares	15,420	15,420	.00%	.25%
Davidson Cash Equivalent Plus Shares	1,151	1,151	.00%	.20%
Premium Reserve Money Market Shares	75,595	75,595	.00%	.25%
	$1,094,292	$1,094,292

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$315,956	$315,956	.00%	.25%
Davidson Cash Equivalent Shares	25,165	25,165	.00%	.25%
Davidson Cash Equivalent Plus Shares	53,872	53,872	.00%	.20%
Government Cash Managed Shares	175,286	175,286	.00%	.15%
	$570,279	$570,279

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,958	$16,958	.00%	.25%
Davidson Cash Equivalent Shares	83,702	83,702	.00%	.25%
Tax-Exempt Cash Managed Shares	107,292	107,292	.00%	.15%
Tax-Free Investment Class	121,947	121,947	.00%	.07%
	$329,899	$329,899

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2011, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2011
Money Market Portfolio	$25,455	$23,349
Government & Agency Securities Portfolio	$30,918	$29,354
Tax-Exempt Portfolio	$47,072	$47,072

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2011, two shareholder accounts held approximately 11% and 11% of the outstanding shares of the Government & Agency Securities Portfolio, respectively, and one shareholder account held approximately 14% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	417,517,627	$417,517,627	839,154,629	$839,154,629
Capital Assets Funds Preferred Shares	7,075,466	7,075,466	16,426,872	16,426,872
Davidson Cash Equivalent Shares	2,775,231	2,775,231	3,734,002	3,734,002
Davidson Cash Equivalent Plus Shares	230,748	230,748	870,248	870,248
Premier Money Market Shares*	—	—	44,284,933	44,284,933
Premium Reserve Money Market Shares	45,983,839	45,983,839	111,139,828	111,139,828
Service Shares	791,083,358	791,083,358	1,791,610,827	1,791,610,827
		$1,264,666,269		$2,807,221,339
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	79,747	$79,747	187,455	$187,455
Capital Assets Funds Preferred Shares	933	933	13,160	13,160
Davidson Cash Equivalent Shares	614	614	1,863	1,863
Davidson Cash Equivalent Plus Shares	58	58	220	220
Premier Money Market Shares*	—	—	4,160	4,160
Premium Reserve Money Market Shares	2,028	2,028	5,371	5,371
Service Shares	72,218	72,218	183,305	183,305
		$155,598		$395,534
Shares redeemed
Capital Assets Funds Shares	(511,476,549)	$(511,476,549)	(890,506,653)	$(890,506,653)
Capital Assets Funds Preferred Shares	(8,784,058)	(8,784,058)	(64,951,835)	(64,951,835)
Davidson Cash Equivalent Shares	(4,467,373)	(4,467,373)	(8,417,805)	(8,417,805)
Davidson Cash Equivalent Plus Shares	(612,451)	(612,451)	(1,850,907)	(1,850,907)
Premier Money Market Shares*	—	—	(163,286,900)	(163,286,900)
Premium Reserve Money Market Shares	(47,899,727)	(47,899,727)	(119,115,201)	(119,115,201)
Service Shares	(1,309,531,321)	(1,309,531,321)	(1,368,490,287)	(1,368,490,287)
		$(1,882,771,479)		$(2,616,619,588)
Net increase (decrease)
Capital Assets Funds Shares	(93,879,175)	$(93,879,175)	(51,164,569)	$(51,164,569)
Capital Assets Funds Preferred Shares	(1,707,659)	(1,707,659)	(48,511,803)	(48,511,803)
Davidson Cash Equivalent Shares	(1,691,528)	(1,691,528)	(4,681,940)	(4,681,940)
Davidson Cash Equivalent Plus Shares	(381,645)	(381,645)	(980,439)	(980,439)
Premier Money Market Shares*	—	—	(118,997,807)	(118,997,807)
Premium Reserve Money Market Shares	(1,913,860)	(1,913,860)	(7,970,002)	(7,970,002)
Service Shares	(518,375,745)	(518,375,745)	423,303,845	423,303,845
		$(617,949,612)		$190,997,285

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	265,810,958	$265,810,958	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	11,651,481	11,651,481	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	122,371,851	122,371,851	275,786,862	275,786,862
DWS Government & Agency Money Fund	24,595,884	24,595,884	72,103,322	72,103,322
DWS Government Cash Institutional Shares	19,796,538,174	19,796,538,174	34,835,288,142	34,835,288,142
Government Cash Managed Shares	1,278,480,112	1,278,480,112	2,032,853,974	2,032,853,974
Service Shares	253,973,577	253,973,577	269,340,585	269,340,585
		$21,753,422,037		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	12,597	$12,597	29,657	$29,657
Davidson Cash Equivalent Shares	1,004	1,004	2,127	2,127
Davidson Cash Equivalent Plus Shares	2,689	2,689	5,509	5,509
DWS Government & Agency Money Fund	7,256	7,256	27,796	27,796
DWS Government Cash Institutional Shares	379,615	379,615	1,118,270	1,118,270
Government Cash Managed Shares	3,844	3,844	5,696	5,696
Service Shares	8,032	8,032	12,119	12,119
		$415,037		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(302,720,385)	$(302,720,385)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(8,869,127)	(8,869,127)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(67,687,369)	(67,687,369)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(41,825,331)	(41,825,331)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(21,545,469,412)	(21,545,469,412)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(1,248,285,535)	(1,248,285,535)	(2,132,755,829)	(2,132,755,829)
Service Shares	(164,790,452)	(164,790,452)	(272,492,118)	(272,492,118)
		$(23,379,647,611)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(36,896,830)	$(36,896,830)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	2,783,358	2,783,358	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	54,687,171	54,687,171	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(17,222,191)	(17,222,191)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(1,748,551,623)	(1,748,551,623)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	30,198,421	30,198,421	(99,896,159)	(99,896,159)
Service Shares	89,191,157	89,191,157	(3,139,414)	(3,139,414)
		$(1,625,810,537)		$(2,329,943,463)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,506,139	$17,506,139	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	54,409,847	54,409,847	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	2,643,974,604	2,643,974,604	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	98,130,776	98,130,776	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	16,293,284	16,293,284	40,065,751	40,065,751
Premier Money Market Shares**	—	—	17,963,464	17,963,464
Service Shares	88,088,690	88,088,690	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	206,527,622	206,527,622	270,920,971	270,920,971
Tax-Free Investment Class	156,935,245	156,935,245	408,957,323	408,957,323
		$3,281,866,207		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	677	$677	1,433	$1,433
Davidson Cash Equivalent Shares	3,333	3,333	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	185,739	185,739	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	51,551	51,551	541,218	541,218
DWS Tax-Free Money Fund Class S	11,124	11,124	147,957	147,957
Premier Money Market Shares**	—	—	1,023	1,023
Service Shares	4,511	4,511	7,238	7,238
Tax-Exempt Cash Managed Shares	129	129	84	84
Tax-Free Investment Class	16,977	16,977	40,669	40,669
		$274,041		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(15,328,993)	$(15,328,993)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(65,734,647)	(65,734,647)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(2,998,474,417)	(2,998,474,417)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(127,703,142)	(127,703,142)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(24,425,784)	(24,425,784)	(55,821,788)	(55,821,788)
Premier Money Market Shares**	—	—	(47,338,154)	(47,338,154)
Service Shares	(86,404,341)	(86,404,341)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(179,363,415)	(179,363,415)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(204,212,551)	(204,212,551)	(433,534,090)	(433,534,090)
		$(3,701,647,290)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	2,177,823	$2,177,823	(7,293,508)	(7,293,508)
Davidson Cash Equivalent Shares	(11,321,467)	(11,321,467)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(354,314,074)	(354,314,074)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(29,520,815)	(29,520,815)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(8,121,376)	(8,121,376)	(15,608,080)	(15,608,080)
Premier Money Market Shares**	—	—	(29,373,667)	(29,373,667)
Service Shares	1,688,860	1,688,860	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	27,164,336	27,164,336	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(47,260,329)	(47,260,329)	(24,536,098)	(24,536,098)
		$(419,507,042)		$(413,147,572)

** The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Investment Management Agreement Approval

Money Market Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Preferred Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Capital Assets Funds Shares (4th quartile), Premium Reserve Money Market Shares (3rd quartile) and Service Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Government & Agency Securities Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (4th quartile) and Service Shares (4th quartile); and lower than the median of the applicable Lipper expense universe for DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Tax-Free Investment Class shares (3rd quartile), and Service Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share classes: DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

SEMIANNUAL REPORT TO SHAREHOLDERS

Premium Reserve Money Market Shares Fund #97

Money Market Portfolio

October 31, 2011

Contents
3 Information About Your Fund's Expenses
5 Portfolio Summary
6 Investment Portfolio
12 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
16 Financial Highlights
17 Notes to Financial Statements
25 Investment Management Agreement Approval
30 Summary of Management Fee Evaluation by Independent Fee Consultant
34 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Premium Reserve Money Market Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	Premium Reserve Money Market Shares
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,000.05
Expenses Paid per $1,000*	$1.11
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,024.03
Expenses Paid per $1,000*	$1.12

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios
Premium Reserve Money Market Shares	.22%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Money Market Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Commercial Paper	34%	34%
Repurchase Agreements	19%	16%
Short-Term Notes	19%	17%
Government & Agency Obligations	14%	14%
Certificates of Deposit and Bank Notes	12%	16%
Time Deposits	2%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Money Market Portfolio	46 days	48 days
iMoneyNet First Tier Retail Money Fund Average*	37 days	40 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-11. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.1%
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	6,500,000	6,645,263
Bank of Nova Scotia, 0.23%, 11/8/2011	10,000,000	10,000,000
Bayerische Landesbank, 0.25%, 11/3/2011	50,000,000	50,000,000
Credit Suisse, 0.38%, 1/3/2012	10,000,000	10,000,000
DnB NOR Bank ASA, 0.35%, 1/17/2012	10,000,000	10,000,000
International Finance Corp., 3.0%, 11/15/2011	6,000,000	6,005,950
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 11/3/2011	12,000,000	12,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	10,000,000	10,029,203
Nordea Bank Finland PLC, 0.35%, 1/13/2012	10,000,000	10,000,000
Rabobank Nederland NV:
0.43%, 2/24/2012	25,000,000	25,000,000
0.43%, 3/2/2012	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB:
0.3%, 11/10/2011	14,250,000	14,250,000
0.33%, 12/2/2011	10,000,000	10,000,000
0.33%, 12/6/2011	25,000,000	25,000,000
Svenska Handelsbanken AB, 0.325%, 12/22/2011	19,500,000	19,500,345
Total Certificates of Deposit and Bank Notes (Cost $238,430,761)		238,430,761

Commercial Paper 33.8%
Issued at Discount** 33.3%
Antalis U.S. Funding Corp., 144A, 0.7%, 11/1/2011	16,000,000	16,000,000
Barclays Bank PLC:
0.35%, 12/1/2011	15,000,000	14,995,625
0.38%, 1/4/2012	14,500,000	14,490,204
0.52%, 2/27/2012	5,000,000	4,991,478
BHP Billiton Finance (USA) Ltd., 144A, 0.18%, 1/9/2012	9,500,000	9,496,723
BNZ International Funding Ltd.:
144A, 0.27%, 11/30/2011	10,000,000	9,997,825
144A, 0.57%, 4/10/2012	5,500,000	5,485,980
Cancara Asset Securitisation LLC, 144A, 0.27%, 11/4/2011	8,000,000	7,999,820
DnB NOR Bank ASA:
0.3%, 11/29/2011	12,000,000	11,997,200
0.3%, 12/12/2011	17,500,000	17,494,021
ENI Finance USA, Inc., 0.36%, 11/7/2011	19,200,000	19,198,848
Erste Abwicklungsanstalt:
0.37%, 1/9/2012	12,500,000	12,491,135
0.39%, 2/16/2012	14,000,000	13,983,772
0.4%, 3/29/2012	9,500,000	9,484,272
0.46%, 1/5/2012	7,800,000	7,793,522
General Electric Capital Corp.:
0.2%, 11/15/2011	50,000,000	49,996,111
0.3%, 2/22/2012	8,800,000	8,791,713
General Electric Capital Services, Inc.:
0.23%, 2/6/2012	10,000,000	9,993,803
0.35%, 3/20/2012	10,000,000	9,986,389
General Electric Co., 0.14%, 12/22/2011	15,000,000	14,997,025
Grampian Funding LLC, 144A, 0.3%, 12/9/2011	10,000,000	9,996,833
ING (U.S.) Funding LLC, 0.2%, 11/4/2011	71,000,000	70,998,817
Kellogg Co., 0.2%, 11/2/2011	2,500,000	2,499,986
Kells Funding LLC:
144A, 0.305%, 1/27/2012	10,000,000	9,992,629
144A, 0.35%, 2/17/2012	8,500,000	8,491,075
144A, 0.38%, 4/17/2012	700,000	698,759
144A, 0.45%, 1/20/2012	6,000,000	5,994,000
New York Life Capital Corp., 144A, 0.14%, 11/14/2011	25,000,000	24,998,736
NRW.Bank:
0.24%, 11/1/2011	16,000,000	16,000,000
0.25%, 11/8/2011	14,500,000	14,499,295
0.33%, 12/5/2011	6,000,000	5,998,130
0.4%, 12/2/2011	10,000,000	9,996,556
0.4%, 1/6/2012	6,000,000	5,995,600
Oversea-Chinese Banking Corp., Ltd., 0.47%, 2/15/2012	20,000,000	19,972,322
Pacific Gas & Electric Co., 144A, 0.37%, 11/14/2011	6,000,000	5,999,198
PepsiCo, Inc., 0.07%, 1/19/2012	20,000,000	19,996,964
Procter & Gamble International Funding SCA, 144A, 0.05%, 12/1/2011	15,000,000	14,999,375
SBAB Bank AB, 144A, 0.55%, 1/13/2012	15,000,000	14,983,271
Southern California Edison Co., 0.32%, 11/21/2011	10,000,000	9,998,222
Standard Chartered Bank, 0.35%, 12/7/2011	10,000,000	9,996,500
Straight-A Funding LLC, 144A, 0.19%, 11/15/2011	12,500,000	12,499,076
Sumitomo Mitsui Banking Corp., 0.355%, 1/9/2012	15,000,000	14,989,794
Swedbank AB:
0.32%, 12/5/2011	6,000,000	5,998,187
0.4%, 11/15/2011	14,200,000	14,197,791
0.44%, 1/13/2012	25,000,000	24,977,694
Toyota Motor Credit Corp., 0.27%, 1/6/2012	10,000,000	9,995,050
Walt Disney Co., 0.05%, 11/14/2011	20,000,000	19,999,639
		654,428,965
Issued at Par 0.5%
DnB NOR Bank ASA, 144A, 0.401%*, 4/2/2012	10,000,000	10,000,000
Total Commercial Paper (Cost $664,428,965)		664,428,965

Short-Term Notes* 18.3%
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	12,500,000	12,500,000
Bank of Nova Scotia:
0.318%, 11/9/2012	12,000,000	12,000,000
0.33%, 12/8/2011	8,000,000	8,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.257%, 5/25/2012	26,000,000	25,998,378
Canadian Imperial Bank of Commerce, 0.324%, 4/26/2012	21,600,000	21,600,000
Commonwealth Bank of Australia:
144A, 0.315%, 5/11/2012	18,000,000	18,000,000
144A, 0.342%, 2/3/2012	12,000,000	12,000,000
JPMorgan Chase Bank NA, 0.366%, 11/9/2012	23,500,000	23,500,000
Kells Funding LLC:
144A, 0.34%, 2/27/2012	6,000,000	6,000,000
144A, 0.374%, 2/24/2012	13,750,000	13,750,000
144A, 0.379%, 12/1/2011	10,000,000	10,000,000
Landesbank Baden-Wurttemberg, 144A, 0.575%, 6/22/2012	86,000,000	86,000,000
Lloyds TSB Bank PLC, 0.338%, 5/11/2012	12,000,000	12,000,000
Nordea Bank Finland PLC, 0.507%, 2/3/2012	3,000,000	3,001,576
Rabobank Nederland NV:
0.322%, 1/10/2012	8,000,000	8,000,000
0.339%, 4/24/2012	7,750,000	7,749,813
144A, 0.43%, 9/14/2012	12,000,000	12,000,000
Svenska Handelsbanken AB, 144A, 0.375%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.262%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.286%, 2/13/2012	5,000,000	5,000,000
0.332%, 5/9/2012	17,000,000	17,000,000
0.332%, 7/11/2012	12,000,000	12,000,000
0.34%, 1/10/2012	14,000,000	14,000,000
Total Short-Term Notes (Cost $360,599,767)		360,599,767

Government & Agency Obligations 13.4%
Foreign Government Obligation 0.6%
Kingdom of Denmark, 2.75%, 11/15/2011	11,500,000	11,510,155
Other Government Related (a) 1.1%
European Investment Bank, 2.625%, 11/15/2011	22,000,000	22,018,924
U.S. Government-Sponsored Agencies 6.1%
Federal Farm Credit Bank:
0.219%*, 11/2/2011	12,250,000	12,249,998
0.258%**, 4/4/2012	5,000,000	4,994,403
0.313%**, 12/16/2011	10,200,000	10,195,920
Federal Home Loan Bank, 1.0%, 12/28/2011	10,000,000	10,012,715
Federal National Mortgage Association:
0.099%**, 2/13/2012	12,500,000	12,496,389
0.139%**, 2/17/2012	10,000,000	9,995,800
0.148%**, 1/17/2012	25,000,000	24,991,979
0.153%**, 11/21/2011	15,000,000	14,998,667
0.16%**, 10/1/2012	10,000,000	9,985,111
5.375%, 11/15/2011	10,000,000	10,019,813
		119,940,795
U.S. Treasury Obligations 5.6%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,535,476
0.625%, 6/30/2012	7,403,000	7,427,638
0.625%, 7/31/2012	24,000,000	24,085,076
0.75%, 5/31/2012	18,501,000	18,571,359
0.875%, 1/31/2012	500,000	500,830
1.375%, 10/15/2012	20,000,000	20,232,718
4.5%, 11/30/2011	7,000,000	7,023,220
4.5%, 3/31/2012	10,000,000	10,176,515
4.875%, 6/30/2012	3,702,000	3,818,028
		110,370,860
Total Government & Agency Obligations (Cost $263,840,734)		263,840,734

Time Deposit 2.5%
Citibank NA, 0.1%, 11/2/2011 (Cost $50,000,000)	50,000,000	50,000,000

Municipal Bonds and Notes 0.2%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%***, 10/1/2037, LOC: Branch Banking & Trust (Cost $4,010,000)	4,010,000	4,010,000

Repurchase Agreements 18.4%
Barclays Capital PLC, 0.06%, dated 10/26/2011, to be repurchased at $48,591,567 on 11/2/2011 (b)	48,591,000	48,591,000
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $50,000,875 on 11/2/2011 (c)	50,000,000	50,000,000
BNP Paribas, 0.10%, dated 10/31/2011, to be repurchased at $120,000,333 on 11/1/2011 (d)	120,000,000	120,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $64,423,992 on 11/1/2011 (e)	64,423,777	64,423,777
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $79,000,285 on 11/1/2011 (f)	79,000,000	79,000,000
Total Repurchase Agreements (Cost $362,014,777)		362,014,777

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,943,325,004)+	98.7	1,943,325,004
Other Assets and Liabilities, Net	1.3	24,623,792
Net Assets	100.0	1,967,948,796

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2011.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

+ The cost for federal income tax purposes was $1,943,325,004.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,524,400	U.S. Treasury Bond	5.0	5/15/2037	5,995,517
309,400	U.S. Treasury Note	2.25	7/31/2018	322,718
11,453,300	U.S. Treasury Inflation Indexed Bond	1.125	1/15/2021	12,976,234
29,742,253	U.S. Treasury Inflation Indexed STRIPS	Zero Coupon	10/15/2015- 4/15/2029	30,268,371
Total Collateral Value				49,562,840

(c) Collateralized by $48,895,400 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $51,000,103.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,447,000	Federal Home Loan Bank	Zero Coupon	4/25/2012	16,442,066
25,963,000	Federal Home Loan Mortgage Corp.	4.56	4/1/2026	26,757,727
79,260,000	Federal National Mortgage Association	0.38-4.11	10/27/2014- 11/15/2030	79,200,579
Total Collateral Value				122,400,372

(e) Collateralized by $63,529,915 Federal National Mortgage Association, 2.73%, maturing on 9/1/2041 with a value of $65,712,252.

(f) Collateralized by $77,600,055 Federal Home Loan Mortgage Corp., 4.0%, maturing on 10/1/2041 with a value of $80,580,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (g)	$—	$1,581,310,227	$—	$1,581,310,227
Repurchase Agreements	—	362,014,777	—	362,014,777
Total	$—	$1,943,325,004	$—	$1,943,325,004

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(g) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,581,310,227
Repurchase agreements, valued at amortized cost	362,014,777
Total investments in securities, valued at amortized cost	1,943,325,004
Cash	410,480
Receivable for investments sold	22,944,218
Receivable for Fund shares sold	2,988
Interest receivable	1,865,043
Due from Advisor	10,061
Other assets	116,794
Total assets	1,968,674,588
Liabilities
Payable for Fund shares redeemed	124
Accrued management fee	236,439
Other accrued expenses and payables	489,229
Total liabilities	725,792
Net assets, at value	$1,967,948,796
Net Assets Consist of
Undistributed net investment income	39,083
Accumulated net realized gain (loss)	(31,104)
Paid-in capital	1,967,940,817
Net assets, at value	$1,967,948,796

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($752,037,684 ÷ 751,694,570 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($3,009,989 ÷ 3,008,602 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($11,432,778 ÷ 11,427,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($929,586 ÷ 929,162 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($59,690,638 ÷ 59,663,606 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($1,140,848,121 ÷ 1,140,326,445 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$2,675,134
Expenses: Management fee	1,856,668
Services to shareholders	2,911,287
Distribution and service fees	6,791,765
Custodian fee	27,413
Professional fees	65,721
Reports to shareholders	194,806
Registration fees	71,461
Trustees' fees and expenses	36,373
Other	39,144
Total expenses before expense reductions	11,994,638
Expense reductions	(9,476,997)
Total expenses after expense reductions	2,517,641
Net investment income	157,493
Net realized gain (loss) from investments	(31,104)
Net increase (decrease) in net assets resulting from operations	$126,389

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$157,493	$337,889
Net realized gain (loss)	(31,104)	46,708
Net increase in net assets resulting from operations	126,389	384,597
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(80,210)	(187,975)
Capital Assets Funds Preferred Shares	(940)	(13,299)
Davidson Cash Equivalent Shares	(618)	(1,869)
Davidson Cash Equivalent Plus Shares	(58)	(221)
Premier Money Market Shares	—	(5,042)
Premium Reserve Money Market Shares	(2,940)	(7,826)
Service Shares	(72,727)	(183,668)
Total distributions	(157,493)	(399,900)
Fund share transactions: Proceeds from shares sold	1,264,666,269	2,807,221,339
Reinvestment of distributions	155,598	395,534
Cost of shares redeemed	(1,882,771,479)	(2,616,619,588)
Net increase (decrease) in net assets from Fund share transactions	(617,949,612)	190,997,285
Increase (decrease) in net assets	(617,980,716)	190,981,982
Net assets at beginning of period	2,585,929,512	2,394,947,530
Net assets at end of period (including undistributed net investment income of $39,083 and $39,083, respectively)	$1,967,948,796	$2,585,929,512

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Premium Reserve Money Market Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.001		.016	.043		.047
Net realized and unrealized gain (loss)	(.000	)***	.000	***	.000	***	.000 ***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.001		.016	.043		.047
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.001)		(.016)	(.043)		(.047)
Net realized gains	—		—		(.000	)***	—	—		—
Total distributions	(.000	)***	(.000	)***	(.001)		(.016)	(.043)		(.047)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return (%)	.01	a**	.01	a	.06	a	1.65	4.38	a	4.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60		62		70		411	404		282
Ratio of expenses before expense reductions (%)	.60	*	.58		.56		.56	.57		.56
Ratio of expenses after expense reductions (%)	.22	*	.35		.46		.56	.57		.56
Ratio of net investment income (%)	.01	*	.01		.05		1.60	4.24		4.72
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Money Market Portfolio (the "Fund").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than Premium Reserve Money Market Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor waived a portion of its management fee on the Fund aggregating $223,647, and the amount charged aggregated $1,633,021.

For the six months ended October 31, 2011, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Annualized Effective Rate
Money Market Portfolio	.14%

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2011, the amounts charged to the Fund by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$1,000,251	$881,457	$57,050
Capital Assets Funds Preferred Shares	2,812	2,812	—
Davidson Cash Equivalent Shares	17,271	14,816	2,065
Davidson Cash Equivalent Plus Shares	1,398	1,170	73
Premium Reserve Money Market Shares	45,357	33,274	6,736
Service Shares	1,813,937	1,528,056	114,261
	$2,881,026	$2,461,585	$180,185

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,320,331	$1,320,331	.00%	.33%
Capital Assets Funds Preferred Shares	3,750	3,750	.00%	.20%
Davidson Cash Equivalent Shares	18,505	18,505	.00%	.30%
Davidson Cash Equivalent Plus Shares	1,439	1,439	.00%	.25%
Service Shares	4,353,448	4,353,448	.00%	.60%
	$5,697,473	$5,697,473

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,000,251	$1,000,251	.00%	.25%
Capital Assets Funds Preferred Shares	1,875	1,875	.00%	.10%
Davidson Cash Equivalent Shares	15,420	15,420	.00%	.25%
Davidson Cash Equivalent Plus Shares	1,151	1,151	.00%	.20%
Premium Reserve Money Market Shares	75,595	75,595	.00%	.25%
	$1,094,292	$1,094,292

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2011
Money Market Portfolio	$25,455	$23,349

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

4. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Money Market Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	417,517,627	$417,517,627	839,154,629	$839,154,629
Capital Assets Funds Preferred Shares	7,075,466	7,075,466	16,426,872	16,426,872
Davidson Cash Equivalent Shares	2,775,231	2,775,231	3,734,002	3,734,002
Davidson Cash Equivalent Plus Shares	230,748	230,748	870,248	870,248
Premier Money Market Shares*	—	—	44,284,933	44,284,933
Premium Reserve Money Market Shares	45,983,839	45,983,839	111,139,828	111,139,828
Service Shares	791,083,358	791,083,358	1,791,610,827	1,791,610,827
		$1,264,666,269		$2,807,221,339
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	79,747	$79,747	187,455	$187,455
Capital Assets Funds Preferred Shares	933	933	13,160	13,160
Davidson Cash Equivalent Shares	614	614	1,863	1,863
Davidson Cash Equivalent Plus Shares	58	58	220	220
Premier Money Market Shares*	—	—	4,160	4,160
Premium Reserve Money Market Shares	2,028	2,028	5,371	5,371
Service Shares	72,218	72,218	183,305	183,305
		$155,598		$395,534
Shares redeemed
Capital Assets Funds Shares	(511,476,549)	$(511,476,549)	(890,506,653)	$(890,506,653)
Capital Assets Funds Preferred Shares	(8,784,058)	(8,784,058)	(64,951,835)	(64,951,835)
Davidson Cash Equivalent Shares	(4,467,373)	(4,467,373)	(8,417,805)	(8,417,805)
Davidson Cash Equivalent Plus Shares	(612,451)	(612,451)	(1,850,907)	(1,850,907)
Premier Money Market Shares*	—	—	(163,286,900)	(163,286,900)
Premium Reserve Money Market Shares	(47,899,727)	(47,899,727)	(119,115,201)	(119,115,201)
Service Shares	(1,309,531,321)	(1,309,531,321)	(1,368,490,287)	(1,368,490,287)
		$(1,882,771,479)		$(2,616,619,588)
Net increase (decrease)
Capital Assets Funds Shares	(93,879,175)	$(93,879,175)	(51,164,569)	$(51,164,569)
Capital Assets Funds Preferred Shares	(1,707,659)	(1,707,659)	(48,511,803)	(48,511,803)
Davidson Cash Equivalent Shares	(1,691,528)	(1,691,528)	(4,681,940)	(4,681,940)
Davidson Cash Equivalent Plus Shares	(381,645)	(381,645)	(980,439)	(980,439)
Premier Money Market Shares*	—	—	(118,997,807)	(118,997,807)
Premium Reserve Money Market Shares	(1,913,860)	(1,913,860)	(7,970,002)	(7,970,002)
Service Shares	(518,375,745)	(518,375,745)	423,303,845	423,303,845
		$(617,949,612)		$190,997,285

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Preferred Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Capital Assets Funds Shares (4th quartile), Premium Reserve Money Market Shares (3rd quartile) and Service Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

OCTOBER 31, 2011 Semiannual Report to Shareholders

Government & Agency Securities Portfolio DWS Government Cash Institutional Shares Fund #250 Government Cash Managed Shares Fund #254

Contents
4 Information About Your Fund's Expenses
6 Portfolio Summary
7 Investment Portfolio
12 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
16 Financial Highlights
18 Notes to Financial Statements
26 Investment Management Agreement Approval
31 Summary of Management Fee Evaluation by Independent Fee Consultant
35 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/11	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,000.20	$1,000.05
Expenses Paid per $1,000*	$.40	$.55
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,024.73	$1,024.58
Expenses Paid per $1,000*	$.41	$.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios
DWS Government Cash Institutional Shares	.08%
Government Cash Managed Shares	.11%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Government & Agency Obligations	60%	50%
Repurchase Agreements	35%	48%
Commercial Paper	5%	2%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Government & Agency Securities Portfolio	47 days	49 days
iMoneyNet Government & Agencies Retail Money Fund Average*	38 days	38 days

* The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 7-11. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 5.1%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 12/27/2011	60,000,000	59,983,200
144A, 0.19%, 12/5/2011	75,763,000	75,749,405
144A, 0.19%, 12/6/2011	13,000,000	12,997,598
144A, 0.19%, 12/19/2011	54,000,000	53,986,320
Total Commercial Paper (Cost $202,716,523)		202,716,523

Government & Agency Obligations 60.1%
Other Government Related (a) 4.8%
International Bank for Reconstruction & Development:
0.001%*, 11/1/2011	50,000,000	50,000,000
0.024%*, 11/18/2011	140,000,000	139,998,347
		189,998,347
U.S. Government-Sponsored Agencies 48.4%
Federal Farm Credit Bank:
0.092%*, 11/9/2011	10,000,000	9,999,778
0.1%**, 1/12/2012	100,000,000	100,000,499
0.129%*, 1/24/2012	20,000,000	19,993,933
0.173%**, 5/18/2012	165,000,000	164,995,455
0.18%*, 10/25/2012	8,000,000	7,985,640
0.313%*, 12/16/2011	28,000,000	27,988,800
Federal Home Loan Bank:
0.001%*, 11/1/2011	95,401,000	95,401,000
0.006%*, 11/25/2011	1,132,000	1,131,996
0.009%*, 11/4/2011	1,171,000	1,171,000
0.018%*, 11/2/2011	40,000,000	39,999,967
0.09%, 11/18/2011	25,000,000	24,999,616
0.108%*, 12/19/2011	50,000,000	49,992,667
0.13%, 1/23/2012	48,000,000	47,996,407
0.13%, 5/15/2012	30,000,000	29,991,522
0.16%, 3/30/2012	34,025,000	34,020,343
0.16%, 4/2/2012	28,500,000	28,497,255
0.16%, 4/30/2012	37,500,000	37,494,862
0.17%**, 1/18/2012	22,000,000	22,001,899
0.23%, 8/24/2012	15,000,000	15,005,046
0.26%**, 4/5/2013	22,500,000	22,496,727
0.26%**, 4/12/2013	22,000,000	21,996,778
0.3%, 12/27/2011	55,000,000	55,016,679
0.32%, 11/30/2011	30,000,000	30,004,425
0.75%, 12/21/2011	10,000,000	10,008,218
1.0%, 12/28/2011	13,460,000	13,477,115
Federal Home Loan Mortgage Corp.:
0.01%*, 11/21/2011	2,000,000	1,999,989
0.03%*, 1/25/2012	40,000,000	39,997,167
0.036%*, 11/2/2011	100,000,000	99,999,861
0.06%**, 11/9/2011	75,000,000	74,998,664
0.088%*, 12/21/2011	25,000,000	24,996,875
0.089%*, 12/20/2011	25,000,000	24,996,938
0.099%*, 2/23/2012	100,000,000	99,968,333
0.119%*, 1/11/2012	25,000,000	24,994,083
0.203%**, 2/16/2012	70,000,000	70,007,437
0.288%**, 11/10/2011	200,000,000	200,000,000
1.125%, 4/25/2012	18,185,000	18,266,296
Federal National Mortgage Association:
0.094%*, 4/18/2012	12,000,000	11,994,648
0.098%*, 12/2/2011	50,000,000	49,995,694
0.099%*, 2/13/2012	50,000,000	49,985,556
0.139%*, 2/17/2012	50,000,000	49,979,000
0.148%*, 1/17/2012	60,000,000	59,980,750
0.149%*, 3/1/2012	50,000,000	49,974,792
0.16%*, 10/1/2012	10,000,000	9,985,111
0.19%*, 10/1/2012	17,500,000	17,469,059
5.375%, 11/15/2011	16,040,000	16,071,780
		1,907,329,660
U.S. Treasury Obligations 6.9%
U.S. Treasury Bill, 0.01%*, 11/25/2011	50,000,000	49,999,667
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,768,389
0.625%, 6/30/2012	14,685,000	14,733,873
0.625%, 7/31/2012	40,000,000	40,141,794
0.75%, 5/31/2012	36,700,000	36,839,569
1.375%, 10/15/2012	36,000,000	36,418,892
4.5%, 4/30/2012	50,000,000	51,097,452
4.875%, 6/30/2012	7,343,000	7,573,861
		273,573,497
Total Government & Agency Obligations (Cost $2,370,901,504)		2,370,901,504

Repurchase Agreements 34.8%
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $325,005,688 on 11/2/2011 (b)	325,000,000	325,000,000
BNP Paribas, 0.1%, dated 10/31/2011, to be repurchased at $9,432,850 on 11/1/2011 (c)	9,432,824	9,432,824
BNP Paribas, 0.12%, dated 10/19/2011, to be repurchased at $200,020,000 on 11/18/2011 (d)	200,000,000	200,000,000
JPMorgan Securities, Inc., 0.11%, dated 10/31/2011, to be repurchased at $26,000,079 on 11/1/2011 (e)	26,000,000	26,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $35,030,781 on 11/1/2011 (f)	35,030,664	35,030,664
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $26,000,094 on 11/1/2011 (g)	26,000,000	26,000,000
Morgan Stanley & Co., Inc., 0.1%, dated 10/31/2011, to be repurchased at $150,000,417 on 11/1/2011 (h)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.11%, dated 10/25/2011, to be repurchased at $100,002,139 on 11/1/2011 (i)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.11%, dated 10/31/2011, to be repurchased at $500,001,528 on 11/1/2011 (j)	500,000,000	500,000,000
Total Repurchase Agreements (Cost $1,371,463,488)		1,371,463,488

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,945,081,515)+	100.0	3,945,081,515
Other Assets and Liabilities, Net	0.0	1,136,363
Net Assets	100.0	3,946,217,878

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $3,945,081,515.

(a) Government-backed debt issued by financial companies or government-sponsored enterprises.

(b) Collateralized by $317,819,500 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $331,500,040.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,504,000	Federal Farm Credit Bank	4.23	8/22/2031	5,491,698
6,670,500	Federal Home Loan Mortgage Corp.	Zero Coupon- 0.208	2/10/2012- 12/11/2025	4,130,395
Total Collateral Value				9,622,093

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
62,398,637	Federal Home Loan Mortgage Corp.	3.5-7.5	8/1/2012- 10/1/2041	67,947,478
124,384,856	Federal National Mortgage Association	3.0-8.0	2/1/2012-8/1/2041	136,052,522
Total Collateral Value				204,000,000

(e) Collateralized by $25,300,808 Federal Home Loan Mortgage Corp., with various coupon rates from 2.209-5.953%, with various maturity dates of 5/1/2025-6/1/2041 with a value of $26,521,875.

(f) Collateralized by $33,059,823 Federal National Mortgage Association, 5.0%, maturing on 5/1/2040 with a value of $35,731,277.

(g) Collateralized by $25,017,027 Federal National Mortgage Association, 4.5%, maturing on 1/1/2041 with a value of $26,520,000.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,286,078	Federal Home Loan Mortgage Corp.	4.5	9/1/2041	16,155,611
129,857,628	Federal National Mortgage Association	1.899-6.381	1/1/2017- 10/1/2047	136,844,389
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,991,416	Federal Home Loan Mortgage Corp. — Interest Only	5.797	5/15/2039	37,816,023
38,728,283	Federal National Mortgage Association	4.5-5.5	2/25/2024- 11/25/2041	44,052,478
146,019,183	Federal National Mortgage Association — Interest Only	5.705	9/25/2041	20,131,499
Total Collateral Value				102,000,000

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,642,944	Federal Home Loan Mortgage Corp.	4.5-5.5	2/15/2036- 10/15/2041	53,986,124
492,232,163	Federal Home Loan Mortgage Corp. — Interest Only	5.807-6.957	3/15/2026- 9/15/2041	84,024,169
157,267,237	Federal National Mortgage Association	Zero Coupon- 5.5	9/25/2023- 11/25/2041	167,724,594
1,207,540,149	Federal National Mortgage Association — Interest Only	5.705-6.455	12/25/2025- 11/25/2041	204,218,177
Total Collateral Value				509,953,064

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (k)	$—	$2,573,618,027	$—	$2,573,618,027
Repurchase Agreements	—	1,371,463,488	—	1,371,463,488
Total	$—	$3,945,081,515	$—	$3,945,081,515

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,573,618,027
Repurchase agreements, valued at amortized cost	1,371,463,488
Total investments in securities, valued at amortized cost	3,945,081,515
Cash	312,304
Receivable for Fund shares sold	199,927
Interest receivable	1,106,815
Due from Advisor	2,622
Other assets	130,747
Total assets	3,946,833,930
Liabilities
Payable for Fund shares redeemed	129,457
Distributions payable	27,821
Other accrued expenses and payables	458,774
Total liabilities	616,052
Net assets, at value	$3,946,217,878
Net Assets Consist of
Undistributed net investment income	201,488
Accumulated net realized gain (loss)	(437,978)
Paid-in capital	3,946,454,368
Net assets, at value	$3,946,217,878

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($247,458,450 ÷ 247,471,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($21,840,736 ÷ 21,841,898 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($87,946,627 ÷ 87,951,412 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($152,874,559 ÷ 152,882,692 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,023,490,812 ÷ 3,023,656,714 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($210,015,936 ÷ 210,030,769 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($202,590,758 ÷ 202,601,496 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,547,121
Expenses: Management fee	1,305,421
Administration fee	2,196,990
Services to shareholders	888,824
Distribution and service fees	1,569,199
Custodian fee	27,289
Professional fees	70,842
Reports to shareholders	49,361
Registration fees	68,098
Trustees' fees and expenses	76,335
Other	107,383
Total expenses before expense reductions	6,359,742
Expense reductions	(4,568,154)
Total expenses after expense reductions	1,791,588
Net investment income	755,533
Net realized gain (loss) from investments	164,519
Net increase (decrease) in net assets resulting from operations	$920,052

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$755,533	$2,339,963
Net realized gain (loss)	164,519	(602,497)
Net increase in net assets resulting from operations	920,052	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(12,675)	(29,745)
Davidson Cash Equivalent Shares	(1,009)	(2,133)
Davidson Cash Equivalent Plus Shares	(2,697)	(5,528)
DWS Government & Agency Money Fund	(7,775)	(28,169)
DWS Government Cash Institutional Shares	(711,573)	(2,230,405)
Government Cash Managed Shares	(11,710)	(21,680)
Service Shares	(8,090)	(12,160)
Total distributions	(755,529)	(2,329,820)
Fund share transactions: Proceeds from shares sold	21,753,422,037	38,138,317,757
Reinvestment of distributions	415,037	1,201,174
Cost of shares redeemed	(23,379,647,611)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(1,625,810,537)	(2,329,943,463)
Increase (decrease) in net assets	(1,625,646,014)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,488 and $201,484, respectively)	$3,946,217,878	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government Cash Institutional Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,							Period Ended 4/30/07a
			2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.001		.001		.015		.044	.010
Net realized and unrealized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.001		.001		.015		.044	.010
Less distributions from: Net investment income	(.000	)***	(.001)		(.001)		(.015)		(.015)	(.010)
Net realized gains	—		—		(.000	)***	—		—	—
Total distributions	(.000	)***	(.001)		(.001)		(.015)		(.015)	(.010)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)b	.02	**	.06		.14		1.49		4.51	1.04	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,023		4,772		6,899		14,646		1,156	325
Ratio of expenses before expense reductions (%)	.18	*	.19		.19		.21		.23	.24	*
Ratio of expenses after expense reductions (%)	.08	*	.16		.18		.20		.21	.23	*
Ratio of net investment income (%)	.04	*	.07		.14		.94	c	4.24	5.12	*
a For the period from February 16, 2007 (commencement of operations) to April 30, 2007.
b Total return would have been lower had certain expenses not been reduced.
c Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,							Period Ended 4/30/07a
			2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.013		.042	.010
Net realized and unrealized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.013		.042	.010
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.013)		(.042)	(.010)
Net realized gains	—		—		(.000	)***	—		—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.013)		(.042)	(.010)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)b	.01	**	.01		.02		1.27		4.27	.99	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	210		180		280		477		379	137
Ratio of expenses before expense reductions (%)	.41	*	.41		.42		.44		.44	.47	*
Ratio of expenses after expense reductions (%)	.11	*	.22		.31		.43		.42	.46	*
Ratio of net investment income (%)	.01	*	.01		.02		1.05	c	4.03	4.89	*
a For the period from February 16, 2007 (commencement of operations) to April 30, 2007.
b Total return would have been lower had certain expenses not been reduced.
c Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $602,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor earned a management fee on the Fund aggregating $1,305,421, all of which was waived.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee was as follows:
	Administration Fee	Waived	Unpaid at October 31, 2011
Government & Agency Securities Portfolio	$2,196,990	$993,551	$249,967

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2011, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$315,956	$274,384	$—
Davidson Cash Equivalent Shares	26,171	22,838	1,651
Davidson Cash Equivalent Plus Shares	53,872	44,967	7,001
DWS Government & Agency Money Fund	66,483	41,639	18,254
DWS Government Cash Institutional Shares	87,792	87,792	—
Government Cash Managed Shares	89,679	51,890	15,504
Service Shares	201,800	176,473	14,762
	$841,753	$699,983	$57,172

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$417,061	$417,061	.00%	.33%
Davidson Cash Equivalent Shares	30,198	30,198	.00%	.30%
Davidson Cash Equivalent Plus Shares	67,341	67,341	.00%	.25%
Service Shares	484,320	484,320	.00%	.60%
	$998,920	$998,920

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$315,956	$315,956	.00%	.25%
Davidson Cash Equivalent Shares	25,165	25,165	.00%	.25%
Davidson Cash Equivalent Plus Shares	53,872	53,872	.00%	.20%
Government Cash Managed Shares	175,286	175,286	.00%	.15%
	$570,279	$570,279

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
	Total Aggregated	Unpaid at October 31, 2011
Government & Agency Securities Portfolio	$30,918	$29,354

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2011, there were two shareholder accounts that held approximately 11% and 11%, respectively, of the outstanding shares of the Government & Agency Securities Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	265,810,958	$265,810,958	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	11,651,481	11,651,481	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	122,371,851	122,371,851	275,786,862	275,786,862
DWS Government & Agency Money Fund	24,595,884	24,595,884	72,103,322	72,103,322
DWS Government Cash Institutional Shares	19,796,538,174	19,796,538,174	34,835,288,142	34,835,288,142
Government Cash Managed Shares	1,278,480,112	1,278,480,112	2,032,853,974	2,032,853,974
Service Shares	253,973,577	253,973,577	269,340,585	269,340,585
		$21,753,422,037		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	12,597	$12,597	29,657	$29,657
Davidson Cash Equivalent Shares	1,004	1,004	2,127	2,127
Davidson Cash Equivalent Plus Shares	2,689	2,689	5,509	5,509
DWS Government & Agency Money Fund	7,256	7,256	27,796	27,796
DWS Government Cash Institutional Shares	379,615	379,615	1,118,270	1,118,270
Government Cash Managed Shares	3,844	3,844	5,696	5,696
Service Shares	8,032	8,032	12,119	12,119
		$415,037		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(302,720,385)	$(302,720,385)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(8,869,127)	(8,869,127)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(67,687,369)	(67,687,369)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(41,825,331)	(41,825,331)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(21,545,469,412)	(21,545,469,412)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(1,248,285,535)	(1,248,285,535)	(2,132,755,829)	(2,132,755,829)
Service Shares	(164,790,452)	(164,790,452)	(272,492,118)	(272,492,118)
		$(23,379,647,611)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(36,896,830)	$(36,896,830)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	2,783,358	2,783,358	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	54,687,171	54,687,171	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(17,222,191)	(17,222,191)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(1,748,551,623)	(1,748,551,623)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	30,198,421	30,198,421	(99,896,159)	(99,896,159)
Service Shares	89,191,157	89,191,157	(3,139,414)	(3,139,414)
		$(1,625,810,537)		$(2,329,943,463)

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (4th quartile) and Service Shares (4th quartile); and lower than the median of the applicable Lipper expense universe for DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

OCTOBER 31, 2011 Semiannual Report to Shareholders

Government & Agency Securities Portfolio DWS Government & Agency Money Fund

Contents
3 Information About Your Fund's Expenses
5 Portfolio Summary
6 Investment Portfolio
11 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
16 Notes to Financial Statements
24 Investment Management Agreement Approval
28 Summary of Management Fee Evaluation by Independent Fee Consultant
32 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,000.05
Expenses Paid per $1,000*	$.55
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,024.58
Expenses Paid per $1,000*	$.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio
DWS Government & Agency Money Fund	.11%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Government & Agency Obligations	60%	50%
Repurchase Agreements	35%	48%
Commercial Paper	5%	2%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Government & Agency Securities Portfolio	47 days	49 days
iMoneyNet Government & Agencies Retail Money Fund Average*	38 days	38 days

* The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-10. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 5.1%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 12/27/2011	60,000,000	59,983,200
144A, 0.19%, 12/5/2011	75,763,000	75,749,405
144A, 0.19%, 12/6/2011	13,000,000	12,997,598
144A, 0.19%, 12/19/2011	54,000,000	53,986,320
Total Commercial Paper (Cost $202,716,523)		202,716,523

Government & Agency Obligations 60.1%
Other Government Related (a) 4.8%
International Bank for Reconstruction & Development:
0.001%*, 11/1/2011	50,000,000	50,000,000
0.024%*, 11/18/2011	140,000,000	139,998,347
		189,998,347
U.S. Government-Sponsored Agencies 48.4%
Federal Farm Credit Bank:
0.092%*, 11/9/2011	10,000,000	9,999,778
0.1%**, 1/12/2012	100,000,000	100,000,499
0.129%*, 1/24/2012	20,000,000	19,993,933
0.173%**, 5/18/2012	165,000,000	164,995,455
0.18%*, 10/25/2012	8,000,000	7,985,640
0.313%*, 12/16/2011	28,000,000	27,988,800
Federal Home Loan Bank:
0.001%*, 11/1/2011	95,401,000	95,401,000
0.006%*, 11/25/2011	1,132,000	1,131,996
0.009%*, 11/4/2011	1,171,000	1,171,000
0.018%*, 11/2/2011	40,000,000	39,999,967
0.09%, 11/18/2011	25,000,000	24,999,616
0.108%*, 12/19/2011	50,000,000	49,992,667
0.13%, 1/23/2012	48,000,000	47,996,407
0.13%, 5/15/2012	30,000,000	29,991,522
0.16%, 3/30/2012	34,025,000	34,020,343
0.16%, 4/2/2012	28,500,000	28,497,255
0.16%, 4/30/2012	37,500,000	37,494,862
0.17%**, 1/18/2012	22,000,000	22,001,899
0.23%, 8/24/2012	15,000,000	15,005,046
0.26%**, 4/5/2013	22,500,000	22,496,727
0.26%**, 4/12/2013	22,000,000	21,996,778
0.3%, 12/27/2011	55,000,000	55,016,679
0.32%, 11/30/2011	30,000,000	30,004,425
0.75%, 12/21/2011	10,000,000	10,008,218
1.0%, 12/28/2011	13,460,000	13,477,115
Federal Home Loan Mortgage Corp.:
0.01%*, 11/21/2011	2,000,000	1,999,989
0.03%*, 1/25/2012	40,000,000	39,997,167
0.036%*, 11/2/2011	100,000,000	99,999,861
0.06%**, 11/9/2011	75,000,000	74,998,664
0.088%*, 12/21/2011	25,000,000	24,996,875
0.089%*, 12/20/2011	25,000,000	24,996,938
0.099%*, 2/23/2012	100,000,000	99,968,333
0.119%*, 1/11/2012	25,000,000	24,994,083
0.203%**, 2/16/2012	70,000,000	70,007,437
0.288%**, 11/10/2011	200,000,000	200,000,000
1.125%, 4/25/2012	18,185,000	18,266,296
Federal National Mortgage Association:
0.094%*, 4/18/2012	12,000,000	11,994,648
0.098%*, 12/2/2011	50,000,000	49,995,694
0.099%*, 2/13/2012	50,000,000	49,985,556
0.139%*, 2/17/2012	50,000,000	49,979,000
0.148%*, 1/17/2012	60,000,000	59,980,750
0.149%*, 3/1/2012	50,000,000	49,974,792
0.16%*, 10/1/2012	10,000,000	9,985,111
0.19%*, 10/1/2012	17,500,000	17,469,059
5.375%, 11/15/2011	16,040,000	16,071,780
		1,907,329,660
U.S. Treasury Obligations 6.9%
U.S. Treasury Bill, 0.01%*, 11/25/2011	50,000,000	49,999,667
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,768,389
0.625%, 6/30/2012	14,685,000	14,733,873
0.625%, 7/31/2012	40,000,000	40,141,794
0.75%, 5/31/2012	36,700,000	36,839,569
1.375%, 10/15/2012	36,000,000	36,418,892
4.5%, 4/30/2012	50,000,000	51,097,452
4.875%, 6/30/2012	7,343,000	7,573,861
		273,573,497
Total Government & Agency Obligations (Cost $2,370,901,504)		2,370,901,504

Repurchase Agreements 34.8%
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $325,005,688 on 11/2/2011 (b)	325,000,000	325,000,000
BNP Paribas, 0.1%, dated 10/31/2011, to be repurchased at $9,432,850 on 11/1/2011 (c)	9,432,824	9,432,824
BNP Paribas, 0.12%, dated 10/19/2011, to be repurchased at $200,020,000 on 11/18/2011 (d)	200,000,000	200,000,000
JPMorgan Securities, Inc., 0.11%, dated 10/31/2011, to be repurchased at $26,000,079 on 11/1/2011 (e)	26,000,000	26,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $35,030,781 on 11/1/2011 (f)	35,030,664	35,030,664
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $26,000,094 on 11/1/2011 (g)	26,000,000	26,000,000
Morgan Stanley & Co., Inc., 0.1%, dated 10/31/2011, to be repurchased at $150,000,417 on 11/1/2011 (h)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.11%, dated 10/25/2011, to be repurchased at $100,002,139 on 11/1/2011 (i)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.11%, dated 10/31/2011, to be repurchased at $500,001,528 on 11/1/2011 (j)	500,000,000	500,000,000
Total Repurchase Agreements (Cost $1,371,463,488)		1,371,463,488

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,945,081,515)+	100.0	3,945,081,515
Other Assets and Liabilities, Net	0.0	1,136,363
Net Assets	100.0	3,946,217,878

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $3,945,081,515.

(a) Government-backed debt issued by financial companies or government-sponsored enterprises.

(b) Collateralized by $317,819,500 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $331,500,040.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,504,000	Federal Farm Credit Bank	4.23	8/22/2031	5,491,698
6,670,500	Federal Home Loan Mortgage Corp.	Zero Coupon- 0.208	2/10/2012- 12/11/2025	4,130,395
Total Collateral Value				9,622,093

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
62,398,637	Federal Home Loan Mortgage Corp.	3.5-7.5	8/1/2012- 10/1/2041	67,947,478
124,384,856	Federal National Mortgage Association	3.0-8.0	2/1/2012-8/1/2041	136,052,522
Total Collateral Value				204,000,000

(e) Collateralized by $25,300,808 Federal Home Loan Mortgage Corp., with various coupon rates from 2.209-5.953%, with various maturity dates of 5/1/2025-6/1/2041 with a value of $26,521,875.

(f) Collateralized by $33,059,823 Federal National Mortgage Association, 5.0%, maturing on 5/1/2040 with a value of $35,731,277.

(g) Collateralized by $25,017,027 Federal National Mortgage Association, 4.5%, maturing on 1/1/2041 with a value of $26,520,000.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,286,078	Federal Home Loan Mortgage Corp.	4.5	9/1/2041	16,155,611
129,857,628	Federal National Mortgage Association	1.899-6.381	1/1/2017- 10/1/2047	136,844,389
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,991,416	Federal Home Loan Mortgage Corp. — Interest Only	5.797	5/15/2039	37,816,023
38,728,283	Federal National Mortgage Association	4.5-5.5	2/25/2024- 11/25/2041	44,052,478
146,019,183	Federal National Mortgage Association — Interest Only	5.705	9/25/2041	20,131,499
Total Collateral Value				102,000,000

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,642,944	Federal Home Loan Mortgage Corp.	4.5-5.5	2/15/2036- 10/15/2041	53,986,124
492,232,163	Federal Home Loan Mortgage Corp. — Interest Only	5.807-6.957	3/15/2026- 9/15/2041	84,024,169
157,267,237	Federal National Mortgage Association	Zero Coupon- 5.5	9/25/2023- 11/25/2041	167,724,594
1,207,540,149	Federal National Mortgage Association — Interest Only	5.705-6.455	12/25/2025- 11/25/2041	204,218,177
Total Collateral Value				509,953,064

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (k)	$—	$2,573,618,027	$—	$2,573,618,027
Repurchase Agreements	—	1,371,463,488	—	1,371,463,488
Total	$—	$3,945,081,515	$—	$3,945,081,515

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,573,618,027
Repurchase agreements, valued at amortized cost	1,371,463,488
Total investments in securities, valued at amortized cost	3,945,081,515
Cash	312,304
Receivable for Fund shares sold	199,927
Interest receivable	1,106,815
Due from Advisor	2,622
Other assets	130,747
Total assets	3,946,833,930
Liabilities
Payable for Fund shares redeemed	129,457
Distributions payable	27,821
Other accrued expenses and payables	458,774
Total liabilities	616,052
Net assets, at value	$3,946,217,878
Net Assets Consist of
Undistributed net investment income	201,488
Accumulated net realized gain (loss)	(437,978)
Paid-in capital	3,946,454,368
Net assets, at value	$3,946,217,878

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($247,458,450 ÷ 247,471,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($21,840,736 ÷ 21,841,898 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($87,946,627 ÷ 87,951,412 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($152,874,559 ÷ 152,882,692 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,023,490,812 ÷ 3,023,656,714 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($210,015,936 ÷ 210,030,769 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($202,590,758 ÷ 202,601,496 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,547,121
Expenses: Management fee	1,305,421
Administration fee	2,196,990
Services to shareholders	888,824
Distribution and service fees	1,569,199
Custodian fee	27,289
Professional fees	70,842
Reports to shareholders	49,361
Registration fees	68,098
Trustees' fees and expenses	76,335
Other	107,383
Total expenses before expense reductions	6,359,742
Expense reductions	(4,568,154)
Total expenses after expense reductions	1,791,588
Net investment income	755,533
Net realized gain (loss) from investments	164,519
Net increase (decrease) in net assets resulting from operations	$920,052

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$755,533	$2,339,963
Net realized gain (loss)	164,519	(602,497)
Net increase in net assets resulting from operations	920,052	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(12,675)	(29,745)
Davidson Cash Equivalent Shares	(1,009)	(2,133)
Davidson Cash Equivalent Plus Shares	(2,697)	(5,528)
DWS Government & Agency Money Fund	(7,775)	(28,169)
DWS Government Cash Institutional Shares	(711,573)	(2,230,405)
Government Cash Managed Shares	(11,710)	(21,680)
Service Shares	(8,090)	(12,160)
Total distributions	(755,529)	(2,329,820)
Fund share transactions: Proceeds from shares sold	21,753,422,037	38,138,317,757
Reinvestment of distributions	415,037	1,201,174
Cost of shares redeemed	(23,379,647,611)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(1,625,810,537)	(2,329,943,463)
Increase (decrease) in net assets	(1,625,646,014)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,488 and $201,484, respectively)	$3,946,217,878	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government & Agency Money Fund
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,							Period Ended 4/30/07a
			2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.001		.014		.043	.006
Net realized and unrealized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.001		.014		.043	.006
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.001)		(.014)		(.043)	(.006)
Net realized gains	—		—		(.000	)***	—		—	—
Total distributions	(.000	)***	(.000	)***	(.001)		(.014)		(.043)	(.006)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)b	.01		.02		.07		1.41		4.42	.60	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	153		170		233		325		438	436
Ratio of expenses before expense reductions (%)	.26	*	.28		.27		.26		.30	.30	*
Ratio of expenses after expense reductions (%)	.11	*	.22		.26		.26		.28	.28	*
Ratio of net investment income (%)	.01	*	.01		.06		1.46	c	4.17	5.06	*
a For the period from March 19, 2007 (commencement of operations) to April 30, 2007.
b Total return would have been lower had certain expenses not been reduced.
c Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $602,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Accordingly, for the six months ended October 31, 2011, the Advisor earned a management fee on the Fund aggregating $1,305,421, all of which was waived.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee was as follows:
	Administration Fee	Waived	Unpaid at October 31, 2011
Government & Agency Securities Portfolio	$2,196,990	$993,551	$249,967

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2011, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$315,956	$274,384	$—
Davidson Cash Equivalent Shares	26,171	22,838	1,651
Davidson Cash Equivalent Plus Shares	53,872	44,967	7,001
DWS Government & Agency Money Fund	66,483	41,639	18,254
DWS Government Cash Institutional Shares	87,792	87,792	—
Government Cash Managed Shares	89,679	51,890	15,504
Service Shares	201,800	176,473	14,762
	$841,753	$699,983	$57,172

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$417,061	$417,061	.00%	.33%
Davidson Cash Equivalent Shares	30,198	30,198	.00%	.30%
Davidson Cash Equivalent Plus Shares	67,341	67,341	.00%	.25%
Service Shares	484,320	484,320	.00%	.60%
	$998,920	$998,920

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$315,956	$315,956	.00%	.25%
Davidson Cash Equivalent Shares	25,165	25,165	.00%	.25%
Davidson Cash Equivalent Plus Shares	53,872	53,872	.00%	.20%
Government Cash Managed Shares	175,286	175,286	.00%	.15%
	$570,279	$570,279

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
	Total Aggregated	Unpaid at October 31, 2011
Government & Agency Securities Portfolio	$30,918	$29,354

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2011, there were two shareholder accounts that held approximately 11% and 11%, respectively, of the outstanding shares of the Government & Agency Securities Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	265,810,958	$265,810,958	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	11,651,481	11,651,481	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	122,371,851	122,371,851	275,786,862	275,786,862
DWS Government & Agency Money Fund	24,595,884	24,595,884	72,103,322	72,103,322
DWS Government Cash Institutional Shares	19,796,538,174	19,796,538,174	34,835,288,142	34,835,288,142
Government Cash Managed Shares	1,278,480,112	1,278,480,112	2,032,853,974	2,032,853,974
Service Shares	253,973,577	253,973,577	269,340,585	269,340,585
		$21,753,422,037		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	12,597	$12,597	29,657	$29,657
Davidson Cash Equivalent Shares	1,004	1,004	2,127	2,127
Davidson Cash Equivalent Plus Shares	2,689	2,689	5,509	5,509
DWS Government & Agency Money Fund	7,256	7,256	27,796	27,796
DWS Government Cash Institutional Shares	379,615	379,615	1,118,270	1,118,270
Government Cash Managed Shares	3,844	3,844	5,696	5,696
Service Shares	8,032	8,032	12,119	12,119
		$415,037		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(302,720,385)	$(302,720,385)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(8,869,127)	(8,869,127)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(67,687,369)	(67,687,369)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(41,825,331)	(41,825,331)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(21,545,469,412)	(21,545,469,412)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(1,248,285,535)	(1,248,285,535)	(2,132,755,829)	(2,132,755,829)
Service Shares	(164,790,452)	(164,790,452)	(272,492,118)	(272,492,118)
		$(23,379,647,611)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(36,896,830)	$(36,896,830)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	2,783,358	2,783,358	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	54,687,171	54,687,171	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(17,222,191)	(17,222,191)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(1,748,551,623)	(1,748,551,623)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	30,198,421	30,198,421	(99,896,159)	(99,896,159)
Service Shares	89,191,157	89,191,157	(3,139,414)	(3,139,414)
		$(1,625,810,537)		$(2,329,943,463)

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (3rd quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (4th quartile) and Service Shares (4th quartile); and lower than the median of the applicable Lipper expense universe for DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

OCTOBER 31, 2011 Semiannual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares Fund #148 Tax-Exempt Cash Managed Shares Fund #248

Contents
3 Information About Your Fund's Expenses
5 Portfolio Summary
6 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
20 Financial Highlights
22 Notes to Financial Statements
29 Investment Management Agreement Approval
33 Summary of Management Fee Evaluation by Independent Fee Consultant
37 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Exempt Cash Institutionial Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/11	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,000.25	$1,000.05
Expenses Paid per $1,000*	$1.01	$1.16
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00	$1,000.00
Ending Account Value10/31/11	$1,024.13	$1,023.98
Expenses Paid per $1,000*	$1.02	$1.17

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares	.20%
Tax-Exempt Cash Managed Shares	.23%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Municipal Investments Municipal Variable Rate Demand Notes	74%	70%
Municipal Bonds and Notes	25%	27%
Municipal Floating Rate Notes	1%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Tax-Exempt Portfolio	38 days	33 days
National Tax-Free Retail Money Fund Average*	32 days	28 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-15. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 102.3%
Alabama 0.7%
Mobile, AL, Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.25%*, 6/1/2032, LOC: Bayerische Landesbank	5,190,000	5,190,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.19%*, 12/1/2027, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
		15,190,000
Alaska 1.3%
Anchorage, AK, Tax Anticipation Notes, 1.5%, 12/29/2011	30,000,000	30,056,975
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.18%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.3%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.17%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	35,900,000	35,900,000
California, Nuveen Insured Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	12,000,000	12,000,000
California, RBC Municipal Products, Inc. Trust, Series E-21, 144A, 0.18%, Mandatory Put 1/3/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,800,000	4,800,000
California, Statewide Communities Development Authority Revenue, County Museum of Art, Series B, 0.09%*, 12/1/2037, LOC: Union Bank NA	19,000,000	19,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.24%*, 5/15/2018, LOC: JPMorgan Chase Bank	14,500,000	14,500,000
Series 2681, 144A, AMT, 0.34%*, 5/15/2018, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
City of San Jose, Financing Authority, TECP, 0.35%, 12/9/2011, LOC: California State Teachers' Retirement System, State Street Bank & Trust Co.	14,091,000	14,091,000
Los Angeles County, CA, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.18%, Mandatory Put 12/1/2011 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.1%*, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palo Alto, CA, General Obligation, Series R-11954, 144A, 0.14%*, 8/1/2018, LIQ: Citibank NA	3,100,000	3,100,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,179,558
		163,910,558
Colorado 2.5%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.54%*, 12/1/2037, LOC: Compass Bank	15,145,000	15,145,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7%*, 12/1/2020, LOC: Compass Bank	5,000,000	5,000,000
Colorado Springs, CO, Utilities Revenue:
Series B, 0.13%*, 11/1/2026, SPA: Barclays Bank PLC	12,600,000	12,600,000
Series R-457, 144A, 0.17%*, 7/19/2012, LIQ: Citibank NA	7,465,000	7,465,000
Series A, 0.18%*, 11/1/2038, SPA: Bank of America NA	15,820,000	15,820,000
		56,030,000
Delaware 1.0%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.23%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	9,233,062	9,233,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.14%*, 5/1/2036, LOC: PNC Bank NA	5,990,000	5,990,000
Delaware, State Housing Authority Revenue, Series R-11651, 144A, AMT, 0.23%*, 1/1/2016, LIQ: Citibank NA	7,855,000	7,855,000
		23,078,062
Florida 4.7%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.18%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.23%*, 7/1/2024	10,175,000	10,175,000
Series 1012, 144A, 0.23%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.14%*, 7/15/2024, LIQ: Fannie Mae	9,000,000	9,000,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.14%*, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.25%*, 8/1/2034, LOC: Bank of America NA	7,455,000	7,455,000
Highlands County, FL, Health Facilities Authority Revenue, Series II R-11564, 144A, 0.14%*, 11/15/2014, LIQ: Citibank NA	9,365,000	9,365,000
Hillsborough County, FL, Series A, TECP, 0.21%, 11/3/2011, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.16%*, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.15%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.3%*, 10/1/2037, LOC: Bank of America NA	8,655,000	8,655,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.45%*, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000
		105,540,000
Georgia 4.5%
Appling County, GA, Development Authority, Georgia Power Co. Plant, Hatch Project, 0.19%*, 9/1/2041	12,600,000	12,600,000
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.19%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	68,000,000	68,144,772
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.08%*, 9/1/2035	3,800,000	3,800,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.16%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
		100,159,772
Idaho 3.6%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,913,681
Illinois 12.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.15%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.11%*, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, Waterworks Revenue, Series 2000-1, 0.14%*, 11/1/2030, SPA: JPMorgan Chase Bank	18,000,000	18,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.17%*, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.23%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	16,574,484	16,574,484
Illinois, Educational Facilities Authority Revenue, TECP, 0.18%, 11/3/2011, LOC: Northern Trust	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.15%*, 4/1/2033, LOC: Northern Trust Co.	4,600,000	4,600,000
Illinois, Finance Authority Revenue:
"A", 144A, 0.13%*, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
0.16%, 12/5/2011	15,000,000	15,000,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, General Obligation, Series MT-727, 144A, 0.2%*, 12/1/2028, LIQ: Bank of America NA	15,000,000	15,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.21%*, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	27,000,000	27,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.14%*, 4/1/2035, INS: NATL	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.23%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.14%*, 10/1/2026, LOC: JPMorgan Chase Bank	11,100,000	11,100,000
Upper, IL, River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.28%*, 8/1/2033, LOC: LaSalle Bank NA	6,335,000	6,335,000
		271,999,484
Indiana 0.7%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.18%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,570,000	7,570,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana Project, Series A-1, AMT, 0.18%*, 5/1/2035, LOC: Bank of America NA	8,025,000	8,025,000
		15,595,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.22%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,913,483
		19,563,483
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.25%*, 10/1/2028, LOC: Bank of America NA	4,400,000	4,400,000
Maine 2.2%
Maine, State Health & Higher Educational Facilities Authority Revenue, Maine Medical Center, Series A, 0.15%*, 7/1/2036, LOC: JPMorgan Chase Bank	15,500,000	15,500,000
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.75%*, 11/15/2041, SPA: KBC Bank NV	10,000,000	10,000,000
Maine, State Housing Authority Mortgage Revenue, Series H, 0.35%*, 11/15/2040, SPA: KBC Bank NV	23,000,000	23,000,000
		48,500,000
Maryland 0.5%
Maryland, Health & Higher Educational Facilities Authority, Series A, TECP, 0.18%, 1/5/2012. LIQ: Wachovia Bank NA	11,000,000	11,000,000
Massachusetts 1.5%
Massachusetts, State General Obligation:
Series B, 0.18%*, 8/1/2015, SPA: Landesbank Hessen-Thuringen	22,070,000	22,070,000
Series MT-723, 144A, 0.2%*, 8/1/2021, LIQ: Bank of America NA	8,000,000	8,000,000
Massachusetts, State Industrial Finance Agency, JHC Assisted Living Corp., Series A, 144A, 0.14%*, 12/1/2029, LOC: TD Bank NA	4,510,000	4,510,000
		34,580,000
Michigan 6.6%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.2%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	41,745,000	41,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.23%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.23%**, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.23%**, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.14%*, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series F, 0.13%*, 12/1/2033, LOC: JPMorgan Chase Bank	9,120,000	9,120,000
		148,165,000
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.37%*, 11/1/2017, LOC: U.S. Bank NA	1,335,000	1,335,000
Minneapolis, MN, General Obligation, 2.0%, 12/1/2011	3,000,000	3,004,400
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.21%, Mandatory Put 12/1/2011 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
		14,339,400
Mississippi 1.1%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	9,320,000	9,320,000
Series A, AMT, 0.47%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 0.59%*, 12/1/2047, LOC: HSBC Bank USA NA	5,684,211	5,684,211
		24,504,211
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.19%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 0.4%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series B, AMT, 0.24%*, 4/1/2042, SPA: JPMorgan Chase Bank	8,000,000	8,000,000
New Hampshire 1.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.2%*, 12/1/2032, LOC: Royal Bank of Canada (a)	25,000,000	25,000,000
New Jersey 0.7%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New York 8.5%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.22%*, 7/1/2037, LOC: Bank of America NA	9,000,000	9,000,000
Long Island, NY, Power Authority:
TECP, 0.23%, 12/6/2011, LOC: JPMorgan Chase Bank	30,000,000	30,000,000
Series 2, 0.24%*, 5/1/2033, LOC: Bayerische Landesbank	9,715,000	9,715,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14%*, 12/1/2040, LOC: HSBC Bank USA NA	4,405,000	4,405,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.2%*, 8/1/2029, LOC: JPMorgan Chase Bank	15,975,000	15,975,000
New York, Metropolitan Transportation Authority Revenue, TECP:
0.13%, 12/8/2011, LOC: TD Bank NA	5,000,000	5,000,000
0.17%, 11/3/2011, LOC: Royal Bank of Canada	20,000,000	20,000,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale, Landesbank Baden-Wurttemberg	10,500,000	10,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,183,195
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Series A, 144A, 0.33%, Mandatory Put 5/8/2012 @ 100, 12/1/2049	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.14%*, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York, NY, General Obligation:
Series B2, 0.21%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,930,000	3,930,000
Series A-4, 0.25%*, 8/1/2038, LOC: KBC Bank NV	2,500,000	2,500,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	21,919,268
		191,237,463
North Carolina 6.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.26%*, 11/1/2023	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.23%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,500,000	10,500,000
Series 1032, 0.23%*, 1/7/2024	11,625,000	11,625,000
Series 1008, 144A, 0.23%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.23%*, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1024, 144A, 0.23%*, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,725,000	4,725,000
Series 1009, 144A, 0.23%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,775,000	16,775,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.15%*, 12/1/2028, LOC: Branch Banking & Trust	5,000,000	5,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.15%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.15%*, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.08%*, 1/15/2045, LOC: Wells Fargo Bank NA	5,800,000	5,800,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.1%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.25%*, 8/1/2033, LOC: Bank of America NA	8,055,000	8,055,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.12%*, 11/1/2035, LOC: Credit Industrial et Commercial	44,250,000	44,250,000
		145,230,000
Ohio 1.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.54%*, 12/1/2032, LOC: KBC Bank NV	13,605,000	13,605,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificates of Participation, Series 2009-28, 144A, AMT, 0.26%*, 3/1/2035, LIQ: State Street Bank & Trust Co.	2,405,000	2,405,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	9,760,000	9,760,000
Series D, 144A, AMT, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	4,330,000	4,330,000
		30,100,000
Oklahoma 1.0%
Oklahoma, State Development Finance Authority Revenue, Continuing Care Retirement, Inverness Village Project, Series A, 0.75%*, 1/1/2042, LOC: KBC Bank NV	22,300,000	22,300,000
Other 5.8%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.27%*, 3/1/2041, LIQ: JPMorgan Chase Bank	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.28%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.16%*, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Delaware Valley, PA, Regional Financial Authority Revenue:
Series A, 0.23%*, 12/1/2019, LOC: Bayerische Landesbank	7,300,000	7,300,000
Series D, 0.23%*, 12/1/2020, LOC: Bayerische Landesbank	54,900,000	54,900,000
		74,515,000
South Carolina 0.9%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.23%*, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, State Public Service Authority Revenue, Series B, Prerefunded 1/1/12 @ 100, 5.125%, 1/1/2037, INS: AGMC	15,000,000	15,120,043
		20,875,043
Tennessee 2.8%
Metropolitan Government of Nashville and Davidson Counties, TN, TECP, 0.19%, 4/3/2012	50,000,000	50,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,974,990
		62,974,990
Texas 10.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.29%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
Austin, TX, Airport Systems Revenue, Series 3, AMT, 0.34%*, 11/15/2025, INS: AGMC, LOC: KBC Bank NV	32,350,000	32,350,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	7,910,000	7,910,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Katy, TX, Independent School Building District, 0.19%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project:
Series C, 0.1%*, 11/15/2050, LOC: Northern Trust Co.	3,500,000	3,500,000
Series E, 0.12%*, 11/15/2050, LOC: Wells Fargo Bank NA	4,300,000	4,300,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	12,150,000	12,150,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.31%*, 9/1/2032, LIQ: Bank of America NA	4,863,000	4,863,000
Texas, North East Independent School District, "A", 144A, 0.14%*, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.14%*, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
"A", 144A, 0.14%*, 4/1/2029	8,685,000	8,685,000
Series C, AMT, 0.15%*, 12/1/2027, SPA: JPMorgan Chase Bank	14,000,000	14,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3953, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3964, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	30,000,000	30,000,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.19%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		243,993,000
Virginia 1.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%*, 10/1/2037, LOC: Branch Banking & Trust	1,270,000	1,270,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.19%*, 7/15/2050, LIQ: Freddie Mac	19,030,000	19,030,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.21%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,905,000	8,905,000
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.14%*, 11/1/2036, SPA: Wells Fargo Bank NA	2,600,000	2,600,000
Virginia, University Revenues, TECP, 0.13%, 11/3/2011	11,000,000	11,000,000
		42,805,000
Washington 2.3%
Washington, State General Obligation:
Series 2599, 144A, 0.14%*, 1/1/2016, LIQ: JPMorgan Chase Bank	4,505,000	4,505,000
Series 3087, 144A, 0.14%*, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012 (b)	26,870,000	27,177,662
Washington, State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series D, 0.12%*, 8/15/2041, LOC: Barclays Bank PLC	5,000,000	5,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.16%*, 5/1/2028, LOC: U.S. Bank NA	8,545,000	8,545,000
		50,282,662
West Virginia 0.3%
West Virginia, Economic Development Authority Energy Revenue, Morgantown Energy, AMT, 0.17%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.5%
Milwaukee, WI, General Obligation, Promissory Notes, Series R2, 2.0%, 12/1/2011	25,000,000	25,037,189
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.28%*, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.12%*, 8/1/2030, LOC: U.S. Bank NA	2,300,000	2,300,000
		32,637,189

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,293,145,973)+	102.3	2,293,145,973
Other Assets and Liabilities, Net	(2.3)	(51,431,834)
Net Assets	100.0	2,241,714,139

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $2,293,145,973.

(a) Taxable issue.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$2,293,145,973	$—	$2,293,145,973
Total	$—	$2,293,145,973	$—	$2,293,145,973

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,293,145,973
Receivable for investments sold	13,545,000
Receivable for Fund shares sold	583,902
Interest receivable	2,875,360
Due from Advisor	3,761
Other assets	135,901
Total assets	2,310,289,897
Liabilities
Cash overdraft	27,673,641
Payable for investments purchased	12,600,000
Payable for investments purchased — when-issued securities	27,177,662
Payable for Fund shares redeemed	347,670
Distributions payable	12,704
Accrued management fee	106,732
Other accrued expenses and payables	657,349
Total liabilities	68,575,758
Net assets, at value	$2,241,714,139
Net Assets Consist of
Undistributed net investment income	676,117
Accumulated net realized gain (loss)	12,988
Paid-in capital	2,241,025,034
Net assets, at value	$2,241,714,139

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,778,370 ÷ 12,773,306 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,723,963 ÷ 63,698,694 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,137,956,806 ÷ 1,137,505,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($336,522,388 ÷ 336,389,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($116,647,511 ÷ 116,601,260 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($83,683,471 ÷ 83,650,312 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($154,632,003 ÷ 154,570,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($335,769,627 ÷ 335,636,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$3,083,293
Expenses: Management fee	743,403
Administration fee	1,251,148
Services to shareholders	597,020
Distribution and service fees	1,160,042
Custodian fee	20,799
Professional fees	68,067
Reports to shareholders	91,890
Registration fees	76,740
Trustees' fees and expenses	47,126
Other	82,861
Total expenses before expense reductions	4,139,096
Expense reductions	(1,513,416)
Total expenses after expense reductions	2,625,680
Net investment income	457,613
Net realized gain (loss) from investments	12,988
Net increase (decrease) in net assets resulting from operations	$470,601

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$457,613	$4,209,978
Net realized gain (loss)	12,988	26,953
Net increase in net assets resulting from operations	470,601	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(680)	(1,440)
Davidson Cash Equivalent Shares	(3,354)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(359,156)	(3,424,889)
DWS Tax-Exempt Money Fund	(53,637)	(551,022)
DWS Tax-Free Money Fund Class S	(11,624)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(4,540)	(7,236)
Tax-Exempt Cash Managed Shares	(7,170)	(18,703)
Tax-Free Investment Class	(17,451)	(41,260)
Total distributions	(457,612)	(4,210,092)
Fund share transactions: Proceeds from shares sold	3,281,866,207	9,995,553,494
Reinvestment of distributions	274,041	2,851,124
Cost of shares redeemed	(3,701,647,290)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(419,507,042)	(413,147,572)
Increase (decrease) in net assets	(419,494,053)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $676,117 and $676,116, respectively)	$2,241,714,139	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.002	.002		.016		.032		.034
Net realized and unrealized gain (loss)	.000	***	.000 ***	.000	***	.000	***	.000	***	(.000	)***
Total from investment operations	.000	***	.002	.002		.016		.032		.034
Less distributions from: Net investment income	(.000	)***	(.002)	(.002)		(.016)		(.032)		(.034)
Net realized gains	—		—	(.000	)***	—		—		—
Total distributions	(.000	)***	(.002)	(.002)		(.016)		(.032)		(.034)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)	.03	a**	.16	.25		1.58	a	3.20	a	3.46	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,138		1,492	1,725		1,770		1,751		1,064
Ratio of expenses before expense reductions (%)	.20	*	.20	.21		.23		.21		.21
Ratio of expenses after expense reductions (%)	.20	*	.20	.21		.22		.21		.20
Ratio of net investment income (%)	.05	*	.17	.24		1.56		3.12		3.42
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,
			2011		2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.001		.013	.030		.032
Net realized and unrealized gain (loss)	.000	***	.000	***	.000	***	.000 ***	.000	***	(.000	)***
Total from investment operations	.000	***	.000	***	.001		.013	.030		.032
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.001)		(.013)	(.030)		(.032)
Net realized gains	—		—		(.000	)***	—	—		—
Total distributions	(.000	)***	(.000	)***	(.001)		(.013)	(.030)		(.032)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return (%)	.01	a**	.01	a	.07	a	1.36	2.99	a	3.24	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	155		127		209		193	250		225
Ratio of expenses before expense reductions (%)	.41	*	.39		.44		.45	.42		.43
Ratio of expenses after expense reductions (%)	.23	*	.35		.39		.45	.41		.42
Ratio of net investment income (%)	.01	*	.01		.06		1.34	2.91		3.19
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition, the Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2011, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Annualized Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2011
Tax-Exempt Portfolio	$1,251,148	$191,428

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2011, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$16,957	$14,192	$1,670
Davidson Cash Equivalent Shares	50,221	36,303	7,460
DWS Tax-Exempt Cash Institutional Shares	78,204	66,465	—
DWS Tax-Exempt Money Fund	56,739	22,782	25,755
DWS Tax-Free Money Fund Class S	36,614	16,847	13,415
Service Shares	113,247	94,940	15,814
Tax-Exempt Cash Managed Shares	50,070	19,948	15,745
Tax-Free Investment Class	155,835	81,897	20,696
	$557,887	$353,374	$100,555

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$22,384	$22,384	.00%	.33%
Davidson Cash Equivalent Shares	100,443	100,443	.00%	.30%
Service Shares	271,792	271,792	.00%	.60%
Tax-Free Investment Class	435,524	435,524	.00%	.25%
	$830,143	$830,143

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,958	$16,958	.00%	.25%
Davidson Cash Equivalent Shares	83,702	83,702	.00%	.25%
Tax-Exempt Cash Managed Shares	107,292	107,292	.00%	.15%
Tax-Free Investment Class	121,947	121,947	.00%	.07%
	$329,899	$329,899

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2011
Tax-Exempt Portfolio	$47,072	$47,072

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2011, one shareholder account held approximately 14% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,506,139	$17,506,139	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	54,409,847	54,409,847	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	2,643,974,604	2,643,974,604	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	98,130,776	98,130,776	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	16,293,284	16,293,284	40,065,751	40,065,751
Premier Money Market Shares*	—	—	17,963,464	17,963,464
Service Shares	88,088,690	88,088,690	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	206,527,622	206,527,622	270,920,971	270,920,971
Tax-Free Investment Class	156,935,245	156,935,245	408,957,323	408,957,323
		$3,281,866,207		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	677	$677	1,433	$1,433
Davidson Cash Equivalent Shares	3,333	3,333	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	185,739	185,739	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	51,551	51,551	541,218	541,218
DWS Tax-Free Money Fund Class S	11,124	11,124	147,957	147,957
Premier Money Market Shares*	—	—	1,023	1,023
Service Shares	4,511	4,511	7,238	7,238
Tax-Exempt Cash Managed Shares	129	129	84	84
Tax-Free Investment Class	16,977	16,977	40,669	40,669
		$274,041		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(15,328,993)	$(15,328,993)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(65,734,647)	(65,734,647)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(2,998,474,417)	(2,998,474,417)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(127,703,142)	(127,703,142)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(24,425,784)	(24,425,784)	(55,821,788)	(55,821,788)
Premier Money Market Shares*	—	—	(47,338,154)	(47,338,154)
Service Shares	(86,404,341)	(86,404,341)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(179,363,415)	(179,363,415)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(204,212,551)	(204,212,551)	(433,534,090)	(433,534,090)
		$(3,701,647,290)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	2,177,823	$2,177,823	(7,293,508)	(7,293,508)
Davidson Cash Equivalent Shares	(11,321,467)	(11,321,467)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(354,314,074)	(354,314,074)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(29,520,815)	(29,520,815)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(8,121,376)	(8,121,376)	(15,608,080)	(15,608,080)
Premier Money Market Shares*	—	—	(29,373,667)	(29,373,667)
Service Shares	1,688,860	1,688,860	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	27,164,336	27,164,336	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(47,260,329)	(47,260,329)	(24,536,098)	(24,536,098)
		$(419,507,042)		$(413,147,572)

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Tax-Free Investment Class shares (3rd quartile), and Service Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share classes: DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

OCTOBER 31, 2011 Semiannual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Money Fund

Contents
4 Information About Your Fund's Expenses
6 Portfolio Summary
7 Investment Portfolio
18 Statement of Assets and Liabilities
20 Statement of Operations
21 Statement of Changes in Net Assets
22 Financial Highlights
23 Notes to Financial Statements
31 Investment Management Agreement Approval
36 Summary of Management Fee Evaluation by Independent Fee Consultant
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,000.15
Expenses Paid per $1,000*	$1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,024.08
Expenses Paid per $1,000*	$1.07

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.21%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Municipal Investments Municipal Variable Rate Demand Notes	74%	70%
Municipal Bonds and Notes	25%	27%
Municipal Floating Rate Notes	1%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Tax-Exempt Portfolio	38 days	33 days
National Tax-Free Retail Money Fund Average*	32 days	28 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 7-17. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 102.3%
Alabama 0.7%
Mobile, AL, Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.25%*, 6/1/2032, LOC: Bayerische Landesbank	5,190,000	5,190,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.19%*, 12/1/2027, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
		15,190,000
Alaska 1.3%
Anchorage, AK, Tax Anticipation Notes, 1.5%, 12/29/2011	30,000,000	30,056,975
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.18%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.3%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.17%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	35,900,000	35,900,000
California, Nuveen Insured Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	12,000,000	12,000,000
California, RBC Municipal Products, Inc. Trust, Series E-21, 144A, 0.18%, Mandatory Put 1/3/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,800,000	4,800,000
California, Statewide Communities Development Authority Revenue, County Museum of Art, Series B, 0.09%*, 12/1/2037, LOC: Union Bank NA	19,000,000	19,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.24%*, 5/15/2018, LOC: JPMorgan Chase Bank	14,500,000	14,500,000
Series 2681, 144A, AMT, 0.34%*, 5/15/2018, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
City of San Jose, Financing Authority, TECP, 0.35%, 12/9/2011, LOC: California State Teachers' Retirement System, State Street Bank & Trust Co.	14,091,000	14,091,000
Los Angeles County, CA, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.18%, Mandatory Put 12/1/2011 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.1%*, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palo Alto, CA, General Obligation, Series R-11954, 144A, 0.14%*, 8/1/2018, LIQ: Citibank NA	3,100,000	3,100,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,179,558
		163,910,558
Colorado 2.5%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.54%*, 12/1/2037, LOC: Compass Bank	15,145,000	15,145,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7%*, 12/1/2020, LOC: Compass Bank	5,000,000	5,000,000
Colorado Springs, CO, Utilities Revenue:
Series B, 0.13%*, 11/1/2026, SPA: Barclays Bank PLC	12,600,000	12,600,000
Series R-457, 144A, 0.17%*, 7/19/2012, LIQ: Citibank NA	7,465,000	7,465,000
Series A, 0.18%*, 11/1/2038, SPA: Bank of America NA	15,820,000	15,820,000
		56,030,000
Delaware 1.0%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.23%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	9,233,062	9,233,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.14%*, 5/1/2036, LOC: PNC Bank NA	5,990,000	5,990,000
Delaware, State Housing Authority Revenue, Series R-11651, 144A, AMT, 0.23%*, 1/1/2016, LIQ: Citibank NA	7,855,000	7,855,000
		23,078,062
Florida 4.7%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.18%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.23%*, 7/1/2024	10,175,000	10,175,000
Series 1012, 144A, 0.23%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.14%*, 7/15/2024, LIQ: Fannie Mae	9,000,000	9,000,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.14%*, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.25%*, 8/1/2034, LOC: Bank of America NA	7,455,000	7,455,000
Highlands County, FL, Health Facilities Authority Revenue, Series II R-11564, 144A, 0.14%*, 11/15/2014, LIQ: Citibank NA	9,365,000	9,365,000
Hillsborough County, FL, Series A, TECP, 0.21%, 11/3/2011, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.16%*, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.15%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.3%*, 10/1/2037, LOC: Bank of America NA	8,655,000	8,655,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.45%*, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000
		105,540,000
Georgia 4.5%
Appling County, GA, Development Authority, Georgia Power Co. Plant, Hatch Project, 0.19%*, 9/1/2041	12,600,000	12,600,000
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.19%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	68,000,000	68,144,772
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.08%*, 9/1/2035	3,800,000	3,800,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.16%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
		100,159,772
Idaho 3.6%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,913,681
Illinois 12.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.15%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.11%*, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, Waterworks Revenue, Series 2000-1, 0.14%*, 11/1/2030, SPA: JPMorgan Chase Bank	18,000,000	18,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.17%*, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.23%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	16,574,484	16,574,484
Illinois, Educational Facilities Authority Revenue, TECP, 0.18%, 11/3/2011, LOC: Northern Trust	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.15%*, 4/1/2033, LOC: Northern Trust Co.	4,600,000	4,600,000
Illinois, Finance Authority Revenue:
"A", 144A, 0.13%*, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
0.16%, 12/5/2011	15,000,000	15,000,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, General Obligation, Series MT-727, 144A, 0.2%*, 12/1/2028, LIQ: Bank of America NA	15,000,000	15,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.21%*, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	27,000,000	27,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.14%*, 4/1/2035, INS: NATL	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.23%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.14%*, 10/1/2026, LOC: JPMorgan Chase Bank	11,100,000	11,100,000
Upper, IL, River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.28%*, 8/1/2033, LOC: LaSalle Bank NA	6,335,000	6,335,000
		271,999,484
Indiana 0.7%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.18%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,570,000	7,570,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana Project, Series A-1, AMT, 0.18%*, 5/1/2035, LOC: Bank of America NA	8,025,000	8,025,000
		15,595,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.22%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,913,483
		19,563,483
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.25%*, 10/1/2028, LOC: Bank of America NA	4,400,000	4,400,000
Maine 2.2%
Maine, State Health & Higher Educational Facilities Authority Revenue, Maine Medical Center, Series A, 0.15%*, 7/1/2036, LOC: JPMorgan Chase Bank	15,500,000	15,500,000
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.75%*, 11/15/2041, SPA: KBC Bank NV	10,000,000	10,000,000
Maine, State Housing Authority Mortgage Revenue, Series H, 0.35%*, 11/15/2040, SPA: KBC Bank NV	23,000,000	23,000,000
		48,500,000
Maryland 0.5%
Maryland, Health & Higher Educational Facilities Authority, Series A, TECP, 0.18%, 1/5/2012. LIQ: Wachovia Bank NA	11,000,000	11,000,000
Massachusetts 1.5%
Massachusetts, State General Obligation:
Series B, 0.18%*, 8/1/2015, SPA: Landesbank Hessen-Thuringen	22,070,000	22,070,000
Series MT-723, 144A, 0.2%*, 8/1/2021, LIQ: Bank of America NA	8,000,000	8,000,000
Massachusetts, State Industrial Finance Agency, JHC Assisted Living Corp., Series A, 144A, 0.14%*, 12/1/2029, LOC: TD Bank NA	4,510,000	4,510,000
		34,580,000
Michigan 6.6%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.2%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	41,745,000	41,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.23%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.23%**, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.23%**, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.14%*, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series F, 0.13%*, 12/1/2033, LOC: JPMorgan Chase Bank	9,120,000	9,120,000
		148,165,000
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.37%*, 11/1/2017, LOC: U.S. Bank NA	1,335,000	1,335,000
Minneapolis, MN, General Obligation, 2.0%, 12/1/2011	3,000,000	3,004,400
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.21%, Mandatory Put 12/1/2011 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
		14,339,400
Mississippi 1.1%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	9,320,000	9,320,000
Series A, AMT, 0.47%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 0.59%*, 12/1/2047, LOC: HSBC Bank USA NA	5,684,211	5,684,211
		24,504,211
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.19%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 0.4%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series B, AMT, 0.24%*, 4/1/2042, SPA: JPMorgan Chase Bank	8,000,000	8,000,000
New Hampshire 1.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.2%*, 12/1/2032, LOC: Royal Bank of Canada (a)	25,000,000	25,000,000
New Jersey 0.7%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New York 8.5%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.22%*, 7/1/2037, LOC: Bank of America NA	9,000,000	9,000,000
Long Island, NY, Power Authority:
TECP, 0.23%, 12/6/2011, LOC: JPMorgan Chase Bank	30,000,000	30,000,000
Series 2, 0.24%*, 5/1/2033, LOC: Bayerische Landesbank	9,715,000	9,715,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14%*, 12/1/2040, LOC: HSBC Bank USA NA	4,405,000	4,405,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.2%*, 8/1/2029, LOC: JPMorgan Chase Bank	15,975,000	15,975,000
New York, Metropolitan Transportation Authority Revenue, TECP:
0.13%, 12/8/2011, LOC: TD Bank NA	5,000,000	5,000,000
0.17%, 11/3/2011, LOC: Royal Bank of Canada	20,000,000	20,000,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale, Landesbank Baden-Wurttemberg	10,500,000	10,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,183,195
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Series A, 144A, 0.33%, Mandatory Put 5/8/2012 @ 100, 12/1/2049	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.14%*, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York, NY, General Obligation:
Series B2, 0.21%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,930,000	3,930,000
Series A-4, 0.25%*, 8/1/2038, LOC: KBC Bank NV	2,500,000	2,500,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	21,919,268
		191,237,463
North Carolina 6.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.26%*, 11/1/2023	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.23%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,500,000	10,500,000
Series 1032, 0.23%*, 1/7/2024	11,625,000	11,625,000
Series 1008, 144A, 0.23%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.23%*, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1024, 144A, 0.23%*, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,725,000	4,725,000
Series 1009, 144A, 0.23%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,775,000	16,775,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.15%*, 12/1/2028, LOC: Branch Banking & Trust	5,000,000	5,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.15%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.15%*, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.08%*, 1/15/2045, LOC: Wells Fargo Bank NA	5,800,000	5,800,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.1%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.25%*, 8/1/2033, LOC: Bank of America NA	8,055,000	8,055,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.12%*, 11/1/2035, LOC: Credit Industrial et Commercial	44,250,000	44,250,000
		145,230,000
Ohio 1.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.54%*, 12/1/2032, LOC: KBC Bank NV	13,605,000	13,605,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificates of Participation, Series 2009-28, 144A, AMT, 0.26%*, 3/1/2035, LIQ: State Street Bank & Trust Co.	2,405,000	2,405,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	9,760,000	9,760,000
Series D, 144A, AMT, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	4,330,000	4,330,000
		30,100,000
Oklahoma 1.0%
Oklahoma, State Development Finance Authority Revenue, Continuing Care Retirement, Inverness Village Project, Series A, 0.75%*, 1/1/2042, LOC: KBC Bank NV	22,300,000	22,300,000
Other 5.8%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.27%*, 3/1/2041, LIQ: JPMorgan Chase Bank	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.28%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.16%*, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Delaware Valley, PA, Regional Financial Authority Revenue:
Series A, 0.23%*, 12/1/2019, LOC: Bayerische Landesbank	7,300,000	7,300,000
Series D, 0.23%*, 12/1/2020, LOC: Bayerische Landesbank	54,900,000	54,900,000
		74,515,000
South Carolina 0.9%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.23%*, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, State Public Service Authority Revenue, Series B, Prerefunded 1/1/12 @ 100, 5.125%, 1/1/2037, INS: AGMC	15,000,000	15,120,043
		20,875,043
Tennessee 2.8%
Metropolitan Government of Nashville and Davidson Counties, TN, TECP, 0.19%, 4/3/2012	50,000,000	50,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,974,990
		62,974,990
Texas 10.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.29%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
Austin, TX, Airport Systems Revenue, Series 3, AMT, 0.34%*, 11/15/2025, INS: AGMC, LOC: KBC Bank NV	32,350,000	32,350,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	7,910,000	7,910,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Katy, TX, Independent School Building District, 0.19%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project:
Series C, 0.1%*, 11/15/2050, LOC: Northern Trust Co.	3,500,000	3,500,000
Series E, 0.12%*, 11/15/2050, LOC: Wells Fargo Bank NA	4,300,000	4,300,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	12,150,000	12,150,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.31%*, 9/1/2032, LIQ: Bank of America NA	4,863,000	4,863,000
Texas, North East Independent School District, "A", 144A, 0.14%*, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.14%*, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
"A", 144A, 0.14%*, 4/1/2029	8,685,000	8,685,000
Series C, AMT, 0.15%*, 12/1/2027, SPA: JPMorgan Chase Bank	14,000,000	14,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3953, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3964, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	30,000,000	30,000,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.19%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		243,993,000
Virginia 1.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%*, 10/1/2037, LOC: Branch Banking & Trust	1,270,000	1,270,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.19%*, 7/15/2050, LIQ: Freddie Mac	19,030,000	19,030,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.21%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,905,000	8,905,000
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.14%*, 11/1/2036, SPA: Wells Fargo Bank NA	2,600,000	2,600,000
Virginia, University Revenues, TECP, 0.13%, 11/3/2011	11,000,000	11,000,000
		42,805,000
Washington 2.3%
Washington, State General Obligation:
Series 2599, 144A, 0.14%*, 1/1/2016, LIQ: JPMorgan Chase Bank	4,505,000	4,505,000
Series 3087, 144A, 0.14%*, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012 (b)	26,870,000	27,177,662
Washington, State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series D, 0.12%*, 8/15/2041, LOC: Barclays Bank PLC	5,000,000	5,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.16%*, 5/1/2028, LOC: U.S. Bank NA	8,545,000	8,545,000
		50,282,662
West Virginia 0.3%
West Virginia, Economic Development Authority Energy Revenue, Morgantown Energy, AMT, 0.17%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.5%
Milwaukee, WI, General Obligation, Promissory Notes, Series R2, 2.0%, 12/1/2011	25,000,000	25,037,189
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.28%*, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.12%*, 8/1/2030, LOC: U.S. Bank NA	2,300,000	2,300,000
		32,637,189

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,293,145,973)+	102.3	2,293,145,973
Other Assets and Liabilities, Net	(2.3)	(51,431,834)
Net Assets	100.0	2,241,714,139

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $2,293,145,973.

(a) Taxable issue.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$2,293,145,973	$—	$2,293,145,973
Total	$—	$2,293,145,973	$—	$2,293,145,973

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,293,145,973
Receivable for investments sold	13,545,000
Receivable for Fund shares sold	583,902
Interest receivable	2,875,360
Due from Advisor	3,761
Other assets	135,901
Total assets	2,310,289,897
Liabilities
Cash overdraft	27,673,641
Payable for investments purchased	12,600,000
Payable for investments purchased — when-issued securities	27,177,662
Payable for Fund shares redeemed	347,670
Distributions payable	12,704
Accrued management fee	106,732
Other accrued expenses and payables	657,349
Total liabilities	68,575,758
Net assets, at value	$2,241,714,139
Net Assets Consist of
Undistributed net investment income	676,117
Accumulated net realized gain (loss)	12,988
Paid-in capital	2,241,025,034
Net assets, at value	$2,241,714,139

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,778,370 ÷ 12,773,306 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,723,963 ÷ 63,698,694 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,137,956,806 ÷ 1,137,505,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($336,522,388 ÷ 336,389,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($116,647,511 ÷ 116,601,260 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($83,683,471 ÷ 83,650,312 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($154,632,003 ÷ 154,570,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($335,769,627 ÷ 335,636,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$3,083,293
Expenses: Management fee	743,403
Administration fee	1,251,148
Services to shareholders	597,020
Distribution and service fees	1,160,042
Custodian fee	20,799
Professional fees	68,067
Reports to shareholders	91,890
Registration fees	76,740
Trustees' fees and expenses	47,126
Other	82,861
Total expenses before expense reductions	4,139,096
Expense reductions	(1,513,416)
Total expenses after expense reductions	2,625,680
Net investment income	457,613
Net realized gain (loss) from investments	12,988
Net increase (decrease) in net assets resulting from operations	$470,601

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$457,613	$4,209,978
Net realized gain (loss)	12,988	26,953
Net increase in net assets resulting from operations	470,601	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(680)	(1,440)
Davidson Cash Equivalent Shares	(3,354)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(359,156)	(3,424,889)
DWS Tax-Exempt Money Fund	(53,637)	(551,022)
DWS Tax-Free Money Fund Class S	(11,624)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(4,540)	(7,236)
Tax-Exempt Cash Managed Shares	(7,170)	(18,703)
Tax-Free Investment Class	(17,451)	(41,260)
Total distributions	(457,612)	(4,210,092)
Fund share transactions: Proceeds from shares sold	3,281,866,207	9,995,553,494
Reinvestment of distributions	274,041	2,851,124
Cost of shares redeemed	(3,701,647,290)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(419,507,042)	(413,147,572)
Increase (decrease) in net assets	(419,494,053)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $676,117 and $676,116, respectively)	$2,241,714,139	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Money Fund
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,						Period Ended 4/30/07a
			2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.001	.002		.016	.031		.004
Net realized and unrealized gain (loss)	.000	***	.000 ***	.000	***	.000 ***	.000	***	(.000	)***
Total from investment operations	.000	***	.001	.002		.016	.031		.004
Less distributions from: Net investment income	(.000	)***	(.001)	(.002)		(.016)	(.031)		(.004)
Net realized gains	—		—	(.000	)***	—	—		—
Total distributions	(.000	)***	(.001)	(.002)		(.016)	(.031)		(.004)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return (%)	.02	b**	.14	.22		1.57	3.17	b	.41	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	337		366	428		503	586		627
Ratio of expenses before expense reductions (%)	.23	*	.22	.24		.24	.24		.24	*
Ratio of expenses after expense reductions (%)	.21	*	.22	.24		.24	.23		.24	*
Ratio of net investment income (%)	.03	*	.14	.22		1.55	3.09		3.49	*
a For the period from March 19, 2007 (commencement of operations) to April 30, 2007.
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition, the Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2011, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Annualized Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2011
Tax-Exempt Portfolio	$1,251,148	$191,428

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2011, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$16,957	$14,192	$1,670
Davidson Cash Equivalent Shares	50,221	36,303	7,460
DWS Tax-Exempt Cash Institutional Shares	78,204	66,465	—
DWS Tax-Exempt Money Fund	56,739	22,782	25,755
DWS Tax-Free Money Fund Class S	36,614	16,847	13,415
Service Shares	113,247	94,940	15,814
Tax-Exempt Cash Managed Shares	50,070	19,948	15,745
Tax-Free Investment Class	155,835	81,897	20,696
	$557,887	$353,374	$100,555

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$22,384	$22,384	.00%	.33%
Davidson Cash Equivalent Shares	100,443	100,443	.00%	.30%
Service Shares	271,792	271,792	.00%	.60%
Tax-Free Investment Class	435,524	435,524	.00%	.25%
	$830,143	$830,143

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,958	$16,958	.00%	.25%
Davidson Cash Equivalent Shares	83,702	83,702	.00%	.25%
Tax-Exempt Cash Managed Shares	107,292	107,292	.00%	.15%
Tax-Free Investment Class	121,947	121,947	.00%	.07%
	$329,899	$329,899

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2011
Tax-Exempt Portfolio	$47,072	$47,072

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2011, one shareholder account held approximately 14% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,506,139	$17,506,139	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	54,409,847	54,409,847	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	2,643,974,604	2,643,974,604	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	98,130,776	98,130,776	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	16,293,284	16,293,284	40,065,751	40,065,751
Premier Money Market Shares*	—	—	17,963,464	17,963,464
Service Shares	88,088,690	88,088,690	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	206,527,622	206,527,622	270,920,971	270,920,971
Tax-Free Investment Class	156,935,245	156,935,245	408,957,323	408,957,323
		$3,281,866,207		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	677	$677	1,433	$1,433
Davidson Cash Equivalent Shares	3,333	3,333	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	185,739	185,739	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	51,551	51,551	541,218	541,218
DWS Tax-Free Money Fund Class S	11,124	11,124	147,957	147,957
Premier Money Market Shares*	—	—	1,023	1,023
Service Shares	4,511	4,511	7,238	7,238
Tax-Exempt Cash Managed Shares	129	129	84	84
Tax-Free Investment Class	16,977	16,977	40,669	40,669
		$274,041		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(15,328,993)	$(15,328,993)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(65,734,647)	(65,734,647)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(2,998,474,417)	(2,998,474,417)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(127,703,142)	(127,703,142)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(24,425,784)	(24,425,784)	(55,821,788)	(55,821,788)
Premier Money Market Shares*	—	—	(47,338,154)	(47,338,154)
Service Shares	(86,404,341)	(86,404,341)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(179,363,415)	(179,363,415)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(204,212,551)	(204,212,551)	(433,534,090)	(433,534,090)
		$(3,701,647,290)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	2,177,823	$2,177,823	(7,293,508)	(7,293,508)
Davidson Cash Equivalent Shares	(11,321,467)	(11,321,467)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(354,314,074)	(354,314,074)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(29,520,815)	(29,520,815)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(8,121,376)	(8,121,376)	(15,608,080)	(15,608,080)
Premier Money Market Shares*	—	—	(29,373,667)	(29,373,667)
Service Shares	1,688,860	1,688,860	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	27,164,336	27,164,336	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(47,260,329)	(47,260,329)	(24,536,098)	(24,536,098)
		$(419,507,042)		$(413,147,572)

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Tax-Free Investment Class shares (3rd quartile), and Service Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share classes: DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

Notes

OCTOBER 31, 2011 Semiannual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Free Money Fund Class S

Contents
3 Information About Your Fund's Expenses
5 Portfolio Summary
6 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
20 Financial Highlights
21 Notes to Financial Statements
28 Investment Management Agreement Approval
32 Summary of Management Fee Evaluation by Independent Fee Consultant
36 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds.In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,000.10
Expenses Paid per $1,000*	$1.16
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,023.98
Expenses Paid per $1,000*	$1.17

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.23%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Municipal Investments Municipal Variable Rate Demand Notes	74%	70%
Municipal Bonds and Notes	25%	27%
Municipal Floating Rate Notes	1%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Tax-Exempt Portfolio	38 days	33 days
National Tax-Free Retail Money Fund Average*	32 days	28 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-15. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 102.3%
Alabama 0.7%
Mobile, AL, Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.25%*, 6/1/2032, LOC: Bayerische Landesbank	5,190,000	5,190,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.19%*, 12/1/2027, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
		15,190,000
Alaska 1.3%
Anchorage, AK, Tax Anticipation Notes, 1.5%, 12/29/2011	30,000,000	30,056,975
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.18%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.3%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.17%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	35,900,000	35,900,000
California, Nuveen Insured Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	12,000,000	12,000,000
California, RBC Municipal Products, Inc. Trust, Series E-21, 144A, 0.18%, Mandatory Put 1/3/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,800,000	4,800,000
California, Statewide Communities Development Authority Revenue, County Museum of Art, Series B, 0.09%*, 12/1/2037, LOC: Union Bank NA	19,000,000	19,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.24%*, 5/15/2018, LOC: JPMorgan Chase Bank	14,500,000	14,500,000
Series 2681, 144A, AMT, 0.34%*, 5/15/2018, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
City of San Jose, Financing Authority, TECP, 0.35%, 12/9/2011, LOC: California State Teachers' Retirement System, State Street Bank & Trust Co.	14,091,000	14,091,000
Los Angeles County, CA, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.18%, Mandatory Put 12/1/2011 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.1%*, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palo Alto, CA, General Obligation, Series R-11954, 144A, 0.14%*, 8/1/2018, LIQ: Citibank NA	3,100,000	3,100,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,179,558
		163,910,558
Colorado 2.5%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.54%*, 12/1/2037, LOC: Compass Bank	15,145,000	15,145,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7%*, 12/1/2020, LOC: Compass Bank	5,000,000	5,000,000
Colorado Springs, CO, Utilities Revenue:
Series B, 0.13%*, 11/1/2026, SPA: Barclays Bank PLC	12,600,000	12,600,000
Series R-457, 144A, 0.17%*, 7/19/2012, LIQ: Citibank NA	7,465,000	7,465,000
Series A, 0.18%*, 11/1/2038, SPA: Bank of America NA	15,820,000	15,820,000
		56,030,000
Delaware 1.0%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.23%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	9,233,062	9,233,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.14%*, 5/1/2036, LOC: PNC Bank NA	5,990,000	5,990,000
Delaware, State Housing Authority Revenue, Series R-11651, 144A, AMT, 0.23%*, 1/1/2016, LIQ: Citibank NA	7,855,000	7,855,000
		23,078,062
Florida 4.7%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.18%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.23%*, 7/1/2024	10,175,000	10,175,000
Series 1012, 144A, 0.23%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.14%*, 7/15/2024, LIQ: Fannie Mae	9,000,000	9,000,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.14%*, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.25%*, 8/1/2034, LOC: Bank of America NA	7,455,000	7,455,000
Highlands County, FL, Health Facilities Authority Revenue, Series II R-11564, 144A, 0.14%*, 11/15/2014, LIQ: Citibank NA	9,365,000	9,365,000
Hillsborough County, FL, Series A, TECP, 0.21%, 11/3/2011, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.16%*, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.15%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.3%*, 10/1/2037, LOC: Bank of America NA	8,655,000	8,655,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.45%*, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000
		105,540,000
Georgia 4.5%
Appling County, GA, Development Authority, Georgia Power Co. Plant, Hatch Project, 0.19%*, 9/1/2041	12,600,000	12,600,000
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.19%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	68,000,000	68,144,772
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.08%*, 9/1/2035	3,800,000	3,800,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.16%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
		100,159,772
Idaho 3.6%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,913,681
Illinois 12.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.15%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.11%*, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, Waterworks Revenue, Series 2000-1, 0.14%*, 11/1/2030, SPA: JPMorgan Chase Bank	18,000,000	18,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.17%*, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.23%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	16,574,484	16,574,484
Illinois, Educational Facilities Authority Revenue, TECP, 0.18%, 11/3/2011, LOC: Northern Trust	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.15%*, 4/1/2033, LOC: Northern Trust Co.	4,600,000	4,600,000
Illinois, Finance Authority Revenue:
"A", 144A, 0.13%*, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
0.16%, 12/5/2011	15,000,000	15,000,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, General Obligation, Series MT-727, 144A, 0.2%*, 12/1/2028, LIQ: Bank of America NA	15,000,000	15,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.21%*, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	27,000,000	27,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.14%*, 4/1/2035, INS: NATL	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.23%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.14%*, 10/1/2026, LOC: JPMorgan Chase Bank	11,100,000	11,100,000
Upper, IL, River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.28%*, 8/1/2033, LOC: LaSalle Bank NA	6,335,000	6,335,000
		271,999,484
Indiana 0.7%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.18%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,570,000	7,570,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana Project, Series A-1, AMT, 0.18%*, 5/1/2035, LOC: Bank of America NA	8,025,000	8,025,000
		15,595,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.22%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,913,483
		19,563,483
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.25%*, 10/1/2028, LOC: Bank of America NA	4,400,000	4,400,000
Maine 2.2%
Maine, State Health & Higher Educational Facilities Authority Revenue, Maine Medical Center, Series A, 0.15%*, 7/1/2036, LOC: JPMorgan Chase Bank	15,500,000	15,500,000
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.75%*, 11/15/2041, SPA: KBC Bank NV	10,000,000	10,000,000
Maine, State Housing Authority Mortgage Revenue, Series H, 0.35%*, 11/15/2040, SPA: KBC Bank NV	23,000,000	23,000,000
		48,500,000
Maryland 0.5%
Maryland, Health & Higher Educational Facilities Authority, Series A, TECP, 0.18%, 1/5/2012. LIQ: Wachovia Bank NA	11,000,000	11,000,000
Massachusetts 1.5%
Massachusetts, State General Obligation:
Series B, 0.18%*, 8/1/2015, SPA: Landesbank Hessen-Thuringen	22,070,000	22,070,000
Series MT-723, 144A, 0.2%*, 8/1/2021, LIQ: Bank of America NA	8,000,000	8,000,000
Massachusetts, State Industrial Finance Agency, JHC Assisted Living Corp., Series A, 144A, 0.14%*, 12/1/2029, LOC: TD Bank NA	4,510,000	4,510,000
		34,580,000
Michigan 6.6%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.2%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	41,745,000	41,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.23%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.23%**, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.23%**, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.14%*, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series F, 0.13%*, 12/1/2033, LOC: JPMorgan Chase Bank	9,120,000	9,120,000
		148,165,000
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.37%*, 11/1/2017, LOC: U.S. Bank NA	1,335,000	1,335,000
Minneapolis, MN, General Obligation, 2.0%, 12/1/2011	3,000,000	3,004,400
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.21%, Mandatory Put 12/1/2011 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
		14,339,400
Mississippi 1.1%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	9,320,000	9,320,000
Series A, AMT, 0.47%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 0.59%*, 12/1/2047, LOC: HSBC Bank USA NA	5,684,211	5,684,211
		24,504,211
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.19%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 0.4%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series B, AMT, 0.24%*, 4/1/2042, SPA: JPMorgan Chase Bank	8,000,000	8,000,000
New Hampshire 1.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.2%*, 12/1/2032, LOC: Royal Bank of Canada (a)	25,000,000	25,000,000
New Jersey 0.7%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New York 8.5%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.22%*, 7/1/2037, LOC: Bank of America NA	9,000,000	9,000,000
Long Island, NY, Power Authority:
TECP, 0.23%, 12/6/2011, LOC: JPMorgan Chase Bank	30,000,000	30,000,000
Series 2, 0.24%*, 5/1/2033, LOC: Bayerische Landesbank	9,715,000	9,715,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14%*, 12/1/2040, LOC: HSBC Bank USA NA	4,405,000	4,405,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.2%*, 8/1/2029, LOC: JPMorgan Chase Bank	15,975,000	15,975,000
New York, Metropolitan Transportation Authority Revenue, TECP:
0.13%, 12/8/2011, LOC: TD Bank NA	5,000,000	5,000,000
0.17%, 11/3/2011, LOC: Royal Bank of Canada	20,000,000	20,000,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale, Landesbank Baden-Wurttemberg	10,500,000	10,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,183,195
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Series A, 144A, 0.33%, Mandatory Put 5/8/2012 @ 100, 12/1/2049	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.14%*, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York, NY, General Obligation:
Series B2, 0.21%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,930,000	3,930,000
Series A-4, 0.25%*, 8/1/2038, LOC: KBC Bank NV	2,500,000	2,500,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	21,919,268
		191,237,463
North Carolina 6.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.26%*, 11/1/2023	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.23%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,500,000	10,500,000
Series 1032, 0.23%*, 1/7/2024	11,625,000	11,625,000
Series 1008, 144A, 0.23%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.23%*, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1024, 144A, 0.23%*, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,725,000	4,725,000
Series 1009, 144A, 0.23%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,775,000	16,775,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.15%*, 12/1/2028, LOC: Branch Banking & Trust	5,000,000	5,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.15%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.15%*, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.08%*, 1/15/2045, LOC: Wells Fargo Bank NA	5,800,000	5,800,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.1%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.25%*, 8/1/2033, LOC: Bank of America NA	8,055,000	8,055,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.12%*, 11/1/2035, LOC: Credit Industrial et Commercial	44,250,000	44,250,000
		145,230,000
Ohio 1.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.54%*, 12/1/2032, LOC: KBC Bank NV	13,605,000	13,605,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificates of Participation, Series 2009-28, 144A, AMT, 0.26%*, 3/1/2035, LIQ: State Street Bank & Trust Co.	2,405,000	2,405,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	9,760,000	9,760,000
Series D, 144A, AMT, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	4,330,000	4,330,000
		30,100,000
Oklahoma 1.0%
Oklahoma, State Development Finance Authority Revenue, Continuing Care Retirement, Inverness Village Project, Series A, 0.75%*, 1/1/2042, LOC: KBC Bank NV	22,300,000	22,300,000
Other 5.8%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.27%*, 3/1/2041, LIQ: JPMorgan Chase Bank	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.28%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.16%*, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Delaware Valley, PA, Regional Financial Authority Revenue:
Series A, 0.23%*, 12/1/2019, LOC: Bayerische Landesbank	7,300,000	7,300,000
Series D, 0.23%*, 12/1/2020, LOC: Bayerische Landesbank	54,900,000	54,900,000
		74,515,000
South Carolina 0.9%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.23%*, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, State Public Service Authority Revenue, Series B, Prerefunded 1/1/12 @ 100, 5.125%, 1/1/2037, INS: AGMC	15,000,000	15,120,043
		20,875,043
Tennessee 2.8%
Metropolitan Government of Nashville and Davidson Counties, TN, TECP, 0.19%, 4/3/2012	50,000,000	50,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,974,990
		62,974,990
Texas 10.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.29%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
Austin, TX, Airport Systems Revenue, Series 3, AMT, 0.34%*, 11/15/2025, INS: AGMC, LOC: KBC Bank NV	32,350,000	32,350,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	7,910,000	7,910,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Katy, TX, Independent School Building District, 0.19%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project:
Series C, 0.1%*, 11/15/2050, LOC: Northern Trust Co.	3,500,000	3,500,000
Series E, 0.12%*, 11/15/2050, LOC: Wells Fargo Bank NA	4,300,000	4,300,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	12,150,000	12,150,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.31%*, 9/1/2032, LIQ: Bank of America NA	4,863,000	4,863,000
Texas, North East Independent School District, "A", 144A, 0.14%*, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.14%*, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
"A", 144A, 0.14%*, 4/1/2029	8,685,000	8,685,000
Series C, AMT, 0.15%*, 12/1/2027, SPA: JPMorgan Chase Bank	14,000,000	14,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3953, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3964, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	30,000,000	30,000,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.19%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		243,993,000
Virginia 1.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%*, 10/1/2037, LOC: Branch Banking & Trust	1,270,000	1,270,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.19%*, 7/15/2050, LIQ: Freddie Mac	19,030,000	19,030,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.21%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,905,000	8,905,000
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.14%*, 11/1/2036, SPA: Wells Fargo Bank NA	2,600,000	2,600,000
Virginia, University Revenues, TECP, 0.13%, 11/3/2011	11,000,000	11,000,000
		42,805,000
Washington 2.3%
Washington, State General Obligation:
Series 2599, 144A, 0.14%*, 1/1/2016, LIQ: JPMorgan Chase Bank	4,505,000	4,505,000
Series 3087, 144A, 0.14%*, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012 (b)	26,870,000	27,177,662
Washington, State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series D, 0.12%*, 8/15/2041, LOC: Barclays Bank PLC	5,000,000	5,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.16%*, 5/1/2028, LOC: U.S. Bank NA	8,545,000	8,545,000
		50,282,662
West Virginia 0.3%
West Virginia, Economic Development Authority Energy Revenue, Morgantown Energy, AMT, 0.17%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.5%
Milwaukee, WI, General Obligation, Promissory Notes, Series R2, 2.0%, 12/1/2011	25,000,000	25,037,189
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.28%*, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.12%*, 8/1/2030, LOC: U.S. Bank NA	2,300,000	2,300,000
		32,637,189

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,293,145,973)+	102.3	2,293,145,973
Other Assets and Liabilities, Net	(2.3)	(51,431,834)
Net Assets	100.0	2,241,714,139

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $2,293,145,973.

(a) Taxable issue.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$2,293,145,973	$—	$2,293,145,973
Total	$—	$2,293,145,973	$—	$2,293,145,973

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,293,145,973
Receivable for investments sold	13,545,000
Receivable for Fund shares sold	583,902
Interest receivable	2,875,360
Due from Advisor	3,761
Other assets	135,901
Total assets	2,310,289,897
Liabilities
Cash overdraft	27,673,641
Payable for investments purchased	12,600,000
Payable for investments purchased — when-issued securities	27,177,662
Payable for Fund shares redeemed	347,670
Distributions payable	12,704
Accrued management fee	106,732
Other accrued expenses and payables	657,349
Total liabilities	68,575,758
Net assets, at value	$2,241,714,139
Net Assets Consist of
Undistributed net investment income	676,117
Accumulated net realized gain (loss)	12,988
Paid-in capital	2,241,025,034
Net assets, at value	$2,241,714,139

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,778,370 ÷ 12,773,306 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,723,963 ÷ 63,698,694 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,137,956,806 ÷ 1,137,505,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($336,522,388 ÷ 336,389,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($116,647,511 ÷ 116,601,260 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($83,683,471 ÷ 83,650,312 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($154,632,003 ÷ 154,570,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($335,769,627 ÷ 335,636,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$3,083,293
Expenses: Management fee	743,403
Administration fee	1,251,148
Services to shareholders	597,020
Distribution and service fees	1,160,042
Custodian fee	20,799
Professional fees	68,067
Reports to shareholders	91,890
Registration fees	76,740
Trustees' fees and expenses	47,126
Other	82,861
Total expenses before expense reductions	4,139,096
Expense reductions	(1,513,416)
Total expenses after expense reductions	2,625,680
Net investment income	457,613
Net realized gain (loss) from investments	12,988
Net increase (decrease) in net assets resulting from operations	$470,601

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$457,613	$4,209,978
Net realized gain (loss)	12,988	26,953
Net increase in net assets resulting from operations	470,601	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(680)	(1,440)
Davidson Cash Equivalent Shares	(3,354)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(359,156)	(3,424,889)
DWS Tax-Exempt Money Fund	(53,637)	(551,022)
DWS Tax-Free Money Fund Class S	(11,624)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(4,540)	(7,236)
Tax-Exempt Cash Managed Shares	(7,170)	(18,703)
Tax-Free Investment Class	(17,451)	(41,260)
Total distributions	(457,612)	(4,210,092)
Fund share transactions: Proceeds from shares sold	3,281,866,207	9,995,553,494
Reinvestment of distributions	274,041	2,851,124
Cost of shares redeemed	(3,701,647,290)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(419,507,042)	(413,147,572)
Increase (decrease) in net assets	(419,494,053)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $676,117 and $676,116, respectively)	$2,241,714,139	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Free Money Fund Class S
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,						Period Ended 4/30/07a
			2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.001	.002		.015	.031		.004
Net realized and unrealized gain (loss)	.000	***	.000 ***	.000	***	.000 ***	.000	***	(.000	)***
Total from investment operations	.000	***	.001	.002		.015	.031		.004
Less distributions from: Net investment income	(.000	)***	(.001)	(.002)		(.015)	(.031)		(.004)
Net realized gains	—		—	(.000	)***	—	—		—
Total distributions	(.000	)***	(.001)	(.002)		(.015)	(.031)		(.004)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return (%)	.01	b**	.12	.19		1.54	3.15	b	.40	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	117		125	141		164	167		172
Ratio of expenses before expense reductions (%)	.25	*	.24	.27		.26	.27		.29	*
Ratio of expenses after expense reductions (%)	.23	*	.24	.27		.26	.26		.29	*
Ratio of net investment income (%)	.02	*	.12	.18		1.53	3.06		3.42	*
a For the period from March 19, 2007 (commencement of operations) to April 30, 2007.
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition, the Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2011, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Annualized Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2011
Tax-Exempt Portfolio	$1,251,148	$191,428

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2011, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$16,957	$14,192	$1,670
Davidson Cash Equivalent Shares	50,221	36,303	7,460
DWS Tax-Exempt Cash Institutional Shares	78,204	66,465	—
DWS Tax-Exempt Money Fund	56,739	22,782	25,755
DWS Tax-Free Money Fund Class S	36,614	16,847	13,415
Service Shares	113,247	94,940	15,814
Tax-Exempt Cash Managed Shares	50,070	19,948	15,745
Tax-Free Investment Class	155,835	81,897	20,696
	$557,887	$353,374	$100,555

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$22,384	$22,384	.00%	.33%
Davidson Cash Equivalent Shares	100,443	100,443	.00%	.30%
Service Shares	271,792	271,792	.00%	.60%
Tax-Free Investment Class	435,524	435,524	.00%	.25%
	$830,143	$830,143

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,958	$16,958	.00%	.25%
Davidson Cash Equivalent Shares	83,702	83,702	.00%	.25%
Tax-Exempt Cash Managed Shares	107,292	107,292	.00%	.15%
Tax-Free Investment Class	121,947	121,947	.00%	.07%
	$329,899	$329,899

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2011
Tax-Exempt Portfolio	$47,072	$47,072

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2011, one shareholder account held approximately 14% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,506,139	$17,506,139	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	54,409,847	54,409,847	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	2,643,974,604	2,643,974,604	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	98,130,776	98,130,776	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	16,293,284	16,293,284	40,065,751	40,065,751
Premier Money Market Shares*	—	—	17,963,464	17,963,464
Service Shares	88,088,690	88,088,690	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	206,527,622	206,527,622	270,920,971	270,920,971
Tax-Free Investment Class	156,935,245	156,935,245	408,957,323	408,957,323
		$3,281,866,207		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	677	$677	1,433	$1,433
Davidson Cash Equivalent Shares	3,333	3,333	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	185,739	185,739	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	51,551	51,551	541,218	541,218
DWS Tax-Free Money Fund Class S	11,124	11,124	147,957	147,957
Premier Money Market Shares*	—	—	1,023	1,023
Service Shares	4,511	4,511	7,238	7,238
Tax-Exempt Cash Managed Shares	129	129	84	84
Tax-Free Investment Class	16,977	16,977	40,669	40,669
		$274,041		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(15,328,993)	$(15,328,993)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(65,734,647)	(65,734,647)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(2,998,474,417)	(2,998,474,417)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(127,703,142)	(127,703,142)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(24,425,784)	(24,425,784)	(55,821,788)	(55,821,788)
Premier Money Market Shares*	—	—	(47,338,154)	(47,338,154)
Service Shares	(86,404,341)	(86,404,341)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(179,363,415)	(179,363,415)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(204,212,551)	(204,212,551)	(433,534,090)	(433,534,090)
		$(3,701,647,290)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	2,177,823	$2,177,823	(7,293,508)	(7,293,508)
Davidson Cash Equivalent Shares	(11,321,467)	(11,321,467)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(354,314,074)	(354,314,074)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(29,520,815)	(29,520,815)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(8,121,376)	(8,121,376)	(15,608,080)	(15,608,080)
Premier Money Market Shares*	—	—	(29,373,667)	(29,373,667)
Service Shares	1,688,860	1,688,860	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	27,164,336	27,164,336	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(47,260,329)	(47,260,329)	(24,536,098)	(24,536,098)
		$(419,507,042)		$(413,147,572)

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Tax-Free Investment Class shares (3rd quartile), and Service Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share classes: DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	5	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

Notes

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Free Investment Class

Tax-Exempt Portfolio

October 31, 2011

Contents
3 Information About Your Fund's Expenses
5 Portfolio Summary
6 Investment Portfolio
17 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
22 Notes to Financial Statements
30 Investment Management Agreement Approval
35 Summary of Management Fee Evaluation by Independent Fee Consultant
39 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011 to October 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2011
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,000.05
Expenses Paid per $1,000*	$1.21
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00
Ending Account Value 10/31/11	$1,023.93
Expenses Paid per $1,000*	$1.22

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio
Tax-Free Investment Class	.24%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/11	4/30/11

Municipal Investments Municipal Variable Rate Demand Notes	74%	70%
Municipal Bonds and Notes	25%	27%
Municipal Floating Rate Notes	1%	3%
	100%	100%

Weighted Average Maturity	10/31/11	4/30/11

Cash Account Trust — Tax-Exempt Portfolio	38 days	33 days
National Tax-Free Retail Money Fund Average*	32 days	28 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-16. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2011 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 102.3%
Alabama 0.7%
Mobile, AL, Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.25%*, 6/1/2032, LOC: Bayerische Landesbank	5,190,000	5,190,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.19%*, 12/1/2027, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
		15,190,000
Alaska 1.3%
Anchorage, AK, Tax Anticipation Notes, 1.5%, 12/29/2011	30,000,000	30,056,975
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.18%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.3%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.17%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	35,900,000	35,900,000
California, Nuveen Insured Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.3%*, 6/1/2041, LIQ: Morgan Stanley Bank	12,000,000	12,000,000
California, RBC Municipal Products, Inc. Trust, Series E-21, 144A, 0.18%, Mandatory Put 1/3/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,800,000	4,800,000
California, Statewide Communities Development Authority Revenue, County Museum of Art, Series B, 0.09%*, 12/1/2037, LOC: Union Bank NA	19,000,000	19,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.24%*, 5/15/2018, LOC: JPMorgan Chase Bank	14,500,000	14,500,000
Series 2681, 144A, AMT, 0.34%*, 5/15/2018, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
City of San Jose, Financing Authority, TECP, 0.35%, 12/9/2011, LOC: California State Teachers' Retirement System, State Street Bank & Trust Co.	14,091,000	14,091,000
Los Angeles County, CA, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.18%, Mandatory Put 12/1/2011 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.1%*, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palo Alto, CA, General Obligation, Series R-11954, 144A, 0.14%*, 8/1/2018, LIQ: Citibank NA	3,100,000	3,100,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,179,558
		163,910,558
Colorado 2.5%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.54%*, 12/1/2037, LOC: Compass Bank	15,145,000	15,145,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7%*, 12/1/2020, LOC: Compass Bank	5,000,000	5,000,000
Colorado Springs, CO, Utilities Revenue:
Series B, 0.13%*, 11/1/2026, SPA: Barclays Bank PLC	12,600,000	12,600,000
Series R-457, 144A, 0.17%*, 7/19/2012, LIQ: Citibank NA	7,465,000	7,465,000
Series A, 0.18%*, 11/1/2038, SPA: Bank of America NA	15,820,000	15,820,000
		56,030,000
Delaware 1.0%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.23%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	9,233,062	9,233,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.14%*, 5/1/2036, LOC: PNC Bank NA	5,990,000	5,990,000
Delaware, State Housing Authority Revenue, Series R-11651, 144A, AMT, 0.23%*, 1/1/2016, LIQ: Citibank NA	7,855,000	7,855,000
		23,078,062
Florida 4.7%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.18%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.23%*, 7/1/2024	10,175,000	10,175,000
Series 1012, 144A, 0.23%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.14%*, 7/15/2024, LIQ: Fannie Mae	9,000,000	9,000,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.14%*, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.25%*, 8/1/2034, LOC: Bank of America NA	7,455,000	7,455,000
Highlands County, FL, Health Facilities Authority Revenue, Series II R-11564, 144A, 0.14%*, 11/15/2014, LIQ: Citibank NA	9,365,000	9,365,000
Hillsborough County, FL, Series A, TECP, 0.21%, 11/3/2011, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.16%*, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.15%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.3%*, 10/1/2037, LOC: Bank of America NA	8,655,000	8,655,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.45%*, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000
		105,540,000
Georgia 4.5%
Appling County, GA, Development Authority, Georgia Power Co. Plant, Hatch Project, 0.19%*, 9/1/2041	12,600,000	12,600,000
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.19%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	68,000,000	68,144,772
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.08%*, 9/1/2035	3,800,000	3,800,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.16%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
		100,159,772
Idaho 3.6%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,913,681
Illinois 12.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.15%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.11%*, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, Waterworks Revenue, Series 2000-1, 0.14%*, 11/1/2030, SPA: JPMorgan Chase Bank	18,000,000	18,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.17%*, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.23%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	16,574,484	16,574,484
Illinois, Educational Facilities Authority Revenue, TECP, 0.18%, 11/3/2011, LOC: Northern Trust	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.15%*, 4/1/2033, LOC: Northern Trust Co.	4,600,000	4,600,000
Illinois, Finance Authority Revenue:
"A", 144A, 0.13%*, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
0.16%, 12/5/2011	15,000,000	15,000,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, General Obligation, Series MT-727, 144A, 0.2%*, 12/1/2028, LIQ: Bank of America NA	15,000,000	15,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.21%*, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	27,000,000	27,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.14%*, 4/1/2035, INS: NATL	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.23%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.14%*, 10/1/2026, LOC: JPMorgan Chase Bank	11,100,000	11,100,000
Upper, IL, River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.28%*, 8/1/2033, LOC: LaSalle Bank NA	6,335,000	6,335,000
		271,999,484
Indiana 0.7%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.18%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,570,000	7,570,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana Project, Series A-1, AMT, 0.18%*, 5/1/2035, LOC: Bank of America NA	8,025,000	8,025,000
		15,595,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.22%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,913,483
		19,563,483
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.25%*, 10/1/2028, LOC: Bank of America NA	4,400,000	4,400,000
Maine 2.2%
Maine, State Health & Higher Educational Facilities Authority Revenue, Maine Medical Center, Series A, 0.15%*, 7/1/2036, LOC: JPMorgan Chase Bank	15,500,000	15,500,000
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.75%*, 11/15/2041, SPA: KBC Bank NV	10,000,000	10,000,000
Maine, State Housing Authority Mortgage Revenue, Series H, 0.35%*, 11/15/2040, SPA: KBC Bank NV	23,000,000	23,000,000
		48,500,000
Maryland 0.5%
Maryland, Health & Higher Educational Facilities Authority, Series A, TECP, 0.18%, 1/5/2012. LIQ: Wachovia Bank NA	11,000,000	11,000,000
Massachusetts 1.5%
Massachusetts, State General Obligation:
Series B, 0.18%*, 8/1/2015, SPA: Landesbank Hessen-Thuringen	22,070,000	22,070,000
Series MT-723, 144A, 0.2%*, 8/1/2021, LIQ: Bank of America NA	8,000,000	8,000,000
Massachusetts, State Industrial Finance Agency, JHC Assisted Living Corp., Series A, 144A, 0.14%*, 12/1/2029, LOC: TD Bank NA	4,510,000	4,510,000
		34,580,000
Michigan 6.6%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.2%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	41,745,000	41,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.23%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.23%**, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.23%**, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.14%*, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series F, 0.13%*, 12/1/2033, LOC: JPMorgan Chase Bank	9,120,000	9,120,000
		148,165,000
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.37%*, 11/1/2017, LOC: U.S. Bank NA	1,335,000	1,335,000
Minneapolis, MN, General Obligation, 2.0%, 12/1/2011	3,000,000	3,004,400
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.21%, Mandatory Put 12/1/2011 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
		14,339,400
Mississippi 1.1%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	9,320,000	9,320,000
Series A, AMT, 0.47%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 0.59%*, 12/1/2047, LOC: HSBC Bank USA NA	5,684,211	5,684,211
		24,504,211
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.19%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 0.4%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series B, AMT, 0.24%*, 4/1/2042, SPA: JPMorgan Chase Bank	8,000,000	8,000,000
New Hampshire 1.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.2%*, 12/1/2032, LOC: Royal Bank of Canada (a)	25,000,000	25,000,000
New Jersey 0.7%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.28%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New York 8.5%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.22%*, 7/1/2037, LOC: Bank of America NA	9,000,000	9,000,000
Long Island, NY, Power Authority:
TECP, 0.23%, 12/6/2011, LOC: JPMorgan Chase Bank	30,000,000	30,000,000
Series 2, 0.24%*, 5/1/2033, LOC: Bayerische Landesbank	9,715,000	9,715,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14%*, 12/1/2040, LOC: HSBC Bank USA NA	4,405,000	4,405,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.2%*, 8/1/2029, LOC: JPMorgan Chase Bank	15,975,000	15,975,000
New York, Metropolitan Transportation Authority Revenue, TECP:
0.13%, 12/8/2011, LOC: TD Bank NA	5,000,000	5,000,000
0.17%, 11/3/2011, LOC: Royal Bank of Canada	20,000,000	20,000,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale, Landesbank Baden-Wurttemberg	10,500,000	10,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,183,195
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Series A, 144A, 0.33%, Mandatory Put 5/8/2012 @ 100, 12/1/2049	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.14%*, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York, NY, General Obligation:
Series B2, 0.21%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,930,000	3,930,000
Series A-4, 0.25%*, 8/1/2038, LOC: KBC Bank NV	2,500,000	2,500,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	21,919,268
		191,237,463
North Carolina 6.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.26%*, 11/1/2023	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.23%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,500,000	10,500,000
Series 1032, 0.23%*, 1/7/2024	11,625,000	11,625,000
Series 1008, 144A, 0.23%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.23%*, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1024, 144A, 0.23%*, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,725,000	4,725,000
Series 1009, 144A, 0.23%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,775,000	16,775,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.15%*, 12/1/2028, LOC: Branch Banking & Trust	5,000,000	5,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.15%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.15%*, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.08%*, 1/15/2045, LOC: Wells Fargo Bank NA	5,800,000	5,800,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.1%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.25%*, 8/1/2033, LOC: Bank of America NA	8,055,000	8,055,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.12%*, 11/1/2035, LOC: Credit Industrial et Commercial	44,250,000	44,250,000
		145,230,000
Ohio 1.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.54%*, 12/1/2032, LOC: KBC Bank NV	13,605,000	13,605,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificates of Participation, Series 2009-28, 144A, AMT, 0.26%*, 3/1/2035, LIQ: State Street Bank & Trust Co.	2,405,000	2,405,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	9,760,000	9,760,000
Series D, 144A, AMT, 0.29%*, 6/1/2048, LOC: Wachovia Bank NA	4,330,000	4,330,000
		30,100,000
Oklahoma 1.0%
Oklahoma, State Development Finance Authority Revenue, Continuing Care Retirement, Inverness Village Project, Series A, 0.75%*, 1/1/2042, LOC: KBC Bank NV	22,300,000	22,300,000
Other 5.8%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.27%*, 3/1/2041, LIQ: JPMorgan Chase Bank	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.28%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.16%*, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.28%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Delaware Valley, PA, Regional Financial Authority Revenue:
Series A, 0.23%*, 12/1/2019, LOC: Bayerische Landesbank	7,300,000	7,300,000
Series D, 0.23%*, 12/1/2020, LOC: Bayerische Landesbank	54,900,000	54,900,000
		74,515,000
South Carolina 0.9%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.23%*, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, State Public Service Authority Revenue, Series B, Prerefunded 1/1/12 @ 100, 5.125%, 1/1/2037, INS: AGMC	15,000,000	15,120,043
		20,875,043
Tennessee 2.8%
Metropolitan Government of Nashville and Davidson Counties, TN, TECP, 0.19%, 4/3/2012	50,000,000	50,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,974,990
		62,974,990
Texas 10.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.29%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
Austin, TX, Airport Systems Revenue, Series 3, AMT, 0.34%*, 11/15/2025, INS: AGMC, LOC: KBC Bank NV	32,350,000	32,350,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	7,910,000	7,910,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Katy, TX, Independent School Building District, 0.19%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project:
Series C, 0.1%*, 11/15/2050, LOC: Northern Trust Co.	3,500,000	3,500,000
Series E, 0.12%*, 11/15/2050, LOC: Wells Fargo Bank NA	4,300,000	4,300,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.29%*, 12/1/2047, LOC: Wachovia Bank NA	12,150,000	12,150,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.31%*, 9/1/2032, LIQ: Bank of America NA	4,863,000	4,863,000
Texas, North East Independent School District, "A", 144A, 0.14%*, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.14%*, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
"A", 144A, 0.14%*, 4/1/2029	8,685,000	8,685,000
Series C, AMT, 0.15%*, 12/1/2027, SPA: JPMorgan Chase Bank	14,000,000	14,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3953, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	10,000,000	10,000,000
Series 3964, 144A, 0.15%*, 8/30/2012, LIQ: JPMorgan Chase & Co.	30,000,000	30,000,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.19%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		243,993,000
Virginia 1.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18%*, 10/1/2037, LOC: Branch Banking & Trust	1,270,000	1,270,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.19%*, 7/15/2050, LIQ: Freddie Mac	19,030,000	19,030,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.21%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,905,000	8,905,000
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.14%*, 11/1/2036, SPA: Wells Fargo Bank NA	2,600,000	2,600,000
Virginia, University Revenues, TECP, 0.13%, 11/3/2011	11,000,000	11,000,000
		42,805,000
Washington 2.3%
Washington, State General Obligation:
Series 2599, 144A, 0.14%*, 1/1/2016, LIQ: JPMorgan Chase Bank	4,505,000	4,505,000
Series 3087, 144A, 0.14%*, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012 (b)	26,870,000	27,177,662
Washington, State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series D, 0.12%*, 8/15/2041, LOC: Barclays Bank PLC	5,000,000	5,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.16%*, 5/1/2028, LOC: U.S. Bank NA	8,545,000	8,545,000
		50,282,662
West Virginia 0.3%
West Virginia, Economic Development Authority Energy Revenue, Morgantown Energy, AMT, 0.17%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.5%
Milwaukee, WI, General Obligation, Promissory Notes, Series R2, 2.0%, 12/1/2011	25,000,000	25,037,189
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.28%*, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.12%*, 8/1/2030, LOC: U.S. Bank NA	2,300,000	2,300,000
		32,637,189

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,293,145,973)+	102.3	2,293,145,973
Other Assets and Liabilities, Net	(2.3)	(51,431,834)
Net Assets	100.0	2,241,714,139

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2011.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2011.

+ The cost for federal income tax purposes was $2,293,145,973.

(a) Taxable issue.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$2,293,145,973	$—	$2,293,145,973
Total	$—	$2,293,145,973	$—	$2,293,145,973

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2011 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,293,145,973
Receivable for investments sold	13,545,000
Receivable for Fund shares sold	583,902
Interest receivable	2,875,360
Due from Advisor	3,761
Other assets	135,901
Total assets	2,310,289,897
Liabilities
Cash overdraft	27,673,641
Payable for investments purchased	12,600,000
Payable for investments purchased — when-issued securities	27,177,662
Payable for Fund shares redeemed	347,670
Distributions payable	12,704
Accrued management fee	106,732
Other accrued expenses and payables	657,349
Total liabilities	68,575,758
Net assets, at value	$2,241,714,139
Net Assets Consist of
Undistributed net investment income	676,117
Accumulated net realized gain (loss)	12,988
Paid-in capital	2,241,025,034
Net assets, at value	$2,241,714,139

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2011 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,778,370 ÷ 12,773,306 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,723,963 ÷ 63,698,694 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,137,956,806 ÷ 1,137,505,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($336,522,388 ÷ 336,389,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($116,647,511 ÷ 116,601,260 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($83,683,471 ÷ 83,650,312 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($154,632,003 ÷ 154,570,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($335,769,627 ÷ 335,636,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2011 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$3,083,293
Expenses: Management fee	743,403
Administration fee	1,251,148
Services to shareholders	597,020
Distribution and service fees	1,160,042
Custodian fee	20,799
Professional fees	68,067
Reports to shareholders	91,890
Registration fees	76,740
Trustees' fees and expenses	47,126
Other	82,861
Total expenses before expense reductions	4,139,096
Expense reductions	(1,513,416)
Total expenses after expense reductions	2,625,680
Net investment income	457,613
Net realized gain (loss) from investments	12,988
Net increase (decrease) in net assets resulting from operations	$470,601

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations: Net investment income	$457,613	$4,209,978
Net realized gain (loss)	12,988	26,953
Net increase in net assets resulting from operations	470,601	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(680)	(1,440)
Davidson Cash Equivalent Shares	(3,354)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(359,156)	(3,424,889)
DWS Tax-Exempt Money Fund	(53,637)	(551,022)
DWS Tax-Free Money Fund Class S	(11,624)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(4,540)	(7,236)
Tax-Exempt Cash Managed Shares	(7,170)	(18,703)
Tax-Free Investment Class	(17,451)	(41,260)
Total distributions	(457,612)	(4,210,092)
Fund share transactions: Proceeds from shares sold	3,281,866,207	9,995,553,494
Reinvestment of distributions	274,041	2,851,124
Cost of shares redeemed	(3,701,647,290)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(419,507,042)	(413,147,572)
Increase (decrease) in net assets	(419,494,053)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $676,117 and $676,116, respectively)	$2,241,714,139	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Tax-Free Investment Class
	Six Months Ended 10/31/11 (Unaudited)		Years Ended April 30,							Period Ended 4/30/07a
			2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.011	.027		.004
Net realized and unrealized gain (loss)	.000	***	.000	***	.000	***	.000 ***	.000	***	(.000	)***
Total from investment operations	.000	***	.000	***	.000	***	.011	.027		.004
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.011)	(.027)		(.004)
Net realized gains	—		—		(.000	)***	—	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.011)	(.027)		(.004)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return (%)	.01	b**	.01	b	.04	b	1.15	2.78	b	.37	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	336		383		407		570	572		526
Ratio of expenses before expense reductions (%)	.60	*	.61		.62		.63	.62		.59	*
Ratio of expenses after expense reductions (%)	.24	*	.35		.45		.63	.61		.59	*
Ratio of net investment income (%)	.01	*	.01		.02		1.16	2.71		3.13	*
a For the period from March 19, 2007 (commencement of operations) to April 30, 2007.
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition, the Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2011, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Annualized Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2011, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2011
Tax-Exempt Portfolio	$1,251,148	$191,428

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2011, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2011
Capital Assets Funds Shares	$16,957	$14,192	$1,670
Davidson Cash Equivalent Shares	50,221	36,303	7,460
DWS Tax-Exempt Cash Institutional Shares	78,204	66,465	—
DWS Tax-Exempt Money Fund	56,739	22,782	25,755
DWS Tax-Free Money Fund Class S	36,614	16,847	13,415
Service Shares	113,247	94,940	15,814
Tax-Exempt Cash Managed Shares	50,070	19,948	15,745
Tax-Free Investment Class	155,835	81,897	20,696
	$557,887	$353,374	$100,555

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2011, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$22,384	$22,384	.00%	.33%
Davidson Cash Equivalent Shares	100,443	100,443	.00%	.30%
Service Shares	271,792	271,792	.00%	.60%
Tax-Free Investment Class	435,524	435,524	.00%	.25%
	$830,143	$830,143

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2011, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,958	$16,958	.00%	.25%
Davidson Cash Equivalent Shares	83,702	83,702	.00%	.25%
Tax-Exempt Cash Managed Shares	107,292	107,292	.00%	.15%
Tax-Free Investment Class	121,947	121,947	.00%	.07%
	$329,899	$329,899

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2011
Tax-Exempt Portfolio	$47,072	$47,072

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2011, one shareholder account held approximately 14% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2011.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,506,139	$17,506,139	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	54,409,847	54,409,847	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	2,643,974,604	2,643,974,604	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	98,130,776	98,130,776	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	16,293,284	16,293,284	40,065,751	40,065,751
Premier Money Market Shares*	—	—	17,963,464	17,963,464
Service Shares	88,088,690	88,088,690	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	206,527,622	206,527,622	270,920,971	270,920,971
Tax-Free Investment Class	156,935,245	156,935,245	408,957,323	408,957,323
		$3,281,866,207		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	677	$677	1,433	$1,433
Davidson Cash Equivalent Shares	3,333	3,333	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	185,739	185,739	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	51,551	51,551	541,218	541,218
DWS Tax-Free Money Fund Class S	11,124	11,124	147,957	147,957
Premier Money Market Shares*	—	—	1,023	1,023
Service Shares	4,511	4,511	7,238	7,238
Tax-Exempt Cash Managed Shares	129	129	84	84
Tax-Free Investment Class	16,977	16,977	40,669	40,669
		$274,041		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(15,328,993)	$(15,328,993)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(65,734,647)	(65,734,647)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(2,998,474,417)	(2,998,474,417)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(127,703,142)	(127,703,142)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(24,425,784)	(24,425,784)	(55,821,788)	(55,821,788)
Premier Money Market Shares*	—	—	(47,338,154)	(47,338,154)
Service Shares	(86,404,341)	(86,404,341)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(179,363,415)	(179,363,415)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(204,212,551)	(204,212,551)	(433,534,090)	(433,534,090)
		$(3,701,647,290)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	2,177,823	$2,177,823	(7,293,508)	(7,293,508)
Davidson Cash Equivalent Shares	(11,321,467)	(11,321,467)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(354,314,074)	(354,314,074)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(29,520,815)	(29,520,815)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(8,121,376)	(8,121,376)	(15,608,080)	(15,608,080)
Premier Money Market Shares*	—	—	(29,373,667)	(29,373,667)
Service Shares	1,688,860	1,688,860	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	27,164,336	27,164,336	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(47,260,329)	(47,260,329)	(24,536,098)	(24,536,098)
		$(419,507,042)		$(413,147,572)

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). Based on Lipper data provided as of December 31, 2010, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Tax-Free Investment Class shares (3rd quartile), and Service Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share classes: DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 28, 2011